UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 1 Annual Report September 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Central Fund 1	2.69%	5.54%	8.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 1 on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofAML® US High Yield Constrained Index performed over the same period.

Period Ending Values
$22,661	Fidelity® High Income Central Fund 1
$24,554	ICE® BofAML® US High Yield Constrained Index

BofA Merrill Lynch benchmark indices were re-branded as ICE BofAML benchmark indices.

Management's Discussion of Fund Performance

Market Recap:  U.S. corporate high-yield bonds gained 2.94% for the year ending September 30, 2018, as measured by the ICE BofAML® US High Yield Constrained Index. On the heels of a solid 2017, high yield began the new year on a high note, driven by optimism for U.S. tax reform, passed in December 2017, which also helped equity markets reach record levels. The uptrend reversed course in early February, though, amid broad market volatility and a backup in U.S. Treasury yields. The asset class took another leg down in March, losing ground largely due to a policy rate hike by the U.S. Federal Reserve and an escalating trade dispute with China. The market stabilized and turned in a strong result in April, but volatility persisted and the index experienced a two-week slump to conclude the first half of 2018. Strong corporate earnings helped high yield make a solid advance in the third quarter of 2018. For the full 12 months, lower-quality bonds rose 8%, topping credits rated B (+3%) and BB (+1%). By industry, energy was among the best performers, with the market heavyweight gaining 6% amid higher oil prices. Other standouts included food & drug retail (+10%) and transportation ex air/rail (+6%), while aerospace (+7%) was lifted by potential for increased spending on U.S. defense and infrastructure. Two defensive categories also outperformed: health care was up 5% and utilities gained roughly 4%. Notable laggards included automotive & auto parts (-2%), banks & thrifts (-1%), and super retail (-1%).

Comments from Co-Portfolio Managers Matthew Conti and Michael Weaver:  For the fiscal year, the fund gained 2.69%, modestly lagging the benchmark ICE BofAML® US High Yield Constrained Index. The low-yielding environment the past 12 months created some challenges from a quality standpoint, given that we take a fairly conservative approach toward credit risk. This backdrop hampered bonds rated BB, which are the most sensitive to interest rates, whereas lower-rated CCC bonds gained 8%. The B credit tier finished between the two, gaining 3%. Given our mandate to maintain a portfolio that is neutral or more conservative than its benchmark, we concentrated the fund in the BB and B credit tiers and underweighted lower-quality securities rated CCC. This positioning detracted from performance versus the benchmark, outweighing positive security selection. By industry, the fund's result was hampered most by our picks in the health care industry. Positioning in telecommunications also detracted, as did our choices in chemicals and cable/satellite TV. Conversely, our holdings in utilities and banks & thrifts helped the fund's relative result. We also benefited from an overweighting in the outperforming energy industry, which represented about 17% of fund assets, on average, this period. Within energy, it hurt to hold a small non-benchmark equity position in Forbes Energy. In April 2017, the company announced its plan to reorganize under Chapter 11, which weighed heavily on its debt. As part of the bankruptcy filing, the fund received stock and new loans, which returned -51% for the fund the past 12 months. Conversely, the largest individual contributor versus the benchmark was oil and gas exploration and production company Noble, as our holdings gained about 23%, rising alongside oil prices.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On April 2, 2018, Mike Weaver became Co-Portfolio Manager of the fund, joining Co-Portfolio Manager Matt Conti. The two will manage the fund together until December 31, 2018, at which point Matt plans to retire and Mike will become sole Portfolio Manager.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.6
Ally Financial, Inc.	1.9
Community Health Systems, Inc.	1.8
Sprint Corp.	1.7
11.3

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Energy	17.9
Healthcare	9.1
Cable/Satellite TV	9.0
Telecommunications	8.2
Utilities	6.1

Quality Diversification (% of fund's net assets)

As of September 30, 2018 *
BBB	0.6%
BB	43.8%
B	34.9%
CCC,CC,C	15.0%
Not Rated	0.6%
Equities	0.1%
Short-Term Investments and Net Other Assets	5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018*
Nonconvertible Bonds	89.4%
Convertible Bonds, Preferred Stocks	0.4%
Common Stocks	0.1%
Bank Loan Obligations	1.5%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 23.8%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Corporate Bonds - 89.8%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$750,000	$664,751
3.375% 8/15/26	770,000	734,400
		1,399,151
Nonconvertible Bonds - 89.4%
Aerospace - 2.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,905,000	1,912,144
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,365,000	3,379,722
7.5% 12/1/24 (a)	1,350,000	1,424,250
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,280,000	1,284,800
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,930,875
6.375% 6/15/26	130,000	131,300
		10,063,091
Air Transportation - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	810,000	842,400
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
4.625% 3/30/25	660,000	655,050
5.75% 11/20/25	4,085,000	4,217,763
8% 11/1/31	2,385,000	2,888,831
		7,761,644
Broadcasting - 1.3%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,330,000	1,309,132
5% 8/1/27 (a)	2,065,000	1,986,964
5.375% 4/15/25 (a)	585,000	587,194
6% 7/15/24 (a)	1,300,000	1,349,010
		5,232,300
Cable/Satellite TV - 9.0%
Altice SA:
7.625% 2/15/25 (a)	570,000	519,498
7.75% 5/15/22 (a)	6,015,000	5,842,040
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	2,125,000	2,148,906
5.5% 5/15/26 (a)	1,000,000	997,000
7.75% 7/15/25 (a)	1,200,000	1,278,000
Cablevision Systems Corp. 5.875% 9/15/22	805,000	820,597
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,805,000	3,642,527
5% 2/1/28 (a)	3,635,000	3,416,537
5.125% 5/1/27 (a)	2,910,000	2,759,000
5.5% 5/1/26 (a)	2,485,000	2,457,044
5.75% 2/15/26 (a)	1,370,000	1,375,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (a)	935,000	979,413
CSC Holdings LLC 5.5% 4/15/27 (a)	925,000	899,914
DISH DBS Corp.:
5.875% 11/15/24	3,260,000	2,921,775
7.75% 7/1/26	870,000	824,325
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	2,118,600
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	2,090,000	1,961,988
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,220,000	2,082,915
		37,045,217
Capital Goods - 0.7%
AECOM:
5.125% 3/15/27	1,390,000	1,355,389
5.875% 10/15/24	1,455,000	1,541,049
		2,896,438
Chemicals - 3.9%
CF Industries Holdings, Inc.:
3.45% 6/1/23	600,000	578,250
4.5% 12/1/26 (a)	420,000	416,986
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,110,000	1,068,653
5.25% 6/1/27 (a)	840,000	782,250
OCI NV 6.625% 4/15/23 (a)	1,960,000	2,028,600
Olin Corp.:
5% 2/1/30	435,000	406,725
5.125% 9/15/27	1,725,000	1,660,313
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	2,010,000	1,983,408
The Chemours Co. LLC 5.375% 5/15/27	1,045,000	1,008,425
TPC Group, Inc. 8.75% 12/15/20 (a)	2,800,000	2,793,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,132,759
Tronox Finance PLC 5.75% 10/1/25 (a)	235,000	217,963
Tronox, Inc. 6.5% 4/15/26 (a)	1,305,000	1,257,694
Valvoline, Inc. 4.375% 8/15/25	970,000	902,100
		16,237,126
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	900,000	838,688
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	374,163
		1,212,851
Containers - 1.9%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	799,956	799,956
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	945,000	935,550
6% 2/15/25 (a)	2,350,000	2,300,063
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	955,000	914,413
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,930,000	1,765,950
OI European Group BV 4% 3/15/23 (a)	1,380,000	1,311,000
		8,026,932
Diversified Financial Services - 5.8%
Aircastle Ltd. 4.125% 5/1/24	385,000	378,679
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	760,000	690,650
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)(c)	800,000	799,500
FLY Leasing Ltd. 5.25% 10/15/24	2,045,000	1,965,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,745,000	4,804,313
6.25% 2/1/22	4,515,000	4,627,875
6.375% 12/15/25	1,030,000	1,033,863
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	2,962,613
Navient Corp.:
6.5% 6/15/22	580,000	593,816
7.25% 9/25/23	505,000	535,300
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,588,163
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	640,000	598,400
6.875% 2/15/23 (a)	185,000	178,063
SLM Corp.:
5.5% 1/25/23	800,000	798,000
6.125% 3/25/24	275,000	275,000
7.25% 1/25/22	580,000	611,900
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,346,913
		23,788,804
Diversified Media - 1.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	785,000	754,581
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,715,000	2,402,775
Nielsen Co. S.a.r.l. (Luxembourg):
5% 2/1/25 (a)	775,000	759,500
5.5% 10/1/21 (a)	175,000	176,006
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	853,991
		4,946,853
Energy - 17.0%
Antero Resources Corp. 5.125% 12/1/22	1,700,000	1,721,250
California Resources Corp. 8% 12/15/22 (a)	2,080,000	1,983,800
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	390,000	391,463
5.875% 3/31/25	1,615,000	1,695,750
7% 6/30/24	2,100,000	2,299,500
Cheniere Energy Partners LP:
5.25% 10/1/25	2,470,000	2,470,000
5.625% 10/1/26 (a)	470,000	473,384
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,554,388
5.75% 3/15/23	1,715,000	1,669,981
8% 12/15/22 (a)	1,057,000	1,107,208
8% 1/15/25	560,000	577,920
8% 6/15/27	1,010,000	1,029,695
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,361,588
Comstock Escrow Corp. 9.75% 8/15/26 (a)	1,530,000	1,526,634
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(d)	3,330,000	3,331,201
6.5% 5/15/26 (a)	840,000	848,400
6.875% 6/15/25 (a)	945,000	981,619
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,067,206
DCP Midstream Operating LP 5.375% 7/15/25	1,150,000	1,168,688
Denbury Resources, Inc.:
4.625% 7/15/23	50,000	43,969
5.5% 5/1/22	535,000	492,200
6.375% 8/15/21	165,000	160,875
9% 5/15/21 (a)	355,000	383,844
9.25% 3/31/22 (a)	2,795,000	3,018,600
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	220,000	220,000
5.75% 1/30/28 (a)	220,000	220,000
Ensco PLC:
5.2% 3/15/25	1,900,000	1,653,000
7.75% 2/1/26	575,000	570,688
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	815,000	821,113
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	1,020,000	1,025,100
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,910,000	1,929,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	4,040,000	3,942,030
5.75% 10/1/25 (a)	1,635,000	1,641,131
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,220,000	1,180,350
Jonah Energy LLC 7.25% 10/15/25 (a)	695,000	531,675
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	935,000	932,663
Nabors Industries, Inc.:
5.5% 1/15/23	880,000	864,291
5.75% 2/1/25	625,000	598,987
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,090,000	1,068,200
4.5% 9/15/27 (a)	235,000	225,013
Noble Holding International Ltd.:
7.75% 1/15/24	1,524,000	1,512,570
7.95% 4/1/25 (b)	865,000	844,456
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	199,000
5.375% 1/15/25 (a)	1,270,000	1,273,175
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	780,000	796,575
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,545,000	1,498,650
SemGroup Corp.:
6.375% 3/15/25	1,330,000	1,306,725
7.25% 3/15/26	870,000	867,825
Southwestern Energy Co. 4.1% 3/15/22	730,000	727,263
Summit Midstream Holdings LLC 5.75% 4/15/25	1,095,000	1,053,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	765,000	746,831
5% 1/15/28 (a)	1,315,000	1,278,180
5.125% 2/1/25	1,730,000	1,738,650
5.25% 5/1/23	380,000	384,275
5.875% 4/15/26 (a)	1,130,000	1,165,313
TerraForm Power Operating LLC 5% 1/31/28 (a)	265,000	246,450
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,135,000	1,171,888
Weatherford International Ltd.:
5.95% 4/15/42	250,000	178,750
6.5% 8/1/36	840,000	632,100
7% 3/15/38	305,000	236,375
9.875% 2/15/24	550,000	537,625
Weatherford International, Inc. 9.875% 3/1/25 (a)	1,800,000	1,737,000
		69,916,118
Entertainment/Film - 0.6%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,651,776	2,598,740
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,375,000	1,364,688
Tervita Escrow Corp. 7.625% 12/1/21 (a)	180,000	185,625
		1,550,313
Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,205,000	1,192,950
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	3,350,000	3,299,750
Post Holdings, Inc.:
5% 8/15/26 (a)	395,000	373,492
5.625% 1/15/28 (a)	825,000	794,063
5.75% 3/1/27 (a)	710,000	697,575
Vector Group Ltd. 6.125% 2/1/25 (a)	3,040,000	2,812,000
		9,169,830
Gaming - 4.5%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	2,710,000	2,581,275
Delta Merger Sub, Inc. 6% 9/15/26 (a)	190,000	192,375
Eldorado Resorts, Inc. 6% 4/1/25	810,000	820,125
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,010,000	1,025,968
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,195,000	1,130,617
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,072,950
4.5% 1/15/28	955,000	873,921
Scientific Games Corp.:
5% 10/15/25 (a)	820,000	779,000
6.625% 5/15/21	2,475,000	2,462,625
Stars Group Holdings BV 7% 7/15/26 (a)	1,535,000	1,583,644
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,039,213
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,379,194
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	450,000	423,563
5.5% 10/1/27 (a)	390,000	366,409
		18,730,879
Healthcare - 9.1%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	655,000	630,438
Community Health Systems, Inc.:
5.125% 8/1/21	1,000,000	972,500
6.25% 3/31/23	5,730,000	5,450,663
8.625% 1/15/24 (a)	1,105,000	1,145,056
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,308,875
5% 3/15/24	2,450,000	2,511,250
Hologic, Inc.:
4.375% 10/15/25 (a)	960,000	914,400
4.625% 2/1/28 (a)	180,000	168,750
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	544,519
5.25% 8/1/26	1,860,000	1,850,700
5.5% 5/1/24	660,000	666,270
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	500,000	488,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	390,975
5.5% 2/1/21	730,000	742,775
Service Corp. International 4.625% 12/15/27	1,035,000	991,013
Teleflex, Inc.:
4.625% 11/15/27	515,000	490,332
4.875% 6/1/26	2,200,000	2,178,000
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,120,129
4.625% 7/15/24	740,000	719,280
5.125% 5/1/25	430,000	423,550
6.75% 6/15/23	920,000	916,550
8.125% 4/1/22	3,590,000	3,783,142
THC Escrow Corp. III 7% 8/1/25	1,050,000	1,037,663
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	2,790,000	2,779,538
5.875% 5/15/23 (a)	620,000	601,865
7% 3/15/24 (a)	2,300,000	2,429,950
Wellcare Health Plans, Inc.:
5.25% 4/1/25	855,000	868,894
5.375% 8/15/26 (a)	260,000	264,550
		37,390,127
Homebuilders/Real Estate - 0.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,555,000	1,539,450
Starwood Property Trust, Inc. 4.75% 3/15/25	490,000	469,229
		2,008,679
Hotels - 0.2%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	995,000	986,294
Insurance - 0.3%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,210,000	1,258,400
Leisure - 0.6%
Mattel, Inc. 6.75% 12/31/25 (a)	1,060,000	1,038,800
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	463,450
7.25% 11/30/21 (a)	1,040,000	1,076,400
		2,578,650
Metals/Mining - 1.6%
Constellium NV 5.875% 2/15/26 (a)	795,000	778,106
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,137,063
7.25% 5/15/22 (a)	655,000	641,081
7.25% 4/1/23 (a)	1,075,000	1,023,938
7.5% 4/1/25 (a)	1,010,000	958,238
FMG Resources (August 2006) Pty Ltd. 5.125% 5/15/24 (a)	525,000	509,644
Freeport-McMoRan, Inc. 3.875% 3/15/23	625,000	604,638
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	920,000	868,250
		6,520,958
Publishing/Printing - 0.3%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,185,000	1,107,975
Restaurants - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	920,000	873,200
5% 10/15/25 (a)	1,340,000	1,283,063
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,565,000	2,601,885
		4,758,148
Services - 3.0%
APX Group, Inc.:
7.625% 9/1/23	720,000	665,100
8.75% 12/1/20	2,636,000	2,636,000
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,695,000
Avantor, Inc. 6% 10/1/24 (a)	740,000	751,100
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,005,000	1,033,019
CDK Global, Inc.:
4.875% 6/1/27	460,000	448,500
5.875% 6/15/26	755,000	779,824
Frontdoor, Inc. 6.75% 8/15/26 (a)	350,000	360,500
IHS Markit Ltd. 4.75% 2/15/25 (a)	695,000	705,098
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,547,349
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	870,213
		12,491,703
Steel - 0.2%
Commercial Metals Co. 5.375% 7/15/27	825,000	775,500
Super Retail - 0.3%
Netflix, Inc. 4.375% 11/15/26	1,145,000	1,072,980
Technology - 3.8%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	350,000	364,875
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,805,000	1,820,794
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	909,860
Micron Technology, Inc. 5.5% 2/1/25	555,000	573,937
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,040,113
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,005,775
Qorvo, Inc. 5.5% 7/15/26 (a)	840,000	852,709
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,907,555
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,545,000	1,693,011
Symantec Corp. 5% 4/15/25 (a)	1,825,000	1,808,568
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,545,000	1,548,863
		15,526,060
Telecommunications - 7.8%
Equinix, Inc. 5.375% 4/1/23	366,000	374,693
Frontier Communications Corp. 11% 9/15/25	1,640,000	1,278,724
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	1,555,000	1,636,638
8.5% 10/15/24 (a)	1,410,000	1,425,510
9.5% 9/30/22 (a)	700,000	813,750
Level 3 Communications, Inc. 5.75% 12/1/22	955,000	965,935
Level 3 Financing, Inc.:
5.125% 5/1/23	1,200,000	1,209,000
5.375% 1/15/24	1,340,000	1,342,332
5.375% 5/1/25	550,000	550,000
Neptune Finco Corp. 6.625% 10/15/25 (a)	2,000,000	2,107,500
Qwest Corp. 6.75% 12/1/21	500,000	533,623
SFR Group SA:
6.25% 5/15/24 (a)	1,045,000	1,029,325
8.125% 2/1/27 (a)	1,150,000	1,184,500
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,422,500
Sprint Corp.:
7.25% 9/15/21	1,320,000	1,394,250
7.625% 3/1/26	780,000	825,435
7.875% 9/15/23	4,470,000	4,815,799
T-Mobile U.S.A., Inc. 6.375% 3/1/25	2,200,000	2,291,960
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,256,000
U.S. West Communications 7.25% 9/15/25	545,000	585,233
Wind Tre SpA 5% 1/20/26 (a)	1,760,000	1,530,408
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	1,725,000	1,792,310
		32,365,425
Transportation Ex Air/Rail - 1.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (a)	1,265,000	1,276,069
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,640,000	2,180,640
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	475,000	374,063
11.25% 8/15/22 (a)	815,000	741,650
		4,572,422
Utilities - 6.1%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)(c)	680,000	686,375
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,535,688
DPL, Inc. 6.75% 10/1/19	688,000	705,200
Dynegy, Inc. 7.625% 11/1/24	1,200,000	1,291,500
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,768,292
7% 6/15/23	4,980,000	5,042,250
InterGen NV 7% 6/30/23 (a)	920,000	910,800
NRG Yield Operating LLC 5% 9/15/26	970,000	928,775
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,563,304	5,002,522
The AES Corp. 4.875% 5/15/23	3,975,000	4,009,781
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	1,370,000	1,385,413
		25,266,596

TOTAL NONCONVERTIBLE BONDS		368,699,453

TOTAL CORPORATE BONDS
(Cost $369,655,670)		370,098,604
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (e)(f)	76,687	440,950
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	0	16,065
TOTAL COMMON STOCKS
(Cost $4,254,449)		457,015
	Principal Amount	Value

Bank Loan Obligations - 1.5%
Energy - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (b)(d)	450,000	456,561
Gaming - 0.5%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (b)(d)	1,280,325	1,283,526
3 month U.S. LIBOR + 7.000% 9.25% 10/20/25 (b)(d)	430,000	434,838
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0342% 8/14/24 (b)(d)	431,967	431,159

TOTAL GAMING		2,149,523

Publishing/Printing - 0.4%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (b)(d)	1,706,798	1,712,892
Services - 0.1%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(d)	65,000	64,310
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(d)	287,019	287,105

TOTAL SERVICES		351,415

Telecommunications - 0.4%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (b)(d)	1,659,725	1,656,439
TOTAL BANK LOAN OBLIGATIONS
(Cost $6,268,320)		6,326,830

Preferred Securities - 3.6%
Banks & Thrifts - 2.9%
Bank of America Corp.:
6.1% (b)(g)	2,010,000	2,112,729
6.25% (b)(g)	2,310,000	2,447,419
Barclays Bank PLC 7.625% 11/21/22	2,215,000	2,462,100
BNP Paribas SA 7% (a)(b)(g)	210,000	213,255
Citigroup, Inc.:
5.875% (b)(g)	2,735,000	2,808,569
5.95% (b)(g)	760,000	783,730
Royal Bank of Scotland Group PLC 7.5% (b)(g)	995,000	1,018,839

TOTAL BANKS & THRIFTS		11,846,641

Energy - 0.7%
Andeavor Logistics LP 6.875% (b)(g)	1,270,000	1,284,542
Energy Transfer Partners LP 6.25% (b)(g)	1,566,000	1,519,775

TOTAL ENERGY		2,804,317

TOTAL PREFERRED SECURITIES
(Cost $14,081,540)		14,650,958
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.11% (h)
(Cost $15,771,125)	15,767,972	15,771,125
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $410,031,104)		407,304,532
NET OTHER ASSETS (LIABILITIES) - 1.2%		5,049,037
NET ASSETS - 100%		$412,353,569

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,915,160 or 50.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,371
Total	$208,371

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$440,950	$--	$--	$440,950
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	370,098,604	--	370,098,604	--
Bank Loan Obligations	6,326,830	--	6,326,830	--
Preferred Securities	14,650,958	--	14,650,958	--
Money Market Funds	15,771,125	15,771,125	--	--
Total Investments in Securities:	$407,304,532	$15,771,125	$391,076,392	$457,015

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Canada	5.9%
Luxembourg	4.9%
Netherlands	3.4%
Multi-National	2.2%
United Kingdom	1.8%
Cayman Islands	1.4%
Bermuda	1.2%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $394,259,979)	$391,533,407
Fidelity Central Funds (cost $15,771,125)	15,771,125
Total Investment in Securities (cost $410,031,104)		$407,304,532
Cash		1,039,126
Receivable for investments sold		670,366
Receivable for fund shares sold		232,298
Interest receivable		6,437,597
Distributions receivable from Fidelity Central Funds		27,423
Total assets		415,711,342
Liabilities
Payable for investments purchased
Regular delivery	$1,676,360
Delayed delivery	1,481,575
Payable for fund shares redeemed	195,142
Other payables and accrued expenses	4,696
Total liabilities		3,357,773
Net Assets		$412,353,569
Net Assets consist of:
Paid in capital		$415,264,155
Distributions in excess of net investment income		(415,531)
Accumulated undistributed net realized gain (loss) on investments		231,517
Net unrealized appreciation (depreciation) on investments		(2,726,572)
Net Assets, for 4,372,953 shares outstanding		$412,353,569
Net Asset Value, offering price and redemption price per share ($412,353,569 ÷ 4,372,953 shares)		$94.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$1,100,844
Interest		25,552,296
Income from Fidelity Central Funds		208,371
Total income		26,861,511
Expenses
Custodian fees and expenses	$11,765
Independent directors' fees and expenses	2,096
Legal	12
Miscellaneous	10
Total expenses before reductions	13,883
Expense reductions	(5,993)
Total expenses after reductions		7,890
Net investment income (loss)		26,853,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,534,229
Fidelity Central Funds	112
Total net realized gain (loss)		1,534,341
Change in net unrealized appreciation (depreciation) on investment securities		(17,609,200)
Net gain (loss)		(16,074,859)
Net increase (decrease) in net assets resulting from operations		$10,778,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,853,621	$36,284,230
Net realized gain (loss)	1,534,341	19,954,116
Change in net unrealized appreciation (depreciation)	(17,609,200)	(2,133,192)
Net increase (decrease) in net assets resulting from operations	10,778,762	54,105,154
Distributions to shareholders from net investment income	(26,805,868)	(36,596,557)
Distributions to shareholders from net realized gain	(16,090,994)	(1,402,290)
Total distributions	(42,896,862)	(37,998,847)
Affiliated share transactions
Proceeds from sales of shares	56,102,680	33,665,085
Reinvestment of distributions	42,889,583	37,995,896
Cost of shares redeemed	(156,983,876)	(380,292,695)
Net increase (decrease) in net assets resulting from share transactions	(57,991,613)	(308,631,714)
Total increase (decrease) in net assets	(90,109,713)	(292,525,407)
Net Assets
Beginning of period	502,463,282	794,988,689
End of period	$412,353,569	$502,463,282
Other Information
Distributions in excess of net investment income end of period	$(415,531)	$(306,720)
Shares
Sold	584,125	340,251
Issued in reinvestment of distributions	446,524	383,006
Redeemed	(1,647,007)	(3,843,320)
Net increase (decrease)	(616,358)	(3,120,063)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 1

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$100.71	$98.03	$93.94	$102.00	$101.40
Income from Investment Operations
Net investment income (loss)A	5.772	6.145	6.453	6.303	6.317
Net realized and unrealized gain (loss)	(3.258)	2.919	3.688	(8.196)	.503
Total from investment operations	2.514	9.064	10.141	(1.893)	6.820
Distributions from net investment income	(5.750)	(6.169)	(6.051)	(6.167)	(6.220)
Distributions from net realized gain	(3.174)	(.215)	–	–	–
Total distributions	(8.924)	(6.384)	(6.051)	(6.167)	(6.220)
Net asset value, end of period	$94.30	$100.71	$98.03	$93.94	$102.00
Total ReturnB	2.69%	9.54%	11.32%	(2.06)%	6.77%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	6.01%	6.18%	6.92%	6.31%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$412,354	$502,463	$794,989	$1,012,111	$457,907
Portfolio turnover rateF	69%	58%	59%	57%	74%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,458,814
Gross unrealized depreciation	(10,158,444)
Net unrealized appreciation (depreciation)	$(2,699,630)
Tax Cost	$410,004,162

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$204,574
Net unrealized appreciation (depreciation) on securities and other investments	$(2,699,630)

The tax character of distributions paid was as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$30,121,403	$ 37,509,676
Long-term Capital Gains	12,775,459	489,171
Total	$42,896,862	$ 37,998,847

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $294,106,725 and $374,399,491, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $422 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,993.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund 1:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 1 (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Actual	.0034%	$1,000.00	$1,031.70	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $1,532,406, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,894,745 of distributions paid during the period January 1, 2018 to September 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity High Income Central Fund 1

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HP1-ANN-1118
1.807405.113

Fidelity® Equity Sector Central Funds Annual Report September 30, 2018

Contents

Fidelity® Consumer Discretionary Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Energy Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Financials Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Health Care Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Industrials Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Information Technology Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Materials Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Real Estate Equity Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Telecom Services Central Fund (To be renamed Fidelity® Communication Services Central Fund effective December 1, 2018)
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Utilities Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Consumer Discretionary Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Consumer Discretionary Central Fund	31.42%	14.83%	16.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Consumer Discretionary Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$45,272	Fidelity® Consumer Discretionary Central Fund
$30,962	S&P 500® Index

Fidelity® Consumer Discretionary Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Katherine Shaw:  For the fiscal year, the fund gained 31.42%, outpacing the 28.02% advance of the MSCI U.S. IMI Consumer Discretionary 25/50 Index, as well as the broad-market S&P 500®. The past 12 months, consumer discretionary stocks benefited from positive business fundamentals and upbeat consumer sentiment. Jobs data trended upward and investors remained confident that the sweeping $1.5 trillion U.S. tax-reform plan passed in December 2017 could boost consumers' discretionary spending in 2018. The fund’s outperformance of the MSCI sector index this period was driven by underweightings in the auto parts & equipment and automobile manufacturers categories, each of which lost ground. Security selection in internet & direct marketing retail also helped our relative result. Conversely, notable detractors versus the MSCI index included overexposure to hotels, resorts & cruise lines, along with our choices in general merchandise stores. Among individual stocks, Amazon.com was our biggest holding and largest individual contributor. Shares of Amazon gained roughly 108%, rising on the firm’s sustained dominance in its core e-commerce and cloud markets. Relative performance also received a boost from our decision to not own index component Ford Motor and largely avoid media giant Time Warner, as both stocks declined the past 12 months. Time Warner was not held at period end. Conversely, a sizable overweighting in Charter Communications was the fund’s biggest individual relative detractor. Our position in the stock returned about -11%, largely weighed down by concerns related to cord cutting. Another large fund holding that hurt this period was discount retailer Dollar Tree (-6%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Amazon.com, Inc.	21.3
Home Depot, Inc.	7.1
Netflix, Inc.	4.1
The Walt Disney Co.	3.7
McDonald's Corp.	3.7
Lowe's Companies, Inc.	3.2
Comcast Corp. Class A	2.6
The Booking Holdings, Inc.	2.5
NIKE, Inc. Class B	2.5
Charter Communications, Inc. Class A	2.5
53.2

Top Industries (% of fund's net assets)

As of September 30, 2018
Internet & Direct Marketing Retail	28.5%
Hotels, Restaurants & Leisure	21.7%
Specialty Retail	19.2%
Media	9.7%
Textiles, Apparel & Luxury Goods	5.6%
All Others*	15.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Discretionary Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	21,100	$2,408,987
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Aptiv PLC	44,300	3,716,770
Lear Corp.	19,919	2,888,255
Tenneco, Inc.	2,283	96,206
		6,701,231
Automobiles - 2.0%
Automobile Manufacturers - 2.0%
Ferrari NV (b)	29,795	4,079,233
General Motors Co.	381,600	12,848,472
Tesla, Inc. (a)	94,716	25,077,955
Thor Industries, Inc.	83,900	7,022,430
		49,028,090
Beverages - 0.7%
Distillers & Vintners - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	61,335	13,225,053
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	71,533	4,168,943

TOTAL BEVERAGES		17,393,996

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	75,000	2,745,000
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	4,400	2,002,924
Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
Copart, Inc. (a)	67,500	3,478,275
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	323,300	10,238,911
Pool Corp.	19,800	3,304,224
		13,543,135
Diversified Consumer Services - 1.1%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	53,700	2,588,340
Grand Canyon Education, Inc. (a)	81,830	9,230,424
New Oriental Education & Technology Group, Inc. sponsored ADR	45,900	3,397,059
		15,215,823
Specialized Consumer Services - 0.5%
Service Corp. International	25,000	1,105,000
ServiceMaster Global Holdings, Inc. (a)	34,078	2,113,858
Weight Watchers International, Inc. (a)	106,659	7,678,381
		10,897,239

TOTAL DIVERSIFIED CONSUMER SERVICES		26,113,062

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc. (b)	177,900	1,670,481
Food & Staples Retailing - 1.1%
Food Distributors - 0.6%
Performance Food Group Co. (a)	438,075	14,587,898
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc.	220,300	5,899,634
Costco Wholesale Corp.	4,149	974,517
Walmart, Inc.	43,500	4,085,085
		10,959,236

TOTAL FOOD & STAPLES RETAILING		25,547,134

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	20,510	925,821
Hotels, Restaurants & Leisure - 21.7%
Casinos & Gaming - 3.1%
Boyd Gaming Corp.	117,300	3,970,605
Caesars Entertainment Corp. (a)	516,000	5,289,000
Churchill Downs, Inc.	9,900	2,749,230
Eldorado Resorts, Inc. (a)	294,483	14,311,874
Las Vegas Sands Corp.	429,315	25,471,259
Melco Crown Entertainment Ltd. sponsored ADR	54,100	1,144,215
MGM Mirage, Inc.	454,700	12,690,677
Penn National Gaming, Inc. (a)	173,459	5,710,270
PlayAGS, Inc. (a)	42,200	1,243,634
Wynn Resorts Ltd.	15,615	1,984,042
		74,564,806
Hotels, Resorts & Cruise Lines - 8.2%
Accor SA	29,500	1,514,578
Bluegreen Vacations Corp.	148,880	2,663,463
Carnival Corp.	311,700	19,877,109
Hilton Grand Vacations, Inc. (a)	275,400	9,115,740
Hilton Worldwide Holdings, Inc.	463,826	37,467,864
Hyatt Hotels Corp. Class A	65,900	5,244,981
Marriott International, Inc. Class A	304,108	40,151,379
Marriott Vacations Worldwide Corp.	132,500	14,806,875
Royal Caribbean Cruises Ltd.	355,228	46,158,326
Wyndham Destinations, Inc.	217,358	9,424,643
Wyndham Hotels & Resorts, Inc.	225,343	12,522,311
		198,947,269
Leisure Facilities - 1.4%
Cedar Fair LP (depositary unit)	53,273	2,774,458
Drive Shack, Inc. (a)	435,017	2,592,701
Planet Fitness, Inc. (a)	205,663	11,111,972
Vail Resorts, Inc.	58,509	16,056,040
		32,535,171
Restaurants - 9.0%
ARAMARK Holdings Corp.	266,963	11,484,748
Chipotle Mexican Grill, Inc. (a)	10,400	4,727,008
Compass Group PLC	64,400	1,431,999
Darden Restaurants, Inc.	83,873	9,325,839
Del Frisco's Restaurant Group, Inc. (a)	120,700	1,001,810
Dine Brands Global, Inc.	17,957	1,460,084
Domino's Pizza, Inc.	41,320	12,181,136
Dunkin' Brands Group, Inc.	105,549	7,781,072
Jack in the Box, Inc.	31,411	2,633,184
McDonald's Corp.	529,130	88,518,158
Restaurant Brands International, Inc.	191,300	11,327,081
Ruth's Hospitality Group, Inc.	43,323	1,366,841
Shake Shack, Inc. Class A (a)	15,700	989,257
Starbucks Corp.	681,900	38,759,196
Texas Roadhouse, Inc. Class A	53,300	3,693,157
U.S. Foods Holding Corp. (a)	336,800	10,380,176
Wendy's Co.	161,900	2,774,966
Wingstop, Inc.	26,477	1,807,585
Yum! Brands, Inc.	68,327	6,211,608
		217,854,905

TOTAL HOTELS, RESTAURANTS & LEISURE		523,902,151

Household Durables - 2.5%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	33,000	5,786,550
Homebuilding - 2.1%
Cavco Industries, Inc. (a)	18,846	4,768,038
D.R. Horton, Inc.	408,300	17,222,094
Lennar Corp.:
Class A	266,650	12,449,889
Class B	2,892	111,342
LGI Homes, Inc. (a)(b)	19,100	906,104
New Home Co. LLC (a)	79,500	640,770
NVR, Inc. (a)	4,450	10,995,060
Taylor Morrison Home Corp. (a)	58,400	1,053,536
TRI Pointe Homes, Inc. (a)	248,600	3,082,640
		51,229,473
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	468,500	2,992,329

TOTAL HOUSEHOLD DURABLES		60,008,352

Internet & Direct Marketing Retail - 28.5%
Internet & Direct Marketing Retail - 28.5%
Amazon.com, Inc. (a)	257,127	515,025,380
Boohoo.Com PLC (a)	329,200	1,004,904
Liberty Interactive Corp. QVC Group Series A (a)	429,185	9,532,199
Netflix, Inc. (a)	265,479	99,323,658
Start Today Co. Ltd.	19,900	602,500
The Booking Holdings, Inc.(a)	30,657	60,823,488
Wayfair LLC Class A (a)	12,300	1,816,341
Zalando SE (a)	10,300	400,740
		688,529,210
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	66,277	4,983,368
Alphabet, Inc. Class A (a)	9,400	11,346,552
Farfetch Ltd. Class A	18,100	492,863
MINDBODY, Inc. (a)	16,800	682,920
SurveyMonkey	5,500	88,165
		17,593,868
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV (c)	1,573	1,283,911
Global Payments, Inc.	25,500	3,248,700
PayPal Holdings, Inc. (a)	65,100	5,718,384
		10,250,995
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	728,000	11,429,600
Media - 9.7%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	28,900	660,943
Broadcasting - 0.1%
CBS Corp. Class B	47,200	2,711,640
Cable & Satellite - 5.3%
Charter Communications, Inc. Class A (a)	181,237	59,061,514
Comcast Corp. Class A	1,795,871	63,591,792
Naspers Ltd. Class N	19,284	4,161,430
		126,814,736
Movies & Entertainment - 4.3%
Cinemark Holdings, Inc.	224,065	9,007,413
Liberty Media Corp. Liberty Formula One Group Series C (a)	47,500	1,766,525
Lions Gate Entertainment Corp. Class B	7,600	177,080
Live Nation Entertainment, Inc. (a)	86,900	4,733,443
The Walt Disney Co.	761,278	89,023,849
		104,708,310

TOTAL MEDIA		234,895,629

Multiline Retail - 4.2%
Department Stores - 0.5%
Future Retail Ltd.	208,890	1,342,905
Macy's, Inc.	263,293	9,144,166
		10,487,071
General Merchandise Stores - 3.7%
B&M European Value Retail S.A.	427,543	2,155,480
Dollar General Corp.	295,680	32,317,824
Dollar Tree, Inc. (a)	569,753	46,463,357
Ollie's Bargain Outlet Holdings, Inc. (a)	52,700	5,064,470
Target Corp.	43,400	3,828,314
		89,829,445

TOTAL MULTILINE RETAIL		100,316,516

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	7,100	1,031,772
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (a)(b)	81,200	1,518,440
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	6,000	1,619,700
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	29,200	2,429,148

TOTAL SOFTWARE		4,048,848

Specialty Retail - 19.2%
Apparel Retail - 5.8%
Burlington Stores, Inc. (a)	260,625	42,461,025
Inditex SA	60,601	1,830,851
Ross Stores, Inc.	394,269	39,072,058
The Children's Place Retail Stores, Inc.	36,405	4,652,559
TJX Companies, Inc.	465,990	52,200,200
		140,216,693
Automotive Retail - 2.2%
AutoZone, Inc. (a)	24,674	19,139,622
Monro, Inc.	50,600	3,521,760
O'Reilly Automotive, Inc. (a)	88,068	30,587,778
		53,249,160
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	45,600	3,618,816
Home Improvement Retail - 10.4%
Floor & Decor Holdings, Inc. Class A (a)	98,044	2,957,987
Home Depot, Inc.	825,941	171,093,678
Lowe's Companies, Inc.	662,919	76,116,360
		250,168,025
Specialty Stores - 0.7%
Five Below, Inc. (a)	2,800	364,168
Tiffany & Co., Inc.	38,300	4,939,551
Ulta Beauty, Inc. (a)	43,700	12,328,644
		17,632,363

TOTAL SPECIALTY RETAIL		464,885,057

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	21,900	4,943,706
Textiles, Apparel & Luxury Goods - 5.6%
Apparel, Accessories & Luxury Goods - 3.0%
adidas AG	20,166	4,937,957
Canada Goose Holdings, Inc. (a)	33,983	2,188,972
Carter's, Inc.	56,500	5,570,900
G-III Apparel Group Ltd. (a)	50,043	2,411,572
Kering SA	8,200	4,395,666
lululemon athletica, Inc. (a)	9,000	1,462,410
LVMH Moet Hennessy - Louis Vuitton SA	19,386	6,850,450
Michael Kors Holdings Ltd. (a)	43,125	2,956,650
Prada SpA	391,800	1,876,832
PVH Corp.	219,014	31,625,622
Swatch Group AG (Bearer)	3,740	1,487,387
Tapestry, Inc.	93,500	4,700,245
VF Corp.	31,700	2,962,365
		73,427,028
Footwear - 2.6%
NIKE, Inc. Class B	711,956	60,316,912
Wolverine World Wide, Inc.	31,500	1,230,075
		61,546,987
Textiles - 0.0%
Arco Platform Ltd. Class A	18,900	430,920

TOTAL TEXTILES, APPAREL & LUXURY GOODS		135,404,935

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	46,000	3,750,840
TOTAL COMMON STOCKS
(Cost $1,661,028,100)		2,414,068,055

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)
(Cost $13,001,451)	13,000,151	13,001,451
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,674,029,551)		2,427,069,506
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(12,151,769)
NET ASSETS - 100%		$2,414,917,737

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,283,911 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$137,045
Fidelity Securities Lending Cash Central Fund	166,860
Total	$303,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,414,068,055	$2,405,386,754	$8,681,301	$--
Money Market Funds	13,001,451	13,001,451	--	--
Total Investments in Securities:	$2,427,069,506	$2,418,388,205	$8,681,301	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $12,486,630) — See accompanying schedule: Unaffiliated issuers (cost $1,661,028,100)	$2,414,068,055
Fidelity Central Funds (cost $13,001,451)	13,001,451
Total Investment in Securities (cost $1,674,029,551)		$2,427,069,506
Receivable for investments sold		4,198,247
Receivable for fund shares sold		1,317,325
Dividends receivable		827,958
Distributions receivable from Fidelity Central Funds		12,088
Total assets		2,433,425,124
Liabilities
Payable to custodian bank	$519,970
Payable for investments purchased	2,367,726
Payable for fund shares redeemed	2,607,774
Other payables and accrued expenses	12,957
Collateral on securities loaned	12,998,960
Total liabilities		18,507,387
Net Assets		$2,414,917,737
Net Assets consist of:
Paid in capital		$1,599,613,348
Undistributed net investment income		3,152,954
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,111,381
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		753,040,054
Net Assets, for 6,888,088 shares outstanding		$2,414,917,737
Net Asset Value, offering price and redemption price per share ($2,414,917,737 ÷ 6,888,088 shares)		$350.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$20,727,814
Income from Fidelity Central Funds (including $166,860 from security lending)		303,905
Total income		21,031,719
Expenses
Custodian fees and expenses	$28,234
Independent directors' fees and expenses	9,374
Interest	2,334
Miscellaneous	37
Total expenses		39,979
Net investment income (loss)		20,991,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,641,734
Redemptions in-kind with affiliated entities	155,553,360
Fidelity Central Funds	(422)
Foreign currency transactions	2,910
Total net realized gain (loss)		253,197,582
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	282,671,914
Fidelity Central Funds	(330)
Assets and liabilities in foreign currencies	(5,012)
Total change in net unrealized appreciation (depreciation)		282,666,572
Net gain (loss)		535,864,154
Net increase (decrease) in net assets resulting from operations		$556,855,894

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,991,740	$18,629,366
Net realized gain (loss)	253,197,582	69,549,384
Change in net unrealized appreciation (depreciation)	282,666,572	142,968,418
Net increase (decrease) in net assets resulting from operations	556,855,894	231,147,168
Distributions to shareholders from net investment income	(19,605,261)	(16,424,895)
Distributions to shareholders from net realized gain	(92,369,304)	–
Total distributions	(111,974,565)	(16,424,895)
Affiliated share transactions
Proceeds from sales of shares	836,759,194	139,542,270
Reinvestment of distributions	111,974,565	16,424,481
Cost of shares redeemed	(560,440,844)	(367,978,846)
Net increase (decrease) in net assets resulting from share transactions	388,292,915	(212,012,095)
Total increase (decrease) in net assets	833,174,244	2,710,178
Net Assets
Beginning of period	1,581,743,493	1,579,033,315
End of period	$2,414,917,737	$1,581,743,493
Other Information
Undistributed net investment income end of period	$3,152,954	$1,935,347
Shares
Sold	2,718,976	537,543
Issued in reinvestment of distributions	373,136	61,740
Redeemed	(1,778,344)	(1,372,701)
Net increase (decrease)	1,313,768	(773,418)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Discretionary Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$283.76	$248.76	$234.10	$213.75	$196.26
Income from Investment Operations
Net investment income (loss)A	3.24	3.14	3.75	3.36	2.23
Net realized and unrealized gain (loss)	82.54	34.62	14.67	20.24	17.43
Total from investment operations	85.78	37.76	18.42	23.60	19.66
Distributions from net investment income	(3.08)B	(2.76)	(3.76)	(3.25)	(2.17)
Distributions from net realized gain	(15.86)B	–	–	–	–
Total distributions	(18.95)C	(2.76)	(3.76)	(3.25)	(2.17)
Net asset value, end of period	$350.59	$283.76	$248.76	$234.10	$213.75
Total ReturnD	31.42%	15.25%	7.91%	11.01%	10.03%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%	-%	-%	-%	-%
Net investment income (loss)	1.02%	1.17%	1.54%	1.41%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,414,918	$1,581,743	$1,579,033	$1,487,901	$1,431,901
Portfolio turnover rateH	26%I	40%I	27%	68%	169%I

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $18.95 per share is comprised of distributions from net investment income of $3.081 and distributions from net realized gain of $15.864 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Consumer Staples Central Fund	(1.76)%	7.14%	9.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Consumer Staples Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,483	Fidelity® Consumer Staples Central Fund
$30,962	S&P 500® Index

Fidelity® Consumer Staples Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager James McElligott:  For the fiscal year, the fund returned -1.76%, lagging the 3.90% gain of the MSCI U.S. IMI Consumer Staples 25/50 Index and considerably behind the broad-based S&P 500®. Consumer staples stocks underperformed the broader market the past 12 months because investors favored more-cyclical (economically sensitive), faster-growing sectors. Within the MSCI sector index, the tobacco (-14%) and household products (-2%) industries struggled this period, whereas notable outperformers included food retail (+39%), personal products (+33%), and hypermarkets & super centers (+30%). The fund’s sizable underweighting in hypermarkets & super centers detracted from our result versus the MSCI sector index. This partially reflected underexposure to Walmart, which returned roughly -1% while held in the fund. Stock picks in household products and personal products also hurt our relative result, as did an overweighting in tobacco. Other individual disappointments included an overweighting in Coty (-21%), as the stock sank because investors became impatient with the turnaround of some recently acquired make-up brands. Coty was among the fund's largest holdings, as we notably increased exposure the past 12 months. Conversely, positioning in food retail modestly aided relative performance. The top individual contributor was a non-index stake in Simply Good Foods (+66%), a maker of healthy snack foods. Its shares benefited from the company's recent advertising campaign and the trend toward health-conscious foods. This period, we meaningfully added to our stake in Simply Good Foods.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 17, 2017, James McElligott succeeded Robert Lee as Portfolio Manager of the fund.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
The Coca-Cola Co.	10.3
Procter & Gamble Co.	9.5
Philip Morris International, Inc.	7.1
PepsiCo, Inc.	5.8
Coty, Inc. Class A	5.7
Altria Group, Inc.	4.0
Spectrum Brands Holdings, Inc.	4.0
Costco Wholesale Corp.	3.7
Mondelez International, Inc.	3.7
Monster Beverage Corp.	3.7
57.5

Top Industries (% of fund's net assets)

As of September 30, 2018
Beverages	27.4%
Food Products	19.7%
Household Products	16.0%
Tobacco	12.9%
Personal Products	10.5%
All Others*	13.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Staples Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Beverages - 27.4%
Brewers - 0.8%
Beijing Yanjing Brewery Co. Ltd. Class A	8,392,928	$8,052,206
China Resources Beer Holdings Co. Ltd.	85,210	342,327
Molson Coors Brewing Co. Class B	41,700	2,564,550
		10,959,083
Distillers & Vintners - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	108,866	23,473,687
Kweichow Moutai Co. Ltd. (A Shares)	10,418	1,107,193
Pernod Ricard SA	39,200	6,431,010
		31,011,890
Soft Drinks - 24.2%
Coca-Cola Bottling Co. Consolidated	63,687	11,608,866
Coca-Cola European Partners PLC	480,058	21,828,237
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	57,400	3,515,176
Coca-Cola West Co. Ltd.	249,800	6,683,612
Fever-Tree Drinks PLC	1,844	86,717
Keurig Dr. Pepper, Inc.	574,900	13,320,433
Monster Beverage Corp. (a)	823,678	48,003,954
PepsiCo, Inc.	681,500	76,191,700
The Coca-Cola Co.	2,910,761	134,448,049
		315,686,744

TOTAL BEVERAGES		357,657,717

Food & Staples Retailing - 10.2%
Drug Retail - 2.2%
Rite Aid Corp. (a)(b)	1,106,701	1,416,577
Walgreens Boots Alliance, Inc.	375,280	27,357,912
		28,774,489
Food Distributors - 1.6%
Sysco Corp.	275,500	20,180,375
United Natural Foods, Inc. (a)	12,100	362,395
		20,542,770
Food Retail - 1.2%
Kroger Co.	280,323	8,160,203
Sprouts Farmers Market LLC (a)	245,400	6,726,414
		14,886,617
Hypermarkets & Super Centers - 5.2%
BJ's Wholesale Club Holdings, Inc.	17,100	457,938
Costco Wholesale Corp.	207,400	48,714,112
Walmart, Inc.	203,300	19,091,903
		68,263,953

TOTAL FOOD & STAPLES RETAILING		132,467,829

Food Products - 19.7%
Agricultural Products - 1.6%
Bunge Ltd.	149,369	10,263,144
Darling International, Inc. (a)	370,600	7,159,992
Ingredion, Inc.	33,700	3,537,152
		20,960,288
Packaged Foods & Meats - 18.1%
ConAgra Foods, Inc.	462,500	15,711,125
Danone SA	269,412	20,937,409
JBS SA	3,946,400	9,165,971
Kellogg Co.	266,900	18,688,338
Mondelez International, Inc.	1,120,412	48,132,900
Nomad Foods Ltd. (a)	179,800	3,642,748
Post Holdings, Inc. (a)	60,900	5,970,636
The Hain Celestial Group, Inc. (a)	257,789	6,991,238
The Hershey Co.	104,700	10,679,400
The J.M. Smucker Co.	198,400	20,357,824
The Kraft Heinz Co.	594,300	32,751,873
The Simply Good Foods Co. (a)	1,104,900	21,490,305
TreeHouse Foods, Inc. (a)	454,473	21,746,533
		236,266,300

TOTAL FOOD PRODUCTS		257,226,588

Health Care Providers & Services - 0.9%
Health Care Services - 0.9%
CVS Health Corp.	152,503	12,005,036
Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
Compass Group PLC	32,340	719,112
U.S. Foods Holding Corp. (a)	327,208	10,084,551
		10,803,663
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	55,800	1,132,740
Household Products - 16.0%
Household Products - 16.0%
Colgate-Palmolive Co.	307,320	20,575,074
Essity AB Class B	281,400	7,073,470
Procter & Gamble Co.	1,488,893	123,920,564
Reckitt Benckiser Group PLC	64,900	5,928,616
Spectrum Brands Holdings, Inc.	691,351	51,657,747
		209,155,471
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. (a)(c)(d)	171,220	1,969,030
Multiline Retail - 0.7%
General Merchandise Stores - 0.7%
Dollar Tree, Inc. (a)	112,600	9,182,530
Personal Products - 10.5%
Personal Products - 10.5%
Avon Products, Inc. (a)	6,947,513	15,284,529
Coty, Inc. Class A	5,965,178	74,922,636
Estee Lauder Companies, Inc. Class A	79,467	11,548,144
Herbalife Nutrition Ltd. (a)	47,064	2,567,341
Ontex Group NV	153,000	3,259,706
Unilever NV (Certificaten Van Aandelen) (Bearer)	537,754	29,912,474
		137,494,830
Tobacco - 12.9%
Tobacco - 12.9%
Altria Group, Inc.	872,567	52,624,516
British American Tobacco PLC sponsored ADR	500,846	23,354,449
Philip Morris International, Inc.	1,137,653	92,764,226
		168,743,191
TOTAL COMMON STOCKS
(Cost $1,258,270,873)		1,297,838,625

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.11% (e)	4,111,318	4,112,140
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)	1,244,876	1,245,000
TOTAL MONEY MARKET FUNDS
(Cost $5,357,140)		5,357,140
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,263,628,013)		1,303,195,765
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,231,832
NET ASSETS - 100%		$1,305,427,597

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,969,030 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$1,921,088

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$238,265
Fidelity Securities Lending Cash Central Fund	233,654
Total	$471,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,297,838,625	$1,239,091,096	$56,778,499	$1,969,030
Money Market Funds	5,357,140	5,357,140	--	--
Total Investments in Securities:	$1,303,195,765	$1,244,448,236	$56,778,499	$1,969,030

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.5%
United Kingdom	3.9%
Netherlands	2.3%
France	2.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $1,062,400) — See accompanying schedule: Unaffiliated issuers (cost $1,258,270,873)	$1,297,838,625
Fidelity Central Funds (cost $5,357,140)	5,357,140
Total Investment in Securities (cost $1,263,628,013)		$1,303,195,765
Receivable for fund shares sold		629,051
Dividends receivable		4,199,368
Distributions receivable from Fidelity Central Funds		10,721
Other receivables		9
Total assets		1,308,034,914
Liabilities
Payable for fund shares redeemed	$1,347,997
Other payables and accrued expenses	14,320
Collateral on securities loaned	1,245,000
Total liabilities		2,607,317
Net Assets		$1,305,427,597
Net Assets consist of:
Paid in capital		$1,199,546,987
Undistributed net investment income		4,542,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,762,908
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,574,740
Net Assets, for 6,379,310 shares outstanding		$1,305,427,597
Net Asset Value, offering price and redemption price per share ($1,305,427,597 ÷ 6,379,310 shares)		$204.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$31,987,903
Special dividends		11,165,748
Income from Fidelity Central Funds (including $233,654 from security lending)		471,919
Total income		43,625,570
Expenses
Custodian fees and expenses	$33,650
Independent directors' fees and expenses	5,899
Interest	453
Miscellaneous	25
Total expenses before reductions	40,027
Expense reductions	(199)
Total expenses after reductions		39,828
Net investment income (loss)		43,585,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $341)	85,041,919
Redemptions in-kind with affiliated entities	65,011,527
Fidelity Central Funds	7,974
Foreign currency transactions	99,800
Total net realized gain (loss)		150,161,220
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(225,384,920)
Fidelity Central Funds	(2,174)
Assets and liabilities in foreign currencies	(12,394)
Total change in net unrealized appreciation (depreciation)		(225,399,488)
Net gain (loss)		(75,238,268)
Net increase (decrease) in net assets resulting from operations		$(31,652,526)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,585,742	$32,867,546
Net realized gain (loss)	150,161,220	118,402,188
Change in net unrealized appreciation (depreciation)	(225,399,488)	(70,956,689)
Net increase (decrease) in net assets resulting from operations	(31,652,526)	80,313,045
Distributions to shareholders from net investment income	(41,880,818)	(29,842,447)
Distributions to shareholders from net realized gain	(97,894,284)	(17,679,983)
Total distributions	(139,775,102)	(47,522,430)
Affiliated share transactions
Proceeds from sales of shares	510,816,792	82,258,610
Reinvestment of distributions	139,775,102	47,521,494
Cost of shares redeemed	(356,818,908)	(264,262,776)
Net increase (decrease) in net assets resulting from share transactions	293,772,986	(134,482,672)
Total increase (decrease) in net assets	122,345,358	(101,692,057)
Net Assets
Beginning of period	1,183,082,239	1,284,774,296
End of period	$1,305,427,597	$1,183,082,239
Other Information
Undistributed net investment income end of period	$4,542,963	$2,897,888
Shares
Sold	2,421,167	370,634
Issued in reinvestment of distributions	643,591	211,946
Redeemed	(1,761,742)	(1,141,143)
Net increase (decrease)	1,303,016	(558,563)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Staples Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$233.06	$228.00	$202.36	$205.11	$181.33
Income from Investment Operations
Net investment income (loss)A	7.25B	6.10	5.30	5.31	5.20
Net realized and unrealized gain (loss)	(10.43)	7.65	25.50	(2.84)	23.75
Total from investment operations	(3.18)	13.75	30.80	2.47	28.95
Distributions from net investment income	(6.98)	(5.62)	(5.16)	(5.22)	(5.17)
Distributions from net realized gain	(18.26)	(3.07)	–	–	–
Total distributions	(25.25)C	(8.69)	(5.16)	(5.22)	(5.17)
Net asset value, end of period	$204.63	$233.06	$228.00	$202.36	$205.11
Total ReturnD	(1.76)%	6.23%	15.29%	1.07%	16.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G	- %G	- %G	.01%
Expenses net of fee waivers, if any	- %G	- %G	- %G	- %G	.01%
Expenses net of all reductions	- %G	- %G	- %G	- %G	.01%
Net investment income (loss)	3.42%B	2.62%	2.38%	2.45%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,305,428	$1,183,082	$1,284,774	$1,097,772	$1,166,861
Portfolio turnover rateH	79%I	54%I	50%	65%	36%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.86 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.55%.

 C Total distributions of 25.25 per share is comprised of distributions from net investment income of $6.982 and distributions from net realized gain of $18.264 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Energy Central Fund	19.16%	0.84%	3.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Energy Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$14,715	Fidelity® Energy Central Fund
$30,962	S&P 500® Index

Fidelity® Energy Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager John Dowd:  For the fiscal year, the fund returned 19.16%, handily outperforming the 15.35% advance of the MSCI U.S. IMI Energy 25/50 Index, and also topping the broad-based S&P 500. Global economic expansion, stronger-than-expected global demand for crude oil and declining inventory levels pushed crude-oil prices above $70 per barrel this past year, providing a tailwind for corporate profitability and stock prices in the sector. Versus the MSCI index, our main strategy – overweighting oil & gas exploration & production (E&P) stocks and underweighting integrated oil & gas stocks – made the biggest contribution to fund performance. Within the index, E&Ps gained about 27% this period, outperforming the integrated oil & gas industry (+10%). In terms of individual stocks, a non-index stake in Viper Energy Partners (+147%) was the fund's biggest contributor. The company's shares benefited from better-than-expected financial results. A sizable underweighting in energy services company Schlumberger also added value, as the stock returned -10% due in part to weak demand for offshore drilling services. Conversely, stock selection in the oil & gas drilling industry held back the fund's relative result. An underweighting in ConocoPhillips was the fund's biggest relative detractor. Shares of Conoco, an E&P, rallied nearly 58% this period due to better-than-expected profit growth, a high free-cash-flow yield and shareholder-friendly capital allocation policies. A large underweighting in the strong-performing stock of Marathon Petroleum (+46%), a refining firm, also proved disappointing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Chevron Corp.	8.5
EOG Resources, Inc.	7.4
Valero Energy Corp.	4.4
Delek U.S. Holdings, Inc.	4.2
Phillips 66 Co.	4.0
Diamondback Energy, Inc.	4.0
Anadarko Petroleum Corp.	3.9
Occidental Petroleum Corp.	3.6
Pioneer Natural Resources Co.	3.4
Exxon Mobil Corp.	3.4
46.8

Top Industries (% of fund's net assets)

As of September 30, 2018
Oil, Gas & Consumable Fuels	87.9%
Energy Equipment & Services	9.2%
Chemicals	0.8%
Machinery	0.5%
Gas Utilities	0.2%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Energy Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Chemicals - 0.8%
Commodity Chemicals - 0.8%
LG Chemical Ltd.	3,873	$1,275,665
LyondellBasell Industries NV Class A	86,550	8,872,241
		10,147,906
Energy Equipment & Services - 9.2%
Oil & Gas Drilling - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	333,845	1,524,937
Nabors Industries Ltd.	898,425	5,534,298
Odfjell Drilling Ltd.	750,822	3,321,099
Precision Drilling Corp. (a)	1,184,200	4,088,981
Shelf Drilling Ltd. (a)(b)	865,488	6,433,669
Trinidad Drilling Ltd. (a)	1,058,151	1,515,565
		22,418,549
Oil & Gas Equipment & Services - 7.4%
Baker Hughes, a GE Co. Class A	1,179,536	39,903,703
Halliburton Co.	597,117	24,201,152
Liberty Oilfield Services, Inc. Class A (c)	261,800	5,647,026
NCS Multistage Holdings, Inc. (a)	148,500	2,451,735
RigNet, Inc. (a)	278,075	5,658,826
Schlumberger Ltd.	226,852	13,819,824
Smart Sand, Inc. (a)(c)	132,800	545,808
		92,228,074

TOTAL ENERGY EQUIPMENT & SERVICES		114,646,623

Gas Utilities - 0.2%
Gas Utilities - 0.2%
Indraprastha Gas Ltd.	539,220	1,806,696
Machinery - 0.5%
Industrial Machinery - 0.5%
Cactus, Inc. (a)	71,100	2,721,708
Gardner Denver Holdings, Inc. (a)	96,000	2,720,640
ProPetro Holding Corp. (a)	50,900	839,341
		6,281,689
Oil, Gas & Consumable Fuels - 87.9%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	74,600	2,658,744
Integrated Oil & Gas - 17.7%
Cenovus Energy, Inc. (Canada)	11,772	118,208
Chevron Corp.	857,764	104,887,380
Exxon Mobil Corp.	489,364	41,605,727
Occidental Petroleum Corp.	538,900	44,281,413
Suncor Energy, Inc.	720,700	27,887,265
		218,779,993
Oil & Gas Exploration & Production - 49.1%
Aker Bp ASA	66,400	2,817,946
Anadarko Petroleum Corp.	720,861	48,593,240
Berry Petroleum Corp.	427,600	7,534,312
Cabot Oil & Gas Corp.	1,089,800	24,542,296
Centennial Resource Development, Inc. Class A (a)	456,415	9,972,668
Concho Resources, Inc. (a)	175,155	26,754,926
ConocoPhillips Co.	214,042	16,566,851
Continental Resources, Inc. (a)	549,772	37,538,432
Denbury Resources, Inc. (a)	682,432	4,231,078
Devon Energy Corp.	835,581	33,373,105
Diamondback Energy, Inc.	368,063	49,758,437
Encana Corp. (c)	2,709,800	35,518,069
Energen Corp. (a)	40,700	3,507,119
Enerplus Corp.	50,500	623,170
EOG Resources, Inc.	716,301	91,378,519
Extraction Oil & Gas, Inc. (a)	502,402	5,672,119
Gran Tierra Energy, Inc. (U.S.) (a)	1,376,600	5,258,612
Hess Corp.	310,765	22,244,559
Kosmos Energy Ltd. (a)	202,900	1,897,115
Magnolia Oil & Gas Corp.	530,000	7,955,300
Magnolia Oil & Gas Corp. Class A (a)	657,000	9,861,570
Noble Energy, Inc.	486,000	15,158,340
Northern Oil & Gas, Inc. (a)	355,800	1,423,200
Parex Resources, Inc. (a)	804,900	13,678,284
Parsley Energy, Inc. Class A (a)	849,832	24,857,586
PDC Energy, Inc. (a)	223,280	10,931,789
Pioneer Natural Resources Co.	241,493	42,065,666
Ring Energy, Inc. (a)	235,694	2,335,728
Viper Energy Partners LP	612,800	25,798,880
W&T Offshore, Inc. (a)	236,000	2,275,040
Whiting Petroleum Corp. (a)	356,000	18,882,240
WPX Energy, Inc. (a)	283,979	5,713,657
		608,719,853
Oil & Gas Refining & Marketing - 17.4%
Andeavor	160,800	24,682,800
Delek U.S. Holdings, Inc.	1,222,373	51,865,286
HollyFrontier Corp.	150,700	10,533,930
Marathon Petroleum Corp.	232,700	18,609,019
Phillips 66 Co.	443,285	49,967,085
Reliance Industries Ltd.	318,598	5,527,243
Valero Energy Corp.	483,400	54,986,750
		216,172,113
Oil & Gas Storage & Transport - 3.5%
Cheniere Energy, Inc. (a)	249,700	17,351,653
Delek Logistics Partners LP	31,546	1,072,564
Enterprise Products Partners LP	205,100	5,892,523
Euronav NV	596,527	5,189,785
Golar LNG Ltd.	217,400	6,043,720
Noble Midstream Partners LP (a)(d)	45,454	1,609,526
Teekay LNG Partners LP	50,500	843,350
The Williams Companies, Inc.	205,382	5,584,337
		43,587,458

TOTAL OIL, GAS & CONSUMABLE FUELS		1,089,918,161

Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Equipment - 0.0%
SolarEdge Technologies, Inc. (a)(c)	12,400	466,860
TOTAL COMMON STOCKS
(Cost $1,026,285,451)		1,223,267,935

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.11% (e)	16,658,305	16,661,637
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)	7,731,923	7,732,696
TOTAL MONEY MARKET FUNDS
(Cost $24,394,333)		24,394,333
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,050,679,784)		1,247,662,268
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,111,828)
NET ASSETS - 100%		$1,240,550,440

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,433,669 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,609,526 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215,306
Fidelity Securities Lending Cash Central Fund	74,751
Total	$290,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Canada	6.7%
Bermuda	1.5%
Curacao	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $7,503,658) — See accompanying schedule: Unaffiliated issuers (cost $1,026,285,451)	$1,223,267,935
Fidelity Central Funds (cost $24,394,333)	24,394,333
Total Investment in Securities (cost $1,050,679,784)		$1,247,662,268
Cash		549,108
Receivable for investments sold		575,373
Receivable for fund shares sold		594,051
Dividends receivable		772,917
Distributions receivable from Fidelity Central Funds		30,126
Other receivables		10,640
Total assets		1,250,194,483
Liabilities
Payable for investments purchased	$635,748
Payable for fund shares redeemed	1,260,929
Other payables and accrued expenses	17,718
Collateral on securities loaned	7,729,648
Total liabilities		9,644,043
Net Assets		$1,240,550,440
Net Assets consist of:
Paid in capital		$1,063,440,890
Distributions in excess of net investment income		(2,405,832)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,466,277)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,981,659
Net Assets, for 9,062,011 shares outstanding		$1,240,550,440
Net Asset Value, offering price and redemption price per share ($1,240,550,440 ÷ 9,062,011 shares)		$136.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$17,233,953
Income from Fidelity Central Funds (including $74,751 from security lending)		290,057
Total income		17,524,010
Expenses
Custodian fees and expenses	$30,763
Independent directors' fees and expenses	5,165
Miscellaneous	21
Total expenses before reductions	35,949
Expense reductions	(1,334)
Total expenses after reductions		34,615
Net investment income (loss)		17,489,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,530,830)
Redemptions in-kind with affiliated entities	75,772,210
Fidelity Central Funds	1,990
Foreign currency transactions	(15,743)
Total net realized gain (loss)		61,227,627
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $433,520)	121,502,032
Fidelity Central Funds	(3,403)
Assets and liabilities in foreign currencies	(982)
Total change in net unrealized appreciation (depreciation)		121,497,647
Net gain (loss)		182,725,274
Net increase (decrease) in net assets resulting from operations		$200,214,669

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,489,395	$22,383,101
Net realized gain (loss)	61,227,627	28,509,040
Change in net unrealized appreciation (depreciation)	121,497,647	(97,314,042)
Net increase (decrease) in net assets resulting from operations	200,214,669	(46,421,901)
Distributions to shareholders from net investment income	(20,361,801)	(19,197,625)
Distributions to shareholders from net realized gain	(10,516,702)	(803,218)
Total distributions	(30,878,503)	(20,000,843)
Affiliated share transactions
Proceeds from sales of shares	428,772,992	150,404,019
Reinvestment of distributions	30,878,503	20,000,500
Cost of shares redeemed	(328,763,579)	(168,642,695)
Net increase (decrease) in net assets resulting from share transactions	130,887,916	1,761,824
Total increase (decrease) in net assets	300,224,082	(64,660,920)
Net Assets
Beginning of period	940,326,358	1,004,987,278
End of period	$1,240,550,440	$940,326,358
Other Information
Undistributed net investment income end of period	$–	$1,976,680
Distributions in excess of net investment income end of period	$(2,405,832)	$–
Shares
Sold	3,357,137	1,212,563
Issued in reinvestment of distributions	245,845	170,756
Redeemed	(2,493,997)	(1,315,136)
Net increase (decrease)	1,108,985	68,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Energy Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$118.24	$127.46	$103.49	$154.78	$144.89
Income from Investment Operations
Net investment income (loss)A	2.00	2.84B	1.72	2.32	2.37
Net realized and unrealized gain (loss)	20.29	(9.52)	23.93	(51.31)	9.87
Total from investment operations	22.29	(6.68)	25.65	(48.99)	12.24
Distributions from net investment income	(2.36)C	(2.44)	(1.68)	(2.30)	(2.35)
Distributions from net realized gain	(1.27)C	(.10)	–	–	–
Total distributions	(3.63)	(2.54)	(1.68)	(2.30)	(2.35)
Net asset value, end of period	$136.90	$118.24	$127.46	$103.49	$154.78
Total ReturnD	19.16%	(5.20)%	25.02%	(31.92)%	8.44%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%	-%	-%	-%	-%
Net investment income (loss)	1.55%	2.32%B	1.55%	1.80%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,240,550	$940,326	$1,004,987	$803,804	$1,106,807
Portfolio turnover rateH	52%I	82%I	105%	70%	109%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Financials Central Fund	7.23%	10.78%	7.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Financials Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,102	Fidelity® Financials Central Fund
$30,962	S&P 500® Index

Fidelity® Financials Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Co-Portfolio Managers Chris Lee and Samuel Wald:  For the year, the fund returned 7.23%, trailing the 7.50% advance of the MSCI USA IMI Financials and Real Estate Linked Index and well behind the S&P 500. Higher short-term interest rates, strong U.S. economic growth and lower corporate tax rates generally aided financial stocks, but global trade tensions and a flattening yield curve were headwinds. Versus the MSCI index, positioning in the financial exchanges & data and the property & casualty insurance segments detracted most. In terms of individual disappointments, an underweighting in diversified bank JPMorgan Chase hurt, as higher interest rates, lower corporate tax rates, and share buybacks drove its 21% gain. Elsewhere, an overweighting in Hartford Financial Services Group hurt, as the multiline insurance company’s surprise purchase of a competitor’s U.S group life and disability business resulted in a -8% return. Conversely, stock picks in data processing & outsourced services, which is not part of the sector index, as well as in investment banking & brokerage aided relative performance. In addition, positioning in asset management & custody banks helped. Top contributors included online broker E*TRADE Financial (+20%), which gained in part due to rising interest rates and optimism it might be sold, and a non-index stake in fleet card company Wex (+65%), which rallied as improved economic growth and higher oil prices boosted transaction volumes. We sold off our stake in Wex this period to lock in profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Citigroup, Inc.	5.1
Bank of America Corp.	5.1
JPMorgan Chase & Co.	4.9
Wells Fargo & Co.	4.3
Berkshire Hathaway, Inc. Class B	4.0
Capital One Financial Corp.	3.1
TD Ameritrade Holding Corp.	3.0
American International Group, Inc.	2.6
Hartford Financial Services Group, Inc.	2.6
PNC Financial Services Group, Inc.	2.5
37.2

Top Industries (% of fund's net assets)

As of September 30, 2018
Banks	30.7%
Equity Real Estate Investment Trusts (Reits)	17.2%
Insurance	16.0%
Capital Markets	15.9%
Consumer Finance	7.5%
All Others*	12.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Financials Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Banks - 30.7%
Diversified Banks - 19.4%
Bank of America Corp.	6,250,000	$184,125,000
Citigroup, Inc.	2,600,000	186,523,996
JPMorgan Chase & Co.	1,594,900	179,968,516
Wells Fargo & Co.	2,950,000	155,052,000
		705,669,512
Regional Banks - 11.3%
Bank of the Ozarks, Inc.	500,000	18,980,000
CoBiz, Inc.	825,000	18,265,500
East West Bancorp, Inc.	328,846	19,852,433
First Citizen Bancshares, Inc.	30,000	13,568,400
First Hawaiian, Inc.	600,000	16,296,000
First Horizon National Corp.	2,600,000	44,876,000
Huntington Bancshares, Inc.	5,700,000	85,044,000
M&T Bank Corp.	340,000	55,943,600
PNC Financial Services Group, Inc.	675,000	91,928,250
Popular, Inc.	500,000	25,625,000
Signature Bank	175,000	20,097,000
Wintrust Financial Corp.	23,096	1,961,774
		412,437,957

TOTAL BANKS		1,118,107,469

Capital Markets - 15.9%
Asset Management & Custody Banks - 4.5%
Apollo Global Management LLC Class A	650,000	22,457,500
Bank of New York Mellon Corp.	1,400,000	71,386,000
Northern Trust Corp.	525,000	53,618,250
Oaktree Capital Group LLC Class A	398,250	16,487,550
		163,949,300
Financial Exchanges & Data - 2.5%
Cboe Global Markets, Inc.	925,000	88,763,000
Investment Banking & Brokerage - 8.9%
E*TRADE Financial Corp. (a)	1,555,200	81,476,928
Goldman Sachs Group, Inc.	335,000	75,120,400
Hamilton Lane, Inc. Class A	450,000	19,926,000
Investment Technology Group, Inc.	700,000	15,162,000
PJT Partners, Inc.	225,000	11,778,750
TD Ameritrade Holding Corp.	2,055,200	108,576,216
Virtu Financial, Inc. Class A	600,000	12,270,000
		324,310,294

TOTAL CAPITAL MARKETS		577,022,594

Consumer Finance - 7.5%
Consumer Finance - 7.5%
Capital One Financial Corp.	1,200,400	113,953,972
OneMain Holdings, Inc. (a)	1,150,000	38,651,500
SLM Corp. (a)	5,700,000	63,555,000
Synchrony Financial	1,800,000	55,944,000
		272,104,472
Diversified Financial Services - 4.0%
Multi-Sector Holdings - 4.0%
Berkshire Hathaway, Inc. Class B (a)	675,000	144,524,250
Equity Real Estate Investment Trusts (REITs) - 17.2%
Diversified REITs - 0.5%
VEREIT, Inc.	993,324	7,211,532
Washington REIT (SBI)	381,800	11,702,170
		18,913,702
Health Care REITs - 1.6%
CareTrust (REIT), Inc.	258,450	4,577,150
Healthcare Realty Trust, Inc.	427,821	12,518,042
Sabra Health Care REIT, Inc.	249,800	5,775,376
Ventas, Inc.	397,592	21,621,053
Welltower, Inc.	180,603	11,616,385
		56,108,006
Hotel & Resort REITs - 0.7%
Braemar Hotels & Resorts, Inc.	173,400	2,040,918
DiamondRock Hospitality Co.	586,600	6,845,622
Host Hotels & Resorts, Inc.	345,211	7,283,952
Sunstone Hotel Investors, Inc.	627,100	10,259,356
		26,429,848
Industrial REITs - 1.8%
Americold Realty Trust	200,000	5,004,000
Duke Realty Corp.	607,500	17,234,775
Prologis, Inc.	474,669	32,177,812
Rexford Industrial Realty, Inc.	165,400	5,286,184
Terreno Realty Corp.	105,000	3,958,500
		63,661,271
Office REITs - 1.9%
Boston Properties, Inc.	211,989	26,093,726
Corporate Office Properties Trust (SBI)	293,700	8,761,071
Douglas Emmett, Inc.	171,100	6,453,892
Highwoods Properties, Inc. (SBI)	222,725	10,525,984
SL Green Realty Corp.	187,700	18,306,381
		70,141,054
Residential REITs - 2.6%
AvalonBay Communities, Inc.	148,294	26,863,458
Clipper Realty, Inc.	278,323	3,765,710
Equity Lifestyle Properties, Inc.	138,344	13,343,279
Equity Residential (SBI)	295,225	19,561,609
Essex Property Trust, Inc.	71,923	17,744,123
Invitation Homes, Inc.	217,400	4,980,634
UDR, Inc.	211,700	8,559,031
		94,817,844
Retail REITs - 2.5%
Acadia Realty Trust (SBI)	300,000	8,409,000
Agree Realty Corp.	76,873	4,083,494
DDR Corp.	260,691	3,490,652
National Retail Properties, Inc.	293,337	13,147,364
Retail Properties America, Inc.	136,700	1,666,373
Simon Property Group, Inc.	188,246	33,272,481
Spirit Realty Capital, Inc.	892,300	7,191,938
Taubman Centers, Inc.	116,625	6,977,674
Urban Edge Properties	609,285	13,453,013
		91,691,989
Specialized REITs - 5.6%
American Tower Corp.	371,788	54,020,796
CoreSite Realty Corp.	38,470	4,275,556
Corrections Corp. of America	168,900	4,109,337
Crown Castle International Corp.	119,600	13,315,068
Equinix, Inc.	92,852	40,194,702
Four Corners Property Trust, Inc.	186,700	4,796,323
Gaming & Leisure Properties	148,466	5,233,427
Outfront Media, Inc.	395,128	7,882,804
Potlatch Corp.	217,508	8,906,953
Public Storage	156,374	31,529,690
SBA Communications Corp. Class A (a)	119,491	19,193,839
Weyerhaeuser Co.	316,614	10,217,134
		203,675,629

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		625,439,343

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Grand Vacations, Inc. (a)	113,500	3,756,850
Hilton Worldwide Holdings, Inc.	53,100	4,289,418
		8,046,268
Insurance - 16.0%
Life & Health Insurance - 4.0%
MetLife, Inc.	1,900,000	88,768,000
Torchmark Corp.	649,697	56,322,233
		145,090,233
Multi-Line Insurance - 5.2%
American International Group, Inc.	1,800,000	95,832,000
Hartford Financial Services Group, Inc.	1,850,000	92,426,000
		188,258,000
Property & Casualty Insurance - 4.9%
Aspen Insurance Holdings Ltd.	50,000	2,090,000
Axis Capital Holdings Ltd.	300,000	17,313,000
Beazley PLC	2,000,000	14,884,828
FNF Group	1,000,000	39,350,000
Hiscox Ltd.	750,000	16,080,698
RSA Insurance Group PLC	1,750,000	13,115,463
The Travelers Companies, Inc.	600,000	77,826,000
		180,659,989
Reinsurance - 1.9%
Reinsurance Group of America, Inc.	475,000	68,666,000

TOTAL INSURANCE		582,674,222

IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Visa, Inc. Class A	110,000	16,509,900
Mortgage Real Estate Investment Trusts - 1.9%
Mortgage REITs - 1.9%
AGNC Investment Corp.	1,750,000	32,602,500
MFA Financial, Inc.	4,750,000	34,912,500
		67,515,000
Professional Services - 0.9%
Research & Consulting Services - 0.9%
Equifax, Inc.	250,000	32,642,500
Real Estate Management & Development - 0.9%
Real Estate Development - 0.4%
Howard Hughes Corp. (a)	87,276	10,841,425
VICI Properties, Inc.	222,800	4,816,936
		15,658,361
Real Estate Services - 0.5%
Jones Lang LaSalle, Inc.	123,800	17,866,816

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		33,525,177

Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	288,370	14,980,822
Thrifts & Mortgage Finance - 1.5%
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (a)	500,000	22,125,000
MGIC Investment Corp. (a)	2,000,000	26,620,000
Radian Group, Inc.	300,000	6,201,000
		54,946,000
TOTAL COMMON STOCKS
(Cost $3,002,090,138)		3,548,038,017

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $84,793,076)	84,776,121	84,793,076
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,086,883,214)		3,632,831,093
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,389,725
NET ASSETS - 100%		$3,637,220,818

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,275,079
Fidelity Securities Lending Cash Central Fund	7,087
Total	$1,282,166

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,002,090,138)	$3,548,038,017
Fidelity Central Funds (cost $84,793,076)	84,793,076
Total Investment in Securities (cost $3,086,883,214)		$3,632,831,093
Receivable for investments sold		19,473,589
Receivable for fund shares sold		1,950,343
Dividends receivable		7,062,900
Distributions receivable from Fidelity Central Funds		158,513
Total assets		3,661,476,438
Liabilities
Payable to custodian bank	$17
Payable for investments purchased	20,599,546
Payable for fund shares redeemed	3,634,595
Other payables and accrued expenses	21,462
Total liabilities		24,255,620
Net Assets		$3,637,220,818
Net Assets consist of:
Paid in capital		$2,956,669,722
Undistributed net investment income		13,892,579
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		120,709,220
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		545,949,297
Net Assets, for 34,511,084 shares outstanding		$3,637,220,818
Net Asset Value, offering price and redemption price per share ($3,637,220,818 ÷ 34,511,084 shares)		$105.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$69,944,970
Income from Fidelity Central Funds (including $7,087 from security lending)		1,282,166
Total income		71,227,136
Expenses
Custodian fees and expenses	$48,239
Independent directors' fees and expenses	16,177
Miscellaneous	66
Total expenses before reductions	64,482
Expense reductions	(1,436)
Total expenses after reductions		63,046
Net investment income (loss)		71,164,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,013,258
Redemptions in-kind with affiliated entities	211,708,985
Fidelity Central Funds	(1,924)
Foreign currency transactions	38,275
Total net realized gain (loss)		360,758,594
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(204,280,358)
Fidelity Central Funds	(122)
Assets and liabilities in foreign currencies	1,280
Total change in net unrealized appreciation (depreciation)		(204,279,200)
Net gain (loss)		156,479,394
Net increase (decrease) in net assets resulting from operations		$227,643,484

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,164,090	$49,326,890
Net realized gain (loss)	360,758,594	200,982,383
Change in net unrealized appreciation (depreciation)	(204,279,200)	427,820,853
Net increase (decrease) in net assets resulting from operations	227,643,484	678,130,126
Distributions to shareholders from net investment income	(61,092,879)	(43,257,778)
Distributions to shareholders from net realized gain	(190,098,519)	(3,602,990)
Total distributions	(251,191,398)	(46,860,768)
Affiliated share transactions
Proceeds from sales of shares	1,316,467,001	270,611,265
Reinvestment of distributions	251,191,398	46,860,360
Cost of shares redeemed	(936,975,564)	(462,706,324)
Net increase (decrease) in net assets resulting from share transactions	630,682,835	(145,234,699)
Total increase (decrease) in net assets	607,134,921	486,034,659
Net Assets
Beginning of period	3,030,085,897	2,544,051,238
End of period	$3,637,220,818	$3,030,085,897
Other Information
Undistributed net investment income end of period	$13,892,579	$6,084,142
Shares
Sold	12,423,667	2,840,660
Issued in reinvestment of distributions	2,355,378	486,452
Redeemed	(8,820,676)	(4,796,839)
Net increase (decrease)	5,958,369	(1,469,727)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Financials Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$106.12	$84.74	$80.86	$83.90	$72.85
Income from Investment Operations
Net investment income (loss)A	2.18	1.70	1.59	1.57	1.54
Net realized and unrealized gain (loss)	5.49	21.29	3.79	(3.30)	10.84
Total from investment operations	7.67	22.99	5.38	(1.73)	12.38
Distributions from net investment income	(1.90)	(1.50)	(1.50)	(1.31)	(1.33)
Distributions from net realized gain	(6.50)	(.12)	–	–	–
Total distributions	(8.40)	(1.61)B	(1.50)	(1.31)	(1.33)
Net asset value, end of period	$105.39	$106.12	$84.74	$80.86	$83.90
Total ReturnC	7.23%	27.34%	6.68%	(2.18)%	17.08%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	2.02%	1.75%	1.94%	1.80%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$3,637,221	$3,030,086	$2,544,051	$2,301,182	$2,387,026
Portfolio turnover rateG	48%H	52%H	57%	40%	43%H

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.61 per share is comprised of distributions from net investment income of $1.495 and distributions from net realized gain of $.119 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Health Care Central Fund	25.71%	18.34%	18.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Health Care Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$54,422	Fidelity® Health Care Central Fund
$30,962	S&P 500® Index

Fidelity® Health Care Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Eddie Yoon:  For the fiscal year, the fund gained 25.71%, outpacing the 20.06% advance of the MSCI U.S. IMI Health Care 25/50 Index, as well as the broad-market S&P 500®. Health care stocks outpaced the broader market the past 12 months because companies here were generally boosted by continued strong demand for products and services, favorable fundamentals and good financial results, among other factors. The fund’s outperformance of the MSCI sector index was driven by my decision to hold what we consider more-opportunistic stocks and avoiding some more-defensive index names. By industry, our picks in biotechnology made by far the biggest contribution to the fund’s relative result, although an overweighting here detracted somewhat. Positioning in health care equipment also added meaningful value. Conversely, the fund’s biggest relative detractor was weak security selection in pharmaceuticals. Among individual stocks, relative performance was helped most by our avoidance of lagging index component Celgene (-39%). Shares of the biotech firm suffered amid multiple setbacks, including news of a refusal-to-file letter from the U.S. Food and Drug Administration for Celgene’s candidate to treat multiple sclerosis, as well as the resignation of the firm’s president/chief financial officer. Timely ownership of gene therapy firm Sarepta Therapeutics also contributed, as we established an overweighted stake this period. Conversely, a position in biopharma company Tesaro was the biggest relative detractor by a wide margin, followed by Insmed, a biopharmaceutical firm focused on treatments for rare diseases. We sold our stake in Tesaro by September 30.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
UnitedHealth Group, Inc.	9.7
Becton, Dickinson & Co.	7.3
Boston Scientific Corp.	7.0
Humana, Inc.	4.5
HCA Holdings, Inc.	3.7
AstraZeneca PLC (United Kingdom)	3.5
Amgen, Inc.	3.0
Sarepta Therapeutics, Inc.	2.9
Stryker Corp.	2.4
Cigna Corp.	2.4
46.4

Top Industries (% of fund's net assets)

As of September 30, 2018
Health Care Equipment & Supplies	30.9%
Health Care Providers & Services	27.4%
Biotechnology	22.3%
Pharmaceuticals	14.7%
Health Care Technology	1.1%
All Others*	3.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Health Care Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Biotechnology - 22.1%
Biotechnology - 22.1%
Abeona Therapeutics, Inc. (a)(b)	760,000	$9,728,000
AC Immune SA (a)	387,987	3,103,896
Acceleron Pharma, Inc. (a)	300,000	17,169,000
Acorda Therapeutics, Inc. (a)	460,000	9,039,000
Alexion Pharmaceuticals, Inc. (a)	550,000	76,455,500
Alnylam Pharmaceuticals, Inc. (a)	235,971	20,652,182
Amgen, Inc.	480,000	99,499,200
AnaptysBio, Inc. (a)	195,562	19,511,221
Argenx SE ADR (a)	250,000	18,960,000
Array BioPharma, Inc. (a)	880,000	13,376,000
Ascendis Pharma A/S sponsored ADR (a)	290,000	20,549,400
Atara Biotherapeutics, Inc. (a)	440,000	18,194,000
BeiGene Ltd. ADR (a)	194,300	33,462,346
Biogen, Inc. (a)	60,000	21,198,600
bluebird bio, Inc. (a)	99,324	14,501,304
Blueprint Medicines Corp. (a)	353,109	27,563,689
Cellectis SA sponsored ADR (a)	201,200	5,677,864
CytomX Therapeutics, Inc. (a)	159,916	2,958,446
FibroGen, Inc. (a)	170,000	10,327,500
GlycoMimetics, Inc. (a)	500,000	7,200,000
Insmed, Inc. (a)	1,000,000	20,220,000
Intercept Pharmaceuticals, Inc. (a)	130,351	16,471,152
La Jolla Pharmaceutical Co. (a)(b)	250,000	5,032,500
Neurocrine Biosciences, Inc. (a)	435,000	53,483,250
Sarepta Therapeutics, Inc. (a)	600,000	96,906,000
Scholar Rock Holding Corp. (b)	16,900	435,175
uniQure B.V. (a)	200,000	7,278,000
Vertex Pharmaceuticals, Inc. (a)	340,000	65,531,600
Viking Therapeutics, Inc. (a)(b)	500,000	8,710,000
Xencor, Inc. (a)	395,533	15,413,921
		738,608,746
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	240,000	5,172,000
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Allakos, Inc. (a)	21,900	985,281
Health Care Equipment & Supplies - 30.9%
Health Care Equipment - 29.7%
Atricure, Inc. (a)	600,000	21,018,000
Baxter International, Inc.	1,022,700	78,839,943
Becton, Dickinson & Co.	930,000	242,730,000
Boston Scientific Corp. (a)	6,080,000	234,080,000
Danaher Corp.	170,000	18,472,200
DexCom, Inc. (a)	54,000	7,724,160
Fisher & Paykel Healthcare Corp.	1,000,000	9,975,892
Insulet Corp. (a)	440,000	46,618,000
Integra LifeSciences Holdings Corp. (a)	730,000	48,085,100
Intuitive Surgical, Inc. (a)	136,000	78,064,000
Masimo Corp. (a)	172,100	21,433,334
Penumbra, Inc. (a)	260,000	38,922,000
Stryker Corp.	450,000	79,956,000
Teleflex, Inc.	95,000	25,278,550
Wright Medical Group NV (a)	1,494,300	43,364,586
		994,561,765
Health Care Supplies - 1.2%
Align Technology, Inc. (a)	100,000	39,122,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,033,683,765

Health Care Providers & Services - 27.2%
Health Care Distributors & Services - 2.6%
Amplifon SpA	400,000	8,888,999
EBOS Group Ltd.	1,046,022	15,572,769
Henry Schein, Inc. (a)	730,000	62,071,900
		86,533,668
Health Care Facilities - 3.7%
HCA Holdings, Inc.	880,000	122,425,600
Health Care Services - 1.2%
G1 Therapeutics, Inc. (a)	340,000	17,778,600
Premier, Inc. (a)	280,000	12,818,400
United Drug PLC (United Kingdom)	1,280,000	11,353,135
		41,950,135
Managed Health Care - 19.7%
Centene Corp. (a)	269,000	38,945,820
Cigna Corp.	380,000	79,135,000
Humana, Inc.	450,000	152,334,000
Molina Healthcare, Inc. (a)	128,000	19,033,600
Notre Dame Intermedica Participacoes SA	2,000,000	13,059,143
UnitedHealth Group, Inc.	1,220,000	324,568,797
Wellcare Health Plans, Inc. (a)	100,000	32,049,000
		659,125,360

TOTAL HEALTH CARE PROVIDERS & SERVICES		910,034,763

Health Care Technology - 1.1%
Health Care Technology - 1.1%
Castlight Health, Inc. (a)	700,500	1,891,350
Castlight Health, Inc. Class B (a)	762,278	2,058,151
Teladoc Health, Inc. (a)(b)	390,000	33,676,500
		37,626,001
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Benefitfocus, Inc. (a)	700,000	28,315,000
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Lonza Group AG	74,000	25,259,833
Morphosys AG (a)	108,800	11,634,278
		36,894,111
Pharmaceuticals - 14.6%
Pharmaceuticals - 14.6%
Allergan PLC	80,000	15,238,400
Amneal Pharmaceuticals, Inc. (a)	460,000	10,207,400
Amneal Pharmaceuticals, Inc. (c)	540,541	11,994,605
AstraZeneca PLC (United Kingdom)	1,500,000	116,916,133
Dechra Pharmaceuticals PLC	911,700	25,881,387
Eli Lilly & Co.	430,000	46,143,300
Indivior PLC (a)	2,504,400	6,011,089
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,800,000	16,640,340
Mylan NV (a)	640,000	23,424,000
MyoKardia, Inc. (a)	138,643	9,039,524
Nektar Therapeutics (a)	660,000	40,233,600
Perrigo Co. PLC	770,000	54,516,000
Recordati SpA	270,000	9,141,179
Roche Holding AG (participation certificate)	250,000	60,453,861
RPI International Holdings LP (a)(c)(d)	41,845	6,175,067
The Medicines Company (a)(b)	440,000	13,160,400
Theravance Biopharma, Inc. (a)(b)	463,908	15,155,874
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,800,000	7,394,542
		487,726,701
TOTAL COMMON STOCKS
(Cost $2,434,886,193)		3,279,046,368

Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	25,477	7,509,197
Generation Bio Series B (c)(d)	49,800	455,456
		7,964,653
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	5,445,595
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (c)(d)	3,606,378	3,606,378
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C (a)(c)(d)	997,101	3,100,984
Series D (c)(d)	482,315	1,500,000
		4,600,984
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,610,750)		21,617,610

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.11% (e)	44,831,330	44,840,297
Fidelity Securities Lending Cash Central Fund 2.11% (e)(f)	36,163,707	36,167,323
TOTAL MONEY MARKET FUNDS
(Cost $81,007,620)		81,007,620
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,532,504,563)		3,381,671,598
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(35,087,713)
NET ASSETS - 100%		$3,346,583,885

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,787,281 or 1.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Amneal Pharmaceuticals, Inc.	5/4/18	$9,864,873
BioNTech AG Series A	12/29/17	$5,579,683
Generation Bio Series B	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
Outset Medical, Inc. Series D	8/20/18	$1,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$767,236
Fidelity Securities Lending Cash Central Fund	733,059
Total	$1,500,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,279,046,368	$3,095,501,307	$177,369,994	$6,175,067
Convertible Preferred Stocks	21,617,610	--	--	21,617,610
Money Market Funds	81,007,620	81,007,620	--	--
Total Investments in Securities:	$3,381,671,598	$3,176,508,927	$177,369,994	$27,792,677

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.3%
United Kingdom	4.5%
Netherlands	2.8%
Switzerland	2.7%
Ireland	2.3%
Cayman Islands	1.6%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $35,749,373) — See accompanying schedule: Unaffiliated issuers (cost $2,451,496,943)	$3,300,663,978
Fidelity Central Funds (cost $81,007,620)	81,007,620
Total Investment in Securities (cost $2,532,504,563)		$3,381,671,598
Cash		104,613
Receivable for investments sold		5,582,182
Receivable for fund shares sold		1,549,653
Dividends receivable		1,673,978
Distributions receivable from Fidelity Central Funds		78,097
Total assets		3,390,660,121
Liabilities
Payable for investments purchased	$4,663,371
Payable for fund shares redeemed	3,214,189
Other payables and accrued expenses	37,258
Collateral on securities loaned	36,161,418
Total liabilities		44,076,236
Net Assets		$3,346,583,885
Net Assets consist of:
Paid in capital		$2,379,930,893
Undistributed net investment income		3,486,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		113,997,395
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		849,169,264
Net Assets, for 6,924,898 shares outstanding		$3,346,583,885
Net Asset Value, offering price and redemption price per share ($3,346,583,885 ÷ 6,924,898 shares)		$483.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$23,019,248
Income from Fidelity Central Funds (including $733,059 from security lending)		1,500,295
Total income		24,519,543
Expenses
Custodian fees and expenses	$82,338
Independent directors' fees and expenses	12,840
Miscellaneous	51
Total expenses before reductions	95,229
Expense reductions	(6,042)
Total expenses after reductions		89,187
Net investment income (loss)		24,430,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,926,236
Redemptions in-kind with affiliated entities	219,905,327
Fidelity Central Funds	4,836
Foreign currency transactions	(138,560)
Total net realized gain (loss)		358,697,839
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	303,153,262
Fidelity Central Funds	(8,035)
Assets and liabilities in foreign currencies	(46,172)
Total change in net unrealized appreciation (depreciation)		303,099,055
Net gain (loss)		661,796,894
Net increase (decrease) in net assets resulting from operations		$686,227,250

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,430,356	$19,629,276
Net realized gain (loss)	358,697,839	68,783,111
Change in net unrealized appreciation (depreciation)	303,099,055	231,574,812
Net increase (decrease) in net assets resulting from operations	686,227,250	319,987,199
Distributions to shareholders from net investment income	(23,298,937)	(17,273,204)
Distributions to shareholders from net realized gain	(75,390,756)	–
Total distributions	(98,689,693)	(17,273,204)
Affiliated share transactions
Proceeds from sales of shares	1,130,407,533	320,100,993
Reinvestment of distributions	98,689,693	17,272,856
Cost of shares redeemed	(805,149,604)	(263,237,243)
Net increase (decrease) in net assets resulting from share transactions	423,947,622	74,136,606
Total increase (decrease) in net assets	1,011,485,179	376,850,601
Net Assets
Beginning of period	2,335,098,706	1,958,248,105
End of period	$3,346,583,885	$2,335,098,706
Other Information
Undistributed net investment income end of period	$3,486,333	$2,337,670
Shares
Sold	2,775,832	930,340
Issued in reinvestment of distributions	253,161	48,063
Redeemed	(1,940,103)	(759,261)
Net increase (decrease)	1,088,890	219,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Care Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$400.12	$348.64	$326.12	$309.84	$222.42
Income from Investment Operations
Net investment income (loss)A	3.66	3.39	2.85	2.36	1.34
Net realized and unrealized gain (loss)	95.26	51.07	22.25	15.99	87.35
Total from investment operations	98.92	54.46	25.10	18.35	88.69
Distributions from net investment income	(3.54)	(2.98)	(2.58)	(2.07)	(1.27)
Distributions from net realized gain	(12.23)	–	–	–	–
Total distributions	(15.77)	(2.98)	(2.58)	(2.07)	(1.27)
Net asset value, end of period	$483.27	$400.12	$348.64	$326.12	$309.84
Total ReturnB	25.71%	15.72%	7.73%	5.85%	39.95%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	- %E	- %E	.01%
Expenses net of fee waivers, if any	- %E	- %E	- %E	- %E	.01%
Expenses net of all reductions	- %E	- %E	- %E	- %E	.01%
Net investment income (loss)	.87%	.95%	.85%	.66%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,346,584	$2,335,099	$1,958,248	$1,749,910	$1,806,204
Portfolio turnover rateF	75%G	79%G	68%	97%	131%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Industrials Central Fund	14.76%	12.11%	13.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Industrials Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$36,281	Fidelity® Industrials Central Fund
$30,962	S&P 500® Index

Fidelity® Industrials Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Tobias Welo:  For the year, the fund returned 14.76%, topping the 11.93% return of the MSCI U.S. IMI Industrials 25/50 Linked Index but trailed the S&P 500®. Among the 11 S&P 500® sectors, industrials finished toward the middle of the pack, lifted by expectations of healthy U.S. capital spending but also reflecting worries about trade tensions. Versus the MSCI sector index, the fund was particularly aided by large underweightings in industrial conglomerates General Electric and 3M. I sold off the fund's small stake in 3M during the past year. GE stock returned roughly -52% for the period, hampered by investors’ frustration with a lack of progress on the company’s turnaround plan. I increased our stake here as the stock declined to what I considered a more attractive level. Overweighting heavy equipment maker Caterpillar (+25%) also paid off. The stock benefited earlier in the period from stronger demand driven by the synchronous global economic expansion and a weaker U.S. dollar, among other factors. Conversely, positioning in security & alarm services, airlines, and research & consulting services detracted from relative results. At the stock level, an underweighting in aerospace & defense stock Boeing hurt most. Shares of Boeing gained roughly 49%, mainly in the period’s first half, aided by the Trump administration’s promise to boost military spending, as well as an anticipated cash boost from December’s tax-reform package. Mostly avoiding railroad CSX (+38%) also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
United Technologies Corp.	6.4
Honeywell International, Inc.	5.8
Union Pacific Corp.	5.3
Northrop Grumman Corp.	5.2
Ingersoll-Rand PLC	5.1
The Boeing Co.	4.5
General Electric Co.	4.0
General Dynamics Corp.	3.6
Caterpillar, Inc.	3.3
Fortive Corp.	2.8
46.0

Top Industries (% of fund's net assets)

As of September 30, 2018
Aerospace & Defense	28.3%
Machinery	21.1%
Industrial Conglomerates	11.5%
Road & Rail	9.7%
Electrical Equipment	7.8%
All Others*	21.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Industrials Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Aerospace & Defense - 28.3%
Aerospace & Defense - 28.3%
Bombardier, Inc. Class B (sub. vtg.) (a)	7,609,100	$27,098,564
General Dynamics Corp.	382,589	78,323,620
Huntington Ingalls Industries, Inc.	160,500	41,100,840
Moog, Inc. Class A	224,200	19,274,474
Northrop Grumman Corp.	356,396	113,109,399
Raytheon Co.	142,214	29,389,945
Spirit AeroSystems Holdings, Inc. Class A	265,700	24,356,719
Teledyne Technologies, Inc. (a)	48,656	12,002,462
Textron, Inc.	177,100	12,657,337
The Boeing Co.	259,700	96,582,430
TransDigm Group, Inc.	47,872	17,822,746
United Technologies Corp.	991,686	138,647,620
		610,366,156
Air Freight & Logistics - 3.9%
Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	50,909	4,985,009
FedEx Corp.	215,400	51,866,166
XPO Logistics, Inc. (a)	235,400	26,875,618
		83,726,793
Airlines - 3.1%
Airlines - 3.1%
Southwest Airlines Co.	718,433	44,866,141
Spirit Airlines, Inc. (a)	452,000	21,230,440
		66,096,581
Building Products - 2.3%
Building Products - 2.3%
A.O. Smith Corp.	265,906	14,191,403
Jeld-Wen Holding, Inc. (a)	256,700	6,330,222
Lennox International, Inc.	69,600	15,200,640
Masco Corp.	361,200	13,219,920
		48,942,185
Commercial Services & Supplies - 3.1%
Diversified Support Services - 1.5%
Cintas Corp.	158,300	31,313,323
Environmental & Facility Services - 1.6%
Waste Connection, Inc. (United States)	433,350	34,568,330

TOTAL COMMERCIAL SERVICES & SUPPLIES		65,881,653

Construction & Engineering - 4.4%
Construction & Engineering - 4.4%
Fluor Corp.	560,700	32,576,670
Jacobs Engineering Group, Inc.	577,300	44,163,450
KBR, Inc.	913,300	19,298,029
		96,038,149
Electrical Equipment - 7.8%
Electrical Components & Equipment - 7.3%
Acuity Brands, Inc.	93,800	14,745,360
AMETEK, Inc.	362,417	28,674,433
Emerson Electric Co.	699,100	53,537,078
Fortive Corp. (b)	727,042	61,216,936
		158,173,807
Heavy Electrical Equipment - 0.5%
Melrose Industries PLC	3,722,855	9,699,886

TOTAL ELECTRICAL EQUIPMENT		167,873,693

Industrial Conglomerates - 11.5%
Industrial Conglomerates - 11.5%
General Electric Co.	7,711,044	87,057,687
Honeywell International, Inc.	744,012	123,803,597
ITT, Inc.	593,300	36,345,558
		247,206,842
Machinery - 21.1%
Agricultural & Farm Machinery - 1.7%
Deere & Co.	244,500	36,755,685
Construction Machinery & Heavy Trucks - 7.4%
Allison Transmission Holdings, Inc.	902,046	46,915,412
Caterpillar, Inc.	472,669	72,077,296
Cummins, Inc.	36,400	5,316,948
PACCAR, Inc.	323,700	22,073,103
WABCO Holdings, Inc. (a)	110,500	13,032,370
		159,415,129
Industrial Machinery - 12.0%
Flowserve Corp.	192,009	10,500,972
Gardner Denver Holdings, Inc. (a)	1,329,400	37,675,196
IDEX Corp.	92,006	13,861,624
Illinois Tool Works, Inc.	7,500	1,058,400
Ingersoll-Rand PLC	1,070,662	109,528,723
Lincoln Electric Holdings, Inc.	116,587	10,893,889
Parker Hannifin Corp.	144,200	26,522,706
Snap-On, Inc.	266,658	48,958,409
		258,999,919

TOTAL MACHINERY		455,170,733

Professional Services - 2.6%
Research & Consulting Services - 2.6%
IHS Markit Ltd. (a)	655,990	35,397,220
Nielsen Holdings PLC	772,100	21,356,286
		56,753,506
Road & Rail - 9.7%
Railroads - 8.2%
Kansas City Southern	156,900	17,773,632
Norfolk Southern Corp.	248,014	44,766,527
Union Pacific Corp.	697,200	113,525,076
		176,065,235
Trucking - 1.5%
J.B. Hunt Transport Services, Inc.	94,070	11,188,686
Knight-Swift Transportation Holdings, Inc. Class A	618,900	21,339,672
		32,528,358

TOTAL ROAD & RAIL		208,593,593

Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
Bunzl PLC	335,000	10,536,099
HD Supply Holdings, Inc. (a)	158,700	6,790,773
Univar, Inc. (a)	426,434	13,074,466
		30,401,338
TOTAL COMMON STOCKS
(Cost $1,745,081,625)		2,137,051,222

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 2.11% (c)	26,840,859	26,846,227
Fidelity Securities Lending Cash Central Fund 2.11% (c)(d)	62,879,215	62,885,503
TOTAL MONEY MARKET FUNDS
(Cost $89,731,730)		89,731,730
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $1,834,813,355)		2,226,782,952
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(72,716,248)
NET ASSETS - 100%		$2,154,066,704

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$327,978
Fidelity Securities Lending Cash Central Fund	56,666
Total	$384,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Ireland	5.1%
Canada	2.9%
United Kingdom	2.0%
Bermuda	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $61,213,400) — See accompanying schedule: Unaffiliated issuers (cost $1,745,081,625)	$2,137,051,222
Fidelity Central Funds (cost $89,731,730)	89,731,730
Total Investment in Securities (cost $1,834,813,355)		$2,226,782,952
Receivable for investments sold		2,007,582
Receivable for fund shares sold		1,055,200
Dividends receivable		1,911,502
Distributions receivable from Fidelity Central Funds		23,133
Total assets		2,231,780,369
Liabilities
Payable for investments purchased	$12,813,602
Payable for fund shares redeemed	2,001,378
Other payables and accrued expenses	13,185
Collateral on securities loaned	62,885,500
Total liabilities		77,713,665
Net Assets		$2,154,066,704
Net Assets consist of:
Paid in capital		$1,683,955,901
Undistributed net investment income		3,059,442
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,080,270
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		391,971,091
Net Assets, for 6,953,926 shares outstanding		$2,154,066,704
Net Asset Value, offering price and redemption price per share ($2,154,066,704 ÷ 6,953,926 shares)		$309.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$26,958,180
Income from Fidelity Central Funds (including $56,666 from security lending)		384,644
Total income		27,342,824
Expenses
Custodian fees and expenses	$28,153
Independent directors' fees and expenses	8,698
Miscellaneous	35
Total expenses before reductions	36,886
Expense reductions	(796)
Total expenses after reductions		36,090
Net investment income (loss)		27,306,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,418,445
Redemptions in-kind with affiliated entities	111,073,545
Fidelity Central Funds	(253)
Foreign currency transactions	(104,533)
Total net realized gain (loss)		215,387,204
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,746,596
Fidelity Central Funds	(771)
Assets and liabilities in foreign currencies	(1,475)
Total change in net unrealized appreciation (depreciation)		19,744,350
Net gain (loss)		235,131,554
Net increase (decrease) in net assets resulting from operations		$262,438,288

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,306,734	$23,192,939
Net realized gain (loss)	215,387,204	88,063,093
Change in net unrealized appreciation (depreciation)	19,744,350	172,542,231
Net increase (decrease) in net assets resulting from operations	262,438,288	283,798,263
Distributions to shareholders from net investment income	(25,966,468)	(21,372,265)
Distributions to shareholders from net realized gain	(84,959,878)	(5,046,225)
Total distributions	(110,926,346)	(26,418,490)
Affiliated share transactions
Proceeds from sales of shares	805,879,787	201,502,135
Reinvestment of distributions	110,926,346	26,417,849
Cost of shares redeemed	(522,860,800)	(252,925,995)
Net increase (decrease) in net assets resulting from share transactions	393,945,333	(25,006,011)
Total increase (decrease) in net assets	545,457,275	232,373,762
Net Assets
Beginning of period	1,608,609,429	1,376,235,667
End of period	$2,154,066,704	$1,608,609,429
Other Information
Undistributed net investment income end of period	$3,059,442	$1,871,556
Shares
Sold	2,758,582	753,811
Issued in reinvestment of distributions	378,216	100,435
Redeemed	(1,774,639)	(944,532)
Net increase (decrease)	1,362,159	(90,286)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Industrials Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$287.67	$242.21	$209.67	$216.95	$198.24
Income from Investment Operations
Net investment income (loss)A	4.24	4.16	3.47	3.40	3.18
Net realized and unrealized gain (loss)	36.93	46.01	32.56	(7.35)	18.69
Total from investment operations	41.17	50.17	36.03	(3.95)	21.87
Distributions from net investment income	(4.06)	(3.85)	(3.49)	(3.33)	(3.16)
Distributions from net realized gain	(15.02)	(.86)	–	–	–
Total distributions	(19.08)	(4.71)	(3.49)	(3.33)	(3.16)
Net asset value, end of period	$309.76	$287.67	$242.21	$209.67	$216.95
Total ReturnB	14.76%	20.91%	17.24%	(1.95)%	11.03%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	1.43%	1.56%	1.50%	1.48%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,154,067	$1,608,609	$1,376,236	$1,173,665	$1,301,010
Portfolio turnover rateF	65%G	65%G	60%	83%	77%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Information Technology Central Fund	26.62%	21.82%	20.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Information Technology Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$62,714	Fidelity® Information Technology Central Fund
$30,962	S&P 500® Index

Fidelity® Information Technology Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Charlie Chai:  For the year, the fund returned 26.62%, trailing the 31.88% return of the MSCI U.S. IMI Information Technology 25/50 Index but topping the S&P 500® by a wide margin. Among the 11 S&P 500® sectors, technology stocks finished a close second behind consumer discretionary. Versus the MSCI sector index, stock selection in semiconductors was the fund’s biggest headwind, with our non-index stake in electric vehicle maker Tesla also significantly detracting. Tesla shares returned -24% for the year amid uncertainty about the company’s ability to hit Model 3 production targets, among other factors. Underweighting Apple (+49%) also hurt. Despite relatively flat unit sales growth, the company reported strong revenue and earnings growth, riding a higher average selling price for its smartphones. Conversely, overweighting application software and underweighting interactive media & services lifted relative performance. Our top relative contributor, Facebook (-4%), was in the latter category. We correctly underweighted the stock, as the social network platform operator was hampered by increasing regulatory scrutiny, slowing user growth and rising costs. In application software, PTC (+89%) was a standout for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On November 30, 2018, Ali Kahn will become sole portfolio manager for the fund, succeeding Charlie Chai.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	14.1
Apple, Inc.	6.9
NVIDIA Corp.	6.3
Activision Blizzard, Inc.	4.3
Salesforce.com, Inc.	4.0
Parametric Technology Corp.	3.3
Adobe Systems, Inc.	3.2
Alphabet, Inc. Class A	3.0
Alphabet, Inc. Class C	3.0
Facebook, Inc. Class A	3.0
51.1

Top Industries (% of fund's net assets)

As of September 30, 2018
Software	45.3%
Semiconductors & Semiconductor Equipment	15.8%
Internet Software & Services	11.4%
IT Services	7.8%
Technology Hardware, Storage & Peripherals	6.9%
All Others*	12.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Information Technology Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Automobiles - 1.0%
Automobile Manufacturers - 1.0%
Tesla, Inc. (a)(b)	214,970	$56,917,607
Communications Equipment - 0.2%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	354,600	10,907,496
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	387	257
Consumer Finance - 0.0%
Consumer Finance - 0.0%
51 Credit Card, Inc.	1,773,000	1,354,377
Diversified Consumer Services - 0.0%
Education Services - 0.0%
China Online Education Group sponsored ADR (a)(b)	6,972	62,748
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Jianpu Technology, Inc. ADR (a)(b)	818,700	4,003,443
Electronic Equipment & Components - 4.6%
Electronic Components - 1.7%
LG Innotek Co. Ltd.	336,336	39,553,608
Murata Manufacturing Co. Ltd.	200,900	30,881,170
Samsung Electro-Mechanics Co. Ltd.	210,808	26,406,092
Taiyo Yuden Co. Ltd. (b)	199,600	4,486,696
		101,327,566
Electronic Equipment & Instruments - 1.9%
Chroma ATE, Inc.	4,876,018	23,442,394
Hitachi High-Technologies Corp.	403,600	13,906,830
Trimble, Inc. (a)	1,660,800	72,178,368
		109,527,592
Technology Distributors - 1.0%
Dell Technologies, Inc. (a)	580,269	56,355,725

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		267,210,883

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (c)(d)	3,805,376	21,348,159
Internet & Direct Marketing Retail - 2.5%
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	26,529	53,137,587
Meituan Dianping Class B	6,251,571	49,412,195
Netflix, Inc. (a)	113,400	42,426,342
		144,976,124
Internet Software & Services - 10.7%
Internet Software & Services - 10.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	107,800	17,761,128
Alphabet, Inc.:
Class A (a)	145,781	175,969,329
Class C (a)	147,233	175,718,169
Envestnet, Inc. (a)	434	26,452
Facebook, Inc. Class A (a)	1,040,175	171,067,181
GoDaddy, Inc. (a)	320,500	26,726,495
Match Group, Inc. (a)(b)	331,000	19,168,210
MongoDB, Inc. Class A	69,224	5,645,217
Nutanix, Inc. Class B (a)(e)	68,486	2,925,722
Okta, Inc. (a)	133,000	9,357,880
Xunlei Ltd. sponsored ADR (a)	1,953,688	14,183,775
		618,549,558
IT Services - 7.8%
Data Processing & Outsourced Services - 7.4%
Adyen BV (e)	3,100	2,530,276
FleetCor Technologies, Inc. (a)	197,000	44,884,480
Global Payments, Inc.	195,056	24,850,134
PayPal Holdings, Inc. (a)	1,856,400	163,066,176
Square, Inc. (a)	1,386,400	137,267,464
Visa, Inc. Class A	392,300	58,880,307
		431,478,837
IT Consulting & Other Services - 0.4%
DXC Technology Co.	223,400	20,892,368

TOTAL IT SERVICES		452,371,205

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,008,062	1,627,614
Machinery - 0.7%
Industrial Machinery - 0.7%
Minebea Mitsumi, Inc.	2,235,657	40,533,827
Professional Services - 0.4%
Human Resource & Employment Services - 0.4%
SMS Co., Ltd.	911,112	18,130,824
WageWorks, Inc. (a)	71,505	3,056,839
		21,187,663
Semiconductors & Semiconductor Equipment - 15.8%
Semiconductor Equipment - 1.5%
Ferrotec Holdings Corp.	245,400	2,380,134
Lam Research Corp.	180,600	27,397,020
Screen Holdings Co. Ltd.	233,600	13,651,681
Sino-American Silicon Products, Inc.	15,960,000	41,062,746
SunEdison, Inc. (a)(c)	1,200	0
		84,491,581
Semiconductors - 14.3%
Advanced Micro Devices, Inc. (a)	2,853,588	88,147,333
ams AG	782,730	43,754,400
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	50,800	778,764
Himax Technologies, Inc. sponsored ADR (b)	5,425,890	31,904,233
International Quantum Epitaxy PLC (a)(b)	1,525,435	1,631,361
MACOM Technology Solutions Holdings, Inc. (a)(b)	603,617	12,434,510
Marvell Technology Group Ltd.	4,556,682	87,943,963
Nanya Technology Corp.	25,229,000	48,103,337
NVIDIA Corp.	1,300,150	365,368,153
NXP Semiconductors NV	157,400	13,457,700
Qualcomm, Inc.	1,607,738	115,805,368
Semtech Corp. (a)	284,994	15,845,666
Silicon Laboratories, Inc. (a)	65,500	6,012,900
		831,187,688

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		915,679,269

Software - 45.3%
Application Software - 20.4%
Adobe Systems, Inc. (a)	681,613	184,001,429
Atlassian Corp. PLC (a)	87,240	8,387,254
Autodesk, Inc. (a)	940,544	146,828,324
Citrix Systems, Inc. (a)	700,157	77,829,452
Ellie Mae, Inc. (a)	108,500	10,282,545
HubSpot, Inc. (a)	76,600	11,562,770
Intuit, Inc.	386,000	87,776,400
Kingsoft Corp. Ltd.	7,804,000	14,873,592
Parametric Technology Corp. (a)	1,817,866	193,039,191
Salesforce.com, Inc. (a)	1,467,309	233,346,150
Splunk, Inc. (a)	139,700	16,891,127
SS&C Technologies Holdings, Inc.	509,966	28,981,368
Ultimate Software Group, Inc. (a)	391,124	126,016,242
Workday, Inc. Class A (a)	153,051	22,342,385
Zendesk, Inc. (a)	268,569	19,068,399
		1,181,226,628
Home Entertainment Software - 9.2%
Activision Blizzard, Inc.	3,009,959	250,398,489
Electronic Arts, Inc. (a)	1,370,315	165,109,254
Nintendo Co. Ltd.	142,000	51,664,347
Nintendo Co. Ltd. ADR (b)	593,184	26,969,111
Take-Two Interactive Software, Inc. (a)	296,365	40,895,406
		535,036,607
Systems Software - 15.7%
Eventbrite, Inc.	6,800	258,196
Microsoft Corp.	7,163,915	819,336,960
Oracle Corp.	300,500	15,493,780
Red Hat, Inc. (a)	393,000	53,558,040
ServiceNow, Inc. (a)	108,400	21,206,292
		909,853,268

TOTAL SOFTWARE		2,626,116,503

Technology Hardware, Storage & Peripherals - 6.9%
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	1,770,783	399,736,554
TOTAL COMMON STOCKS
(Cost $4,381,640,497)		5,582,583,287

Convertible Preferred Stocks - 0.7%
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Lyft, Inc. Series I (c)(d)	303,270	14,361,017
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	489,912	23,893,008
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,961,046)		38,254,025

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 2.11% (f)	153,934,912	153,965,699
Fidelity Securities Lending Cash Central Fund 2.11% (f)(g)	121,161,878	121,173,994
TOTAL MONEY MARKET FUNDS
(Cost $275,139,693)		275,139,693
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $4,678,741,236)		5,895,977,005
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(106,311,061)
NET ASSETS - 100%		$5,789,665,944

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,602,185 or 1.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,455,998 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159
Lyft, Inc. Series I	6/27/18	$14,361,017
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,148,783
Fidelity Securities Lending Cash Central Fund	4,923,773
Total	$6,072,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Jianpu Technology, Inc. ADR	$--	$12,859,136	$4,498,224	$--	$(2,052,833)	$(2,304,635)	$--
Total	$--	$12,859,136	$4,498,224	$--	$(2,052,833)	$(2,304,635)	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable. See the Notes to Financial Statements for additional details.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,582,583,287	$5,458,530,972	$101,076,542	$22,975,773
Convertible Preferred Stocks	38,254,025	--	--	38,254,025
Money Market Funds	275,139,693	275,139,693	--	--
Total Investments in Securities:	$5,895,977,005	$5,733,670,665	$101,076,542	$61,229,798

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$58,834,506
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(13,043,276)
Cost of Purchases	35,709,176
Proceeds of Sales	(22,195,617)
Amortization/Accretion	--
Transfers in to Level 3	1,925,009
Transfers out of Level 3	--
Ending Balance	$61,229,798
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$(298,487)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
Japan	3.5%
Cayman Islands	2.8%
Taiwan	1.9%
Bermuda	1.5%
Korea (South)	1.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $108,783,874) — See accompanying schedule: Unaffiliated issuers (cost $4,403,601,543)	$5,620,837,312
Fidelity Central Funds (cost $275,139,693)	275,139,693
Total Investment in Securities (cost $4,678,741,236)		$5,895,977,005
Foreign currency held at value (cost $131,959)		131,803
Receivable for investments sold		16,494,498
Receivable for fund shares sold		2,707,391
Dividends receivable		1,074,049
Distributions receivable from Fidelity Central Funds		363,639
Other receivables		17,343
Total assets		5,916,765,728
Liabilities
Payable for fund shares redeemed	$5,804,421
Other payables and accrued expenses	119,153
Collateral on securities loaned	121,176,210
Total liabilities		127,099,784
Net Assets		$5,789,665,944
Net Assets consist of:
Paid in capital		$3,841,517,729
Undistributed net investment income		3,504,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		727,404,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,217,238,872
Net Assets, for 11,584,151 shares outstanding		$5,789,665,944
Net Asset Value, offering price and redemption price per share ($5,789,665,944 ÷ 11,584,151 shares)		$499.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$33,779,624
Income from Fidelity Central Funds (including $4,923,773 from security lending)		6,072,556
Total income		39,852,180
Expenses
Custodian fees and expenses	$290,118
Independent directors' fees and expenses	23,202
Interest	5,663
Miscellaneous	90
Total expenses before reductions	319,073
Expense reductions	(2,259)
Total expenses after reductions		316,814
Net investment income (loss)		39,535,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,006,946,004
Redemptions in-kind with affiliated entities	407,599,634
Fidelity Central Funds	4,259
Other affiliated issuers	(2,052,833)
Foreign currency transactions	(236,318)
Total net realized gain (loss)		1,412,260,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(301,615,454)
Fidelity Central Funds	(30,026)
Other affiliated issuers	(2,304,635)
Assets and liabilities in foreign currencies	1,283
Total change in net unrealized appreciation (depreciation)		(303,948,832)
Net gain (loss)		1,108,311,914
Net increase (decrease) in net assets resulting from operations		$1,147,847,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,535,366	$26,875,134
Net realized gain (loss)	1,412,260,746	522,050,167
Change in net unrealized appreciation (depreciation)	(303,948,832)	713,079,382
Net increase (decrease) in net assets resulting from operations	1,147,847,280	1,262,004,683
Distributions to shareholders from net investment income	(36,464,862)	(25,333,085)
Distributions to shareholders from net realized gain	(557,750,410)	(20,739,156)
Total distributions	(594,215,272)	(46,072,241)
Affiliated share transactions
Proceeds from sales of shares	2,068,499,891	376,031,682
Reinvestment of distributions	594,215,272	46,071,593
Cost of shares redeemed	(1,430,604,144)	(853,394,538)
Net increase (decrease) in net assets resulting from share transactions	1,232,111,019	(431,291,263)
Total increase (decrease) in net assets	1,785,743,027	784,641,179
Net Assets
Beginning of period	4,003,922,917	3,219,281,738
End of period	$5,789,665,944	$4,003,922,917
Other Information
Undistributed net investment income end of period	$3,504,985	$1,533,368
Shares
Sold	4,514,165	1,106,380
Issued in reinvestment of distributions	1,380,579	132,818
Redeemed	(3,113,820)	(2,184,326)
Net increase (decrease)	2,780,924	(945,128)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Information Technology Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$454.82	$330.24	$260.71	$262.98	$222.50
Income from Investment Operations
Net investment income (loss)A	3.67	2.78	2.48	2.24B	2.33
Net realized and unrealized gain (loss)	106.41	126.52	69.42	(2.37)	39.88
Total from investment operations	110.08	129.30	71.90	(.13)	42.21
Distributions from net investment income	(3.34)	(2.67)	(2.37)	(2.14)	(1.73)
Distributions from net realized gain	(61.77)	(2.05)	–	–	–
Total distributions	(65.11)	(4.72)	(2.37)	(2.14)	(1.73)
Net asset value, end of period	$499.79	$454.82	$330.24	$260.71	$262.98
Total ReturnC	26.62%	39.59%	27.68%	(.11)%	19.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.78%	.73%	.86%	.81%B	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$5,789,666	$4,003,923	$3,219,282	$2,532,510	$2,472,588
Portfolio turnover rateF	99%G	70%G	99%	138%	179%G

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Materials Central Fund	(1.66)%	5.84%	10.76%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Materials Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,782	Fidelity® Materials Central Fund
$30,962	S&P 500® Index

Fidelity® Materials Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Richard Malnight:  For the year, the fund returned -1.66%, considerably trailing the 3.76% return of the MSCI U.S. IMI Materials 25/50 Linked Index and lagging the S&P 500® by an even wider margin. Among the 11 S&P 500® sectors, materials stocks finished near the bottom of the pack, hampered by concerns over interest rate hikes by the U.S. Federal Reserve, a flattening yield curve, softening economic data in Europe and China, and contentious U.S. trade relations with China and other nations. Versus the MSCI sector index, positioning in diversified chemicals, commodity chemicals and other chemicals segments notably weighed on fund performance. Our largest relative detractor by far was Chemours, a maker of the pigment titanium dioxide (TiO2) and the fund’s third-largest position. The stock, a sizable overweighting, returned -21% even though consensus earnings estimates for the company increased. Tronox (-43%), also a detractor, was another stock tied to the TiO2 market. Underweighting and ultimately selling Ecolab (+23%), a defensive name that outperformed, hurt as well. Conversely, not owning weak-performing index component Albemarle (-26%) was the right call and made this stock our top relative contributor. Overweighting Steel Dynamics (+33%) also helped. The fund's foreign holdings contributed overall despite the headwind of a stronger U.S. dollar.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 17, 2017, Richard Malnight became sole manager of the fund, succeeding Tobias Welo.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
DowDuPont, Inc.	24.3
LyondellBasell Industries NV Class A	7.3
The Chemours Co. LLC	6.6
Linde AG	5.3
Sherwin-Williams Co.	4.7
Air Products & Chemicals, Inc.	4.2
Platform Specialty Products Corp.	3.7
Westlake Chemical Corp.	3.4
Martin Marietta Materials, Inc.	3.0
Olin Corp.	3.0
65.5

Top Industries (% of fund's net assets)

As of September 30, 2018
Chemicals	77.3%
Metals & Mining	8.7%
Containers & Packaging	6.4%
Construction Materials	3.8%
Trading Companies & Distributors	1.6%
All Others*	2.2%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Materials Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Chemicals - 75.6%
Commodity Chemicals - 16.2%
Cabot Corp.	46,601	$2,922,815
Ciner Resources LP	42,400	1,152,432
LyondellBasell Industries NV Class A	397,155	40,712,359
Olin Corp.	652,072	16,745,209
Orion Engineered Carbons SA	132,800	4,262,880
Tronox Ltd. Class A	462,200	5,523,290
Westlake Chemical Corp.	231,872	19,270,882
		90,589,867
Diversified Chemicals - 33.6%
Ashland Global Holdings, Inc.	41,100	3,446,646
DowDuPont, Inc.	2,106,850	135,491,524
Eastman Chemical Co.	95,251	9,117,426
Ingevity Corp. (a)	30,700	3,127,716
The Chemours Co. LLC	928,843	36,633,568
		187,816,880
Fertilizers & Agricultural Chemicals - 3.4%
FMC Corp.	125,300	10,923,654
The Mosaic Co.	249,100	8,090,768
		19,014,422
Industrial Gases - 9.5%
Air Products & Chemicals, Inc.	138,300	23,103,015
Linde AG	125,500	29,681,489
		52,784,504
Specialty Chemicals - 12.9%
Axalta Coating Systems Ltd. (a)	355,500	10,366,380
Celanese Corp. Class A	106,200	12,106,800
Covestro AG (b)	23,000	1,865,552
International Flavors & Fragrances, Inc.	5,000	695,600
Platform Specialty Products Corp. (a)	1,667,400	20,792,478
Sherwin-Williams Co.	57,700	26,265,617
Venator Materials PLC (a)	70	630
		72,093,057

TOTAL CHEMICALS		422,298,730

Construction Materials - 3.8%
Construction Materials - 3.8%
CRH PLC sponsored ADR	88,200	2,885,904
Martin Marietta Materials, Inc.	93,100	16,939,545
Summit Materials, Inc.	73,391	1,334,248
		21,159,697
Containers & Packaging - 6.4%
Metal & Glass Containers - 2.6%
Aptargroup, Inc.	42,900	4,622,046
Berry Global Group, Inc. (a)	50,900	2,463,051
Crown Holdings, Inc. (a)	151,000	7,248,000
		14,333,097
Paper Packaging - 3.8%
Avery Dennison Corp.	32,600	3,532,210
Packaging Corp. of America	76,800	8,424,192
WestRock Co.	171,510	9,165,494
		21,121,896

TOTAL CONTAINERS & PACKAGING		35,454,993

Metals & Mining - 8.7%
Copper - 1.6%
Antofagasta PLC	113,300	1,262,623
First Quantum Minerals Ltd.	339,400	3,865,268
Freeport-McMoRan, Inc.	275,500	3,834,960
		8,962,851
Diversified Metals & Mining - 1.1%
Alcoa Corp. (a)	122,900	4,965,160
Elkem ASA (a)	220,771	1,103,075
		6,068,235
Gold - 2.4%
Newmont Mining Corp.	353,800	10,684,760
Royal Gold, Inc.	34,200	2,635,452
		13,320,212
Steel - 3.6%
AK Steel Holding Corp. (a)(c)	217,400	1,065,260
Commercial Metals Co.	338,500	6,946,020
Ryerson Holding Corp. (a)	180,806	2,043,108
Steel Dynamics, Inc.	223,100	10,081,889
		20,136,277

TOTAL METALS & MINING		48,487,575

Oil, Gas & Consumable Fuels - 0.1%
Oil & Gas Refining & Marketing - 0.1%
S-Oil Corp.	5,900	728,408
Trading Companies & Distributors - 1.6%
Trading Companies & Distributors - 1.6%
Univar, Inc. (a)	289,390	8,872,697
TOTAL COMMON STOCKS
(Cost $512,409,662)		537,002,100

Nonconvertible Preferred Stocks - 1.7%
Chemicals - 1.7%
Commodity Chemicals - 1.7%
Braskem SA (PN-A)
(Cost $9,853,599)	647,500	9,369,675

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.11% (d)	7,214,287	7,215,730
Fidelity Securities Lending Cash Central Fund 2.11% (d)(e)	364,464	364,500
TOTAL MONEY MARKET FUNDS
(Cost $7,580,230)		7,580,230
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $529,843,491)		553,952,005
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,458,795
NET ASSETS - 100%		$558,410,800

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,865,552 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,887
Fidelity Securities Lending Cash Central Fund	3,095
Total	$132,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $357,210) — See accompanying schedule: Unaffiliated issuers (cost $522,263,261)	$546,371,775
Fidelity Central Funds (cost $7,580,230)	7,580,230
Total Investment in Securities (cost $529,843,491)		$553,952,005
Receivable for investments sold		6,115,972
Receivable for fund shares sold		306,161
Dividends receivable		460,120
Distributions receivable from Fidelity Central Funds		14,642
Total assets		560,848,900
Liabilities
Payable to custodian bank	$3,984
Payable for investments purchased	1,531,002
Payable for fund shares redeemed	528,436
Other payables and accrued expenses	10,178
Collateral on securities loaned	364,500
Total liabilities		2,438,100
Net Assets		$558,410,800
Net Assets consist of:
Paid in capital		$504,085,287
Undistributed net investment income		1,692,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,526,965
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,106,318
Net Assets, for 2,348,204 shares outstanding		$558,410,800
Net Asset Value, offering price and redemption price per share ($558,410,800 ÷ 2,348,204 shares)		$237.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$10,492,894
Income from Fidelity Central Funds (including $3,095 from security lending)		132,982
Total income		10,625,876
Expenses
Custodian fees and expenses	$23,835
Independent directors' fees and expenses	2,541
Miscellaneous	10
Total expenses before reductions	26,386
Expense reductions	(266)
Total expenses after reductions		26,120
Net investment income (loss)		10,599,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,523,453
Redemptions in-kind with affiliated entities	31,881,334
Fidelity Central Funds	(555)
Foreign currency transactions	(30,985)
Total net realized gain (loss)		71,373,247
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(93,936,845)
Assets and liabilities in foreign currencies	(3,718)
Total change in net unrealized appreciation (depreciation)		(93,940,563)
Net gain (loss)		(22,567,316)
Net increase (decrease) in net assets resulting from operations		$(11,967,560)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,599,756	$7,828,862
Net realized gain (loss)	71,373,247	25,269,590
Change in net unrealized appreciation (depreciation)	(93,940,563)	62,323,044
Net increase (decrease) in net assets resulting from operations	(11,967,560)	95,421,496
Distributions to shareholders from net investment income	(9,590,869)	(7,046,584)
Distributions to shareholders from net realized gain	(27,989,724)	–
Total distributions	(37,580,593)	(7,046,584)
Affiliated share transactions
Proceeds from sales of shares	242,088,015	39,935,356
Reinvestment of distributions	37,580,593	7,046,096
Cost of shares redeemed	(145,554,862)	(62,373,158)
Net increase (decrease) in net assets resulting from share transactions	134,113,746	(15,391,706)
Total increase (decrease) in net assets	84,565,593	72,983,206
Net Assets
Beginning of period	473,845,207	400,862,001
End of period	$558,410,800	$473,845,207
Other Information
Undistributed net investment income end of period	$1,692,230	$779,383
Shares
Sold	952,669	176,402
Issued in reinvestment of distributions	145,744	29,792
Redeemed	(569,787)	(265,555)
Net increase (decrease)	528,626	(59,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Materials Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$260.41	$213.34	$188.48	$229.95	$207.20
Income from Investment Operations
Net investment income (loss)A	4.94	4.24	4.48	4.34	3.57
Net realized and unrealized gain (loss)	(7.93)	46.66	24.73	(41.59)	22.68
Total from investment operations	(2.99)	50.90	29.21	(37.25)	26.25
Distributions from net investment income	(4.54)	(3.83)	(4.35)	(4.22)	(3.50)
Distributions from net realized gain	(15.08)	–	–	–	–
Total distributions	(19.62)	(3.83)	(4.35)	(4.22)	(3.50)
Net asset value, end of period	$237.80	$260.41	$213.34	$188.48	$229.95
Total ReturnB	(1.66)%	24.05%	15.62%	(16.46)%	12.70%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	.01%	- %E	- %E	.01%
Expenses net of fee waivers, if any	- %E	.01%	- %E	- %E	- %E
Expenses net of all reductions	- %E	.01%	- %E	- %E	- %E
Net investment income (loss)	1.92%	1.80%	2.21%	1.95%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$558,411	$473,845	$400,862	$358,642	$482,472
Portfolio turnover rateF	78%G	54%G	56%	72%	65%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Life of fundA
Fidelity® Real Estate Equity Central Fund	3.73%	6.03%

 A From November 3, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Equity Central Fund on November 3, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,574	Fidelity® Real Estate Equity Central Fund
$15,663	S&P 500® Index

Fidelity® Real Estate Equity Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Samuel Wald:  For the fiscal year, the fund returned 3.73%, outpacing the 3.35% return of the FTSE® NAREIT® Equity REITs Index while significantly lagging the S&P 500®. Versus the FTSE NAREIT index, industry positioning added value, especially underweighting the lagging diversified category and overweighting strong-performing industrial real estate investment trusts (REITs). Security selection modestly detracted versus the FTSE NAREIT, with picks among health care, lodging/resort and diversified REITs detracting the most. Conversely, security selection among regional malls – especially not holding index component Brookfield Properties – contributed on a relative basis. Timely ownership of GGP, which we sold from the fund in May, also helped. An overweighted stake in self-storage REIT Extra Space Storage, which we sold from the fund in September, added more value than any other position. Also of note in self-storage, we added to the fund's position in Public Storage by period end, making it one of the fund's largest holdings as of September 30. In contrast, the fund's biggest individual detractor was an overweighting in health care REIT Ventas, another large fund position at the end of September. Other positions to weigh on results included shopping center REIT Urban Edge Properties and a non-REIT, out-of-benchmark holding in timeshare operator Hilton Grand Vacations.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Real Estate Equity Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Equinix, Inc.	7.0
Simon Property Group, Inc.	6.2
Prologis, Inc.	5.8
Public Storage	5.5
AvalonBay Communities, Inc.	4.8
Boston Properties, Inc.	4.7
Ventas, Inc.	3.8
Equity Residential (SBI)	3.7
Essex Property Trust, Inc.	3.2
SL Green Realty Corp.	3.2
47.9

Top Five REIT Sectors as of September 30, 2018

% of fund's net assets
REITs - Diversified	16.0
REITs - Office Property	14.0
REITs - Apartments	13.2
REITs - Health Care	10.4
REITs - Warehouse/Industrial	8.5

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stocks	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

Fidelity® Real Estate Equity Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 94.7%
REITs - Apartments - 13.2%
AvalonBay Communities, Inc.	33,750	$6,113,813
Equity Residential (SBI)	70,900	4,697,834
Essex Property Trust, Inc.	16,500	4,070,715
UDR, Inc.	45,000	1,819,350
		16,701,712
REITs - Diversified - 15.2%
Clipper Realty, Inc.	31,900	431,607
Corrections Corp. of America	38,800	944,004
Duke Realty Corp.	130,300	3,696,611
Equinix, Inc.	20,500	8,874,244
Gaming & Leisure Properties	32,800	1,156,200
Outfront Media, Inc.	85,700	1,709,715
Washington REIT (SBI)	79,700	2,442,805
		19,255,186
REITs - Health Care - 10.4%
CareTrust (REIT), Inc.	64,500	1,142,295
Healthcare Realty Trust, Inc.	92,800	2,715,328
Sabra Health Care REIT, Inc.	61,954	1,432,376
Ventas, Inc.	88,200	4,796,316
Welltower, Inc.	48,450	3,116,304
		13,202,619
REITs - Hotels - 5.1%
Braemar Hotels & Resorts, Inc.	27,500	323,675
DiamondRock Hospitality Co.	147,200	1,717,824
Host Hotels & Resorts, Inc.	99,100	2,091,010
Sunstone Hotel Investors, Inc.	145,700	2,383,652
		6,516,161
REITs - Management/Investment - 4.3%
American Tower Corp.	4,600	668,380
CoreSite Realty Corp.	13,076	1,453,267
National Retail Properties, Inc.	65,100	2,917,782
Retail Properties America, Inc.	37,900	462,001
		5,501,430
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	30,576	2,949,055
REITs - Office Property - 14.0%
Boston Properties, Inc.	48,000	5,908,320
Corporate Office Properties Trust (SBI)	64,900	1,935,967
Douglas Emmett, Inc.	46,900	1,769,068
Highwoods Properties, Inc. (SBI)	49,000	2,315,740
SL Green Realty Corp.	40,700	3,969,471
VEREIT, Inc.	249,500	1,811,370
		17,709,936
REITs - Regional Malls - 7.3%
Simon Property Group, Inc.	44,250	7,821,188
Taubman Centers, Inc.	23,500	1,406,005
		9,227,193
REITs - Shopping Centers - 4.8%
Acadia Realty Trust (SBI)	67,138	1,881,878
Cedar Realty Trust, Inc.	119,647	557,555
DDR Corp.	67,650	905,834
Urban Edge Properties	124,250	2,743,440
		6,088,707
REITs - Single Tenant - 3.2%
Agree Realty Corp.	20,100	1,067,712
Four Corners Property Trust, Inc.	48,000	1,233,120
Spirit Realty Capital, Inc.	209,200	1,686,152
		3,986,984
REITs - Storage - 5.5%
Public Storage	34,600	6,976,398
REITs - Warehouse/Industrial - 8.5%
Americold Realty Trust	38,200	955,764
Prologis, Inc.	109,081	7,394,601
Rexford Industrial Realty, Inc.	42,500	1,358,300
Terreno Realty Corp.	27,963	1,054,205
		10,762,870
Residential REITs - 0.9%
Invitation Homes, Inc.	50,000	1,145,500

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		120,023,751

Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Hilton Grand Vacations, Inc. (a)	20,800	688,480
Hilton Worldwide Holdings, Inc.	9,900	799,722
		1,488,202
Real Estate Management & Development - 1.7%
Real Estate Development - 0.9%
Howard Hughes Corp. (a)	9,100	1,130,402
REITs - Diversified - 0.8%
VICI Properties, Inc.	50,500	1,091,810

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,222,212

TOTAL COMMON STOCKS
(Cost $112,054,001)		123,734,165

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $2,860,920)	2,860,348	2,860,920
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $114,914,921)		126,595,085
NET OTHER ASSETS (LIABILITIES) - 0.1%		108,580
NET ASSETS - 100%		$126,703,665

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,334
Fidelity Securities Lending Cash Central Fund	80
Total	$27,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $112,054,001)	$123,734,165
Fidelity Central Funds (cost $2,860,920)	2,860,920
Total Investment in Securities (cost $114,914,921)		$126,595,085
Receivable for investments sold		265,928
Receivable for fund shares sold		104,666
Dividends receivable		555,519
Distributions receivable from Fidelity Central Funds		5,160
Total assets		127,526,358
Liabilities
Payable for investments purchased	$761,443
Payable for fund shares redeemed	56,947
Other payables and accrued expenses	4,303
Total liabilities		822,693
Net Assets		$126,703,665
Net Assets consist of:
Paid in capital		$113,402,623
Undistributed net investment income		1,214,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		406,571
Net unrealized appreciation (depreciation) on investments		11,680,164
Net Assets, for 1,154,687 shares outstanding		$126,703,665
Net Asset Value, offering price and redemption price per share ($126,703,665 ÷ 1,154,687 shares)		$109.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$4,034,163
Non-Cash dividends		353,483
Income from Fidelity Central Funds (including $80 from security lending)		27,414
Total income		4,415,060
Expenses
Custodian fees and expenses	$12,721
Independent directors' fees and expenses	567
Miscellaneous	3
Total expenses		13,291
Net investment income (loss)		4,401,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,135,248
Fidelity Central Funds	(151)
Foreign currency transactions	(15)
Total net realized gain (loss)		1,135,082
Change in net unrealized appreciation (depreciation) on investment securities		(1,174,470)
Net gain (loss)		(39,388)
Net increase (decrease) in net assets resulting from operations		$4,362,381

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,401,769	$3,733,477
Net realized gain (loss)	1,135,082	4,275,580
Change in net unrealized appreciation (depreciation)	(1,174,470)	(6,483,065)
Net increase (decrease) in net assets resulting from operations	4,362,381	1,525,992
Distributions to shareholders from net investment income	(3,610,543)	(2,895,366)
Distributions to shareholders from net realized gain	(4,488,742)	(189,674)
Total distributions	(8,099,285)	(3,085,040)
Affiliated share transactions
Proceeds from sales of shares	14,225,887	9,269,293
Reinvestment of distributions	8,099,285	3,085,040
Cost of shares redeemed	(19,031,721)	(57,435,320)
Net increase (decrease) in net assets resulting from share transactions	3,293,451	(45,080,987)
Total increase (decrease) in net assets	(443,453)	(46,640,035)
Net Assets
Beginning of period	127,147,118	173,787,153
End of period	$126,703,665	$127,147,118
Other Information
Undistributed net investment income end of period	$1,214,307	$581,194
Shares
Sold	134,471	84,698
Issued in reinvestment of distributions	75,088	28,626
Redeemed	(181,813)	(522,285)
Net increase (decrease)	27,746	(408,961)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

Years ended September 30,	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$112.82	$113.15	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	3.84	3.00	3.03	2.53
Net realized and unrealized gain (loss)	.13	(.91)	17.03	(4.24)
Total from investment operations	3.97	2.09	20.06	(1.71)
Distributions from net investment income	(3.16)C	(2.29)	(2.83)	(2.37)
Distributions from net realized gain	(3.90)C	(.12)	–	–
Total distributions	(7.06)	(2.42)D	(2.83)	(2.37)
Net asset value, end of period	$109.73	$112.82	$113.15	$95.92
Total ReturnE,F	3.73%	1.95%	21.08%	(1.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%	.01%	.01%	.01%I
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%I
Expenses net of all reductions	.01%	.01%	.01%	.01%I
Net investment income (loss)	3.59%	2.72%	2.86%	2.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$126,704	$127,147	$173,787	$251,215
Portfolio turnover rateJ	47%	64%	69%	62%I

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $2.294 and distributions from net realized gain of $.124 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Telecom Services Central Fund	6.95%	9.07%	11.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Telecom Services Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$30,836	Fidelity® Telecom Services Central Fund
$30,962	S&P 500® Index

Fidelity® Telecom Services Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Matthew Drukker:  For the year, the fund returned 6.95%, outpacing the 4.35% gain of the MSCI U.S. IMI Telecommunication Services 25/50 Index, but lagging 17.91% result of the broad-based S&P 500® index. Stock selections primarily drove the fund’s outperformance versus the sector index, especially among integrated telecommunication services companies and alternative carriers – although an underweighting in this latter segment detracted. Underweighting two benchmark components: poor-performing mobile satellite provider Globalstar (-69%) and integrated telecom provider IDT (-45%) added particular value, as each struggled to turn a consistent profit partly due to idiosyncratic challenges. Conversely, stock selection among cable & satellite and wireless telecom services firms detracted versus the sector index. In particular, not holding wireless services provider and sector benchmark component Boingo Wireless (+62%) hurt relative performance, as this company's stock advanced on strong earnings growth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  Aligned with changes to the Global Industry Classification Standard (GICS) structure, on December 1, 2018, the fund's name will change to Fidelity Communication Services Central Fund, and its supplemental benchmark will change from the MSCI U.S. IM Telecommunication Services 25/50 Index to the MSCI U.S. IM Communication Services 25/50 Index.

Fidelity® Telecom Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
AT&T, Inc.	22.1
Verizon Communications, Inc.	18.3
T-Mobile U.S., Inc.	8.2
Vonage Holdings Corp.	3.7
Iridium Communications, Inc.	3.5
Comcast Corp. Class A	3.3
Liberty Global PLC Class C	3.1
Zayo Group Holdings, Inc.	3.1
Liberty Broadband Corp. Class A	3.0
Cogent Communications Group, Inc.	2.7
71.0

Top Industries (% of fund's net assets)

As of September 30, 2018
Diversified Telecommunication Services	65.5%
Wireless Telecommunication Services	17.3%
Media	12.3%
Software	2.1%
Equity Real Estate Investment Trusts (Reits)	1.5%
All Others*	1.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Telecom Services Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Quantenna Communications, Inc. (a)	155,700	$2,872,665
Diversified Telecommunication Services - 65.5%
Alternative Carriers - 17.6%
CenturyLink, Inc.	379,200	8,039,040
Cogent Communications Group, Inc.	199,946	11,156,987
Globalstar, Inc. (a)(b)	3,521,312	1,788,827
Iliad SA	31,311	4,089,784
Iridium Communications, Inc. (a)	640,114	14,402,565
ORBCOMM, Inc. (a)	439,667	4,774,784
Vonage Holdings Corp. (a)	1,055,041	14,939,381
Zayo Group Holdings, Inc. (a)	360,926	12,531,351
		71,722,719
Integrated Telecommunication Services - 47.9%
AT&T, Inc.	2,688,448	90,278,082
Atlantic Tele-Network, Inc.	103,710	7,662,095
Bandwidth, Inc. (a)	27,500	1,473,175
Cincinnati Bell, Inc. (a)	433,363	6,912,140
Consolidated Communications Holdings, Inc. (b)	510,709	6,659,645
Frontier Communications Corp. (b)	483,417	3,137,376
Masmovil Ibercom SA (a)	38,400	4,431,681
Verizon Communications, Inc.	1,397,250	74,599,178
		195,153,372

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		266,876,091

Equity Real Estate Investment Trusts (REITs) - 1.5%
Specialized REITs - 1.5%
American Tower Corp.	27,863	4,048,494
Equinix, Inc.	5,100	2,207,739
		6,256,233
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Gogo, Inc. (a)(b)	423,177	2,196,289
Media - 12.3%
Cable & Satellite - 12.3%
Altice U.S.A., Inc. Class A	139,472	2,530,022
Comcast Corp. Class A	377,100	13,353,111
DISH Network Corp. Class A (a)	36,700	1,312,392
GCI Liberty, Inc. (a)	79,503	4,054,653
Liberty Broadband Corp. Class A (a)	145,300	12,253,149
Liberty Global PLC Class C (a)	451,564	12,716,042
Liberty Latin America Ltd. (a)	96,097	1,982,481
Megacable Holdings S.A.B. de CV unit	387,500	1,993,614
		50,195,464
Software - 2.1%
Home Entertainment Software - 2.1%
Activision Blizzard, Inc.	102,300	8,510,337
Wireless Telecommunication Services - 17.3%
Wireless Telecommunication Services - 17.3%
Shenandoah Telecommunications Co.	229,015	8,874,331
Sprint Corp. (a)(b)	1,655,142	10,824,629
T-Mobile U.S., Inc. (a)	477,015	33,476,913
Telephone & Data Systems, Inc.	291,580	8,872,779
U.S. Cellular Corp. (a)	184,196	8,248,297
		70,296,949
TOTAL COMMON STOCKS
(Cost $351,904,220)		407,204,028

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.11% (c)	373,050	373,125
Fidelity Securities Lending Cash Central Fund 2.11% (c)(d)	11,133,544	11,134,658
TOTAL MONEY MARKET FUNDS
(Cost $11,507,081)		11,507,783
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $363,411,301)		418,711,811
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(11,316,413)
NET ASSETS - 100%		$407,395,398

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,287
Fidelity Securities Lending Cash Central Fund	546,993
Total	$593,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $9,589,569) — See accompanying schedule: Unaffiliated issuers (cost $351,904,220)	$407,204,028
Fidelity Central Funds (cost $11,507,081)	11,507,783
Total Investment in Securities (cost $363,411,301)		$418,711,811
Receivable for fund shares sold		223,432
Dividends receivable		40,428
Distributions receivable from Fidelity Central Funds		25,043
Total assets		419,000,714
Liabilities
Payable for fund shares redeemed	$471,152
Other payables and accrued expenses	4,389
Collateral on securities loaned	11,129,775
Total liabilities		11,605,316
Net Assets		$407,395,398
Net Assets consist of:
Paid in capital		$357,813,228
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,718,283)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,300,453
Net Assets, for 2,161,390 shares outstanding		$407,395,398
Net Asset Value, offering price and redemption price per share ($407,395,398 ÷ 2,161,390 shares)		$188.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$7,612,375
Non-Cash dividends		2,502,369
Income from Fidelity Central Funds (including $546,993 from security lending)		593,280
Total income		10,708,024
Expenses
Custodian fees and expenses	$9,252
Independent directors' fees and expenses	1,746
Interest	274
Miscellaneous	7
Total expenses before reductions	11,279
Expense reductions	(538)
Total expenses after reductions		10,741
Net investment income (loss)		10,697,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,635,590
Redemptions in-kind with affiliated entities	29,760,814
Fidelity Central Funds	2,718
Foreign currency transactions	(75)
Total net realized gain (loss)		35,399,047
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(18,533,594)
Fidelity Central Funds	(6,134)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(18,539,736)
Net gain (loss)		16,859,311
Net increase (decrease) in net assets resulting from operations		$27,556,594

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,697,283	$9,725,365
Net realized gain (loss)	35,399,047	29,762,911
Change in net unrealized appreciation (depreciation)	(18,539,736)	(10,613,717)
Net increase (decrease) in net assets resulting from operations	27,556,594	28,874,559
Distributions to shareholders from net investment income	(12,286,003)	(9,203,456)
Distributions to shareholders from net realized gain	(31,019,369)	(3,625,582)
Total distributions	(43,305,372)	(12,829,038)
Affiliated share transactions
Proceeds from sales of shares	136,943,118	35,075,340
Reinvestment of distributions	43,305,372	12,828,118
Cost of shares redeemed	(136,671,112)	(68,479,567)
Net increase (decrease) in net assets resulting from share transactions	43,577,378	(20,576,109)
Total increase (decrease) in net assets	27,828,600	(4,530,588)
Net Assets
Beginning of period	379,566,798	384,097,386
End of period	$407,395,398	$379,566,798
Other Information
Undistributed net investment income end of period	$–	$474,822
Shares
Sold	777,149	181,306
Issued in reinvestment of distributions	239,963	66,434
Redeemed	(763,009)	(346,490)
Net increase (decrease)	254,103	(98,750)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Telecom Services Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$199.01	$191.47	$155.23	$163.86	$155.95
Income from Investment Operations
Net investment income (loss)A	5.12B	4.88	4.49	3.75	7.09C
Net realized and unrealized gain (loss)	7.10	9.03	36.05	(8.58)	7.91
Total from investment operations	12.22	13.91	40.54	(4.83)	15.00
Distributions from net investment income	(5.99)	(4.62)	(4.30)	(3.80)	(7.09)
Distributions from net realized gain	(16.75)	(1.76)	–	–	–
Total distributions	(22.74)	(6.37)D	(4.30)	(3.80)	(7.09)
Net asset value, end of period	$188.49	$199.01	$191.47	$155.23	$163.86
Total ReturnE	6.95%	7.41%	26.33%	(3.10)%	9.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H	.01%	.01%	- %H	.01%
Expenses net of fee waivers, if any	- %H	.01%	.01%	- %H	.01%
Expenses net of all reductions	- %H	.01%	.01%	- %H	.01%
Net investment income (loss)	2.84%B	2.48%	2.51%	2.24%	4.35%C
Supplemental Data
Net assets, end of period (000 omitted)	$407,395	$379,567	$384,097	$277,097	$286,592
Portfolio turnover rateI	75%J	75%J	68%	58%	97%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $1.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 D Total distributions of 6.37 per share is comprised of distributions from net investment income of $4.618 and distributions from net realized gain of $1.755 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Utilities Central Fund	12.46%	12.14%	11.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Utilities Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$29,275	Fidelity® Utilities Central Fund
$30,962	S&P 500® Index

Fidelity® Utilities Central Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 17.91% for the year ending September 30, 2018, as the U.S. equity bellwether overcame heightened volatility early on to end the period just shy of its record closing high. In late January, stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear related to global trade. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.71% in the final three months of the period. For the full 12 months, growth handily topped value, extending a trend that began in early 2017. By sector, information technology (+38%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its 36% gain driven mainly by retailers. Health care was the only other group to top the broader market, rising 18%. Energy (+14%) moved higher alongside oil prices but nonetheless trailed the index, as did communication services (+12%). At the back of the pack were materials (+4%) and two defensive sectors that struggled amid investors’ preference for risk: utilities (+3%) and consumer staples (+3%).

Comments from Portfolio Manager Douglas Simmons:  For the year, the fund returned 12.46%, significantly outpacing the 4.35% return of its sector benchmark, the MSCI IMI U.S. Utilities 25/50 Index, but lagging the 17.91% return of the broadly based S&P 500®. Utilities performed well for much of the period, driven by their perception as being more defensive, conservative investments. Security selection largely drove the fund's outperformance of the sector index, although market selections, especially overweighting independent power producers & energy traders, also helped. Choices among electric utilities, including the fund’s sizable position in NextEra Energy (+17%) added notable value. NextEra Energy is one of the biggest investors in wind and solar project in North America, deriving roughly 40% of its electric capacity from wind and solar power generation. Elsewhere, an overweighting in independent power producers NRG Energy (+47%) and AES (+33%) contributed. Conversely, stock picks among cable & satellite companies, a group outside the sector benchmark, detracted. Most notably, the fund's stake in cable provider Comcast (-13%) dragged on the fund’s relative result, as the company's aggressive bidding for Britain's cable provider Sky weighed on Comcast's stock price.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2018

% of fund's net assets
NextEra Energy, Inc.	8.2
PG&E Corp.	7.1
Exelon Corp.	6.6
Dominion Resources, Inc.	6.6
Public Service Enterprise Group, Inc.	6.3
FirstEnergy Corp.	5.9
Edison International	5.1
Evergy, Inc.	4.8
Sempra Energy	4.8
Southern Co.	4.5
59.9

Top Industries (% of fund's net assets)

As of September 30, 2018
Electric Utilities	62.6%
Multi-Utilities	24.1%
Independent Power and Renewable Electricity Producers	4.9%
Equity Real Estate Investment Trusts (Reits)	2.7%
Gas Utilities	2.7%
All Others*	3.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Utilities Central Fund

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Electric Utilities - 62.6%
Electric Utilities - 62.6%
American Electric Power Co., Inc.	310,300	$21,994,064
Duke Energy Corp.	162,292	12,986,606
Edison International	473,900	32,073,552
El Paso Electric Co.	92,900	5,313,880
Entergy Corp.	289,100	23,454,683
Evergy, Inc.	549,613	30,184,746
Eversource Energy	303,700	18,659,328
Exelon Corp.	946,945	41,343,619
FirstEnergy Corp.	998,640	37,119,449
NextEra Energy, Inc.	305,065	51,128,894
PG&E Corp.	960,839	44,208,202
Pinnacle West Capital Corp.	102,000	8,076,360
PPL Corp.	746,474	21,841,829
Southern Co.	642,500	28,013,000
Vistra Energy Corp. (a)	621,208	15,455,655
		391,853,867
Equity Real Estate Investment Trusts (REITs) - 2.7%
Specialized REITs - 2.7%
InfraReit, Inc.	788,502	16,676,817
Gas Utilities - 2.7%
Gas Utilities - 2.7%
Chesapeake Utilities Corp.	17,444	1,463,552
South Jersey Industries, Inc.	437,400	15,427,098
		16,890,650
Independent Power and Renewable Electricity Producers - 4.9%
Independent Power Producers & Energy Traders - 2.9%
NRG Energy, Inc.	231,943	8,674,668
NRG Yield, Inc. Class C	256,000	4,928,000
The AES Corp.	319,894	4,478,516
		18,081,184
Renewable Electricity - 2.0%
NextEra Energy Partners LP	254,736	12,354,696

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		30,435,880

Media - 1.7%
Cable & Satellite - 1.7%
Comcast Corp. Class A	309,700	10,966,477
Multi-Utilities - 24.1%
Multi-Utilities - 24.1%
Avangrid, Inc.	204,291	9,791,668
Dominion Resources, Inc.	584,100	41,050,548
NiSource, Inc.	402,400	10,027,808
Public Service Enterprise Group, Inc.	744,800	39,317,992
SCANA Corp.	522,323	20,313,141
Sempra Energy	263,323	29,952,991
		150,454,148
Oil, Gas & Consumable Fuels - 1.1%
Oil & Gas Storage & Transport - 1.1%
Cheniere Energy, Inc. (a)	103,532	7,194,439
TOTAL COMMON STOCKS
(Cost $534,149,849)		624,472,278

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $1,118,338)	1,118,115	1,118,338
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $535,268,187)		625,590,616
NET OTHER ASSETS (LIABILITIES) - 0.0%		(153,392)
NET ASSETS - 100%		$625,437,224

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$153,563
Fidelity Securities Lending Cash Central Fund	5,472
Total	$159,035

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $534,149,849)	$624,472,278
Fidelity Central Funds (cost $1,118,338)	1,118,338
Total Investment in Securities (cost $535,268,187)		$625,590,616
Receivable for investments sold		2,720,215
Receivable for fund shares sold		313,052
Dividends receivable		1,277,379
Distributions receivable from Fidelity Central Funds		12,241
Other receivables		689
Total assets		629,914,192
Liabilities
Payable for investments purchased	$3,861,979
Payable for fund shares redeemed	610,970
Other payables and accrued expenses	4,019
Total liabilities		4,476,968
Net Assets		$625,437,224
Net Assets consist of:
Paid in capital		$496,730,574
Undistributed net investment income		2,669,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		35,714,770
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		90,321,996
Net Assets, for 3,285,883 shares outstanding		$625,437,224
Net Asset Value, offering price and redemption price per share ($625,437,224 ÷ 3,285,883 shares)		$190.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$16,479,157
Income from Fidelity Central Funds (including $5,472 from security lending)		159,035
Total income		16,638,192
Expenses
Custodian fees and expenses	$8,520
Independent directors' fees and expenses	2,586
Miscellaneous	11
Total expenses before reductions	11,117
Expense reductions	(354)
Total expenses after reductions		10,763
Net investment income (loss)		16,627,429
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,313,430
Redemptions in-kind with affiliated entities	23,415,877
Fidelity Central Funds	(110)
Foreign currency transactions	3,944
Total net realized gain (loss)		71,733,141
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,661,711)
Fidelity Central Funds	(769)
Assets and liabilities in foreign currencies	(393)
Total change in net unrealized appreciation (depreciation)		(17,662,873)
Net gain (loss)		54,070,268
Net increase (decrease) in net assets resulting from operations		$70,697,697

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,627,429	$14,082,345
Net realized gain (loss)	71,733,141	23,807,933
Change in net unrealized appreciation (depreciation)	(17,662,873)	35,526,805
Net increase (decrease) in net assets resulting from operations	70,697,697	73,417,083
Distributions to shareholders from net investment income	(15,349,761)	(12,188,641)
Distributions to shareholders from net realized gain	(31,029,277)	–
Total distributions	(46,379,038)	(12,188,641)
Affiliated share transactions
Proceeds from sales of shares	207,343,028	46,589,917
Reinvestment of distributions	46,379,038	12,188,125
Cost of shares redeemed	(153,927,139)	(81,725,834)
Net increase (decrease) in net assets resulting from share transactions	99,794,927	(22,947,792)
Total increase (decrease) in net assets	124,113,586	38,280,650
Net Assets
Beginning of period	501,323,638	463,042,988
End of period	$625,437,224	$501,323,638
Other Information
Undistributed net investment income end of period	$2,669,884	$1,827,201
Shares
Sold	1,181,944	281,722
Issued in reinvestment of distributions	263,771	71,826
Redeemed	(866,220)	(489,262)
Net increase (decrease)	579,495	(135,714)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Utilities Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$185.24	$162.92	$144.05	$155.14	$130.43
Income from Investment Operations
Net investment income (loss)A	5.36	5.08	4.73	4.36	4.11
Net realized and unrealized gain (loss)	16.04	21.62	18.44	(11.35)	24.33
Total from investment operations	21.40	26.70	23.17	(6.99)	28.44
Distributions from net investment income	(5.04)	(4.38)	(4.30)	(4.10)	(3.73)
Distributions from net realized gain	(11.25)	–	–	–	–
Total distributions	(16.30)B	(4.38)	(4.30)	(4.10)	(3.73)
Net asset value, end of period	$190.34	$185.24	$162.92	$144.05	$155.14
Total ReturnC	12.46%	16.66%	16.23%	(4.66)%	21.98%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	2.95%	2.96%	3.03%	2.78%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$625,437	$501,324	$463,043	$406,258	$482,971
Portfolio turnover rateG	112%H	47%H	76%	110%	121%H

 A Calculated based on average shares outstanding during the period.

 B Total distributions of 16.30 per share is comprised of distributions from net investment income of 5.043 and distributions from net realized gain of 11.253 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Real Estate Equity Central Fund (Real Estate Equity), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. In June 2018, the Board of Directors approved a change in the name of Fidelity Telecom Services Central Fund to Fidelity Communication Services Central Fund effective December 1, 2018. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Information Technology that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 61,229,798	Market approach	Transaction price	$5.61 - $48.77 / $32.97	Increase
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018, as well as a roll forward of Level 3 investments, is included in each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, dividend income has been reduced $866,762 for Telecom Services, with a corresponding increase to net unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or total return of the Fund. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Non-Cash Dividends" or "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Energy is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for certain funds. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, partnerships, redemptions in kind, and certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Consumer Discretionary	$1,674,973,112	$796,606,968	$(44,510,574)	$752,096,394
Consumer Staples	1,274,708,713	145,922,653	(117,435,601)	28,487,052
Energy	1,052,571,555	225,049,638	(29,958,925)	195,090,713
Financials	3,105,249,986	621,283,345	(93,702,238)	527,581,107
Health Care	2,539,386,242	906,323,992	(64,038,636)	842,285,356
Industrials	1,838,845,332	452,565,627	(64,628,007)	387,937,620
Information Technology	4,681,068,900	1,361,671,791	(146,763,686)	1,214,908,105
Materials	530,885,058	56,799,797	(33,732,850)	23,066,947
Real Estate Equity	115,580,032	13,843,341	(2,828,288)	11,015,053
Telecom Services	369,692,459	77,277,429	(28,258,077)	49,019,352
Utilities	537,976,674	91,358,251	(3,744,309)	87,613,942

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Consumer Discretionary	$5,894,780	$57,357,119	$–	$752,052,489
Consumer Staples	4,542,963	96,427,353	–	28,494,040
Energy	27,897	–	(15,574,507)	192,659,603
Financials	13,892,579	139,075,993	–	527,582,525
Health Care	3,486,333	120,879,074	–	842,287,585
Industrials	3,059,442	79,112,248	–	387,939,114
Information Technology	3,538,117	729,732,022	–	1,214,878,077
Materials	1,692,230	35,878,276	–	23,064,751
Real Estate Equity	1,214,308	2,204,545	–	11,015,053
Telecom Services	–	562,875	–	49,019,295
Utilities	10,138,017	30,955,123	–	87,613,509

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Energy	(3,447,139)	(12,127,368)	(15,574,507)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to September 30, 2018. Loss deferrals were as follows:

Capital losses
Consumer Staples	(23,583,745)
Materials	(6,309,744)
Real Estate Equity	(1,132,863)

The tax character of distributions paid was as follows:

September 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Consumer Discretionary	$23,569,557	$88,405,008	$111,974,565
Consumer Staples	42,170,256	97,604,846	139,775,102
Energy	26,596,631	4,281,872	30,878,503
Financials	64,370,440	186,820,958	251,191,398
Health Care	29,803,987	68,885,706	98,689,693
Industrials	35,231,733	75,694,613	110,926,346
Information Technology	276,897,718	317,317,554	594,215,272
Materials	14,575,645	23,004,948	37,580,593
Real Estate Equity	3,701,515	4,397,770	8,099,285
Telecom Services	18,751,073	24,554,299	43,305,372
Utilities	19,858,147	26,520,891	46,379,038

September 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Consumer Discretionary	$16,424,895	$–	$16,424,895
Consumer Staples	36,430,010	11,092,420	47,522,430
Energy	20,000,843	–	20,000,843
Financials	43,499,996	3,360,772	46,860,768
Health Care	17,273,204	–	17,273,204
Industrials	21,372,265	5,046,225	26,418,490
Information Technology	41,132,901	4,939,340	46,072,241
Materials	7,046,584	–	7,046,584
Real Estate Equity	2,907,603	177,437	3,085,040
Telecom Services	10,242,583	2,586,455	12,829,038
Utilities	12,188,641	–	12,188,641

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	798,362,003	525,996,111
Consumer Staples	1,190,791,170	970,181,369
Energy	682,839,454	572,653,888
Financials	2,128,147,278	1,612,484,420
Health Care	2,432,145,755	2,047,505,755
Industrials	1,598,268,966	1,209,715,153
Information Technology	5,147,460,887	4,783,876,530
Materials	478,903,958	413,205,450
Real Estate Equity	57,358,628	57,611,166
Telecom Services	301,053,295	275,473,888
Utilities	679,189,305	611,933,235

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$8,284
Consumer Staples	33,777
Energy	15,818
Financials	33,019
Health Care	54,839
Industrials	33,190
Information Technology	116,875
Materials	14,819
Real Estate Equity	670
Telecom Services	12,911
Utilities	14,372

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$7,312,857	1.64%	$2,334
Consumer Staples	Borrower	7,641,000	2.14%	453
Information Technology	Borrower	7,857,071	1.85%	5,663
Telecom Services	Borrower	7,329,000	1.34%	274

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, Strategic Advisers Fidelity U.S. Total Stock Fund (the Investing Fund) completed redemption in-kind transactions with each Fund. The Funds delivered investments and cash, as presented in the accompanying table. The net realized gain, as presented in the accompanying table, on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Redeemed Number of Shares	Net Realized Gain
Consumer Discretionary Central Fund	$ 378,555,786	1,210,681	$ 155,553,360
Consumer Staples Central Fund	252,919,327	1,264,850	65,011,527
Energy Central Fund	236,019,145	1,770,852	75,772,210
Financials Central Fund	648,125,061	6,136,967	211,708,985
Health Care Central Fund	540,969,646	1,316,740	219,905,327
Industrials Central Fund	351,576,852	1,193,404	111,073,545
Information Technology Central Fund	990,210,766	2,179,737	407,599,634
Materials Central Fund	95,285,035	374,592	31,881,334
Telecom Services Central Fund	76,741,721	436,231	29,760,814
Utilities Central Fund	105,225,234	598,211	23,415,877

Exchanges In-Kind. During the period, VIP FundsManager 20%, VIP FundsManager 50%, VIP FundsManager 60%, VIP FundsManager 70%, and VIP FundsManager 85% (the Investing Funds) completed exchanges in-kind transactions with each Fund. The Funds received investments and cash, as presented in the accompanying table. The amount of the in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Redeemed Number of Shares
Consumer Discretionary Central Fund	$420,009,534	1,369,492
Consumer Staples Central Fund	278,330,010	1,338,189
Energy Central Fund	239,961,028	1,866,239
Financials Central Fund	575,771,740	5,505,563
Health Care Central Fund	541,001,090	1,323,939
Industrials Central Fund	278,038,031	959,678
Information Technology Central Fund	1,186,541,219	2,614,448
Materials Central Fund	126,544,324	506,522
Telecom Services Central Fund	67,398,250	388,507
Utilities Central Fund	117,288,521	673,607

Prior Fiscal Year Exchanges In-Kind. During the prior period, VIP Asset Manager: Growth Portfolio and VIP Asset Manager Portfolio (the Investing Funds) completed exchange in-kind transactions with each Fund. The Investing Funds delivered investments and cash in exchange for shares of each Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Exchanged Number of Shares
Consumer Discretionary	$56,561,990	227,138
Consumer Staples	39,235,872	183,071
Energy	34,322,119	270,083
Financials	98,879,378	1,088,740
Health Care	66,542,763	201,413
Industrials	50,997,163	199,332
Information Technology	109,126,057	339,365
Materials	15,146,995	70,151
Telecom Services	12,919,521	69,136
Utilities	14,935,496	96,739

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$2,530	$138,972
Consumer Staples	597	–
Energy	546	–
Financials	–	–
Health Care	68,896	980,331
Industrials	474	–
Information Technology	87,759	11,902,866
Materials	–	–
Real Estate Equity	–	–
Telecom Services	14,901	–
Utilities	–	–

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Custody Earnings Credits
Consumer Discretionary	$–
Consumer Staples	199
Energy	1,334
Financials	1,436
Health Care	6,042
Industrials	796
Information Technology	2,259
Materials	266
Real Estate Equity	–
Telecom Services	538
Utilities	354

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund (the "Funds"), each a fund of Fidelity Central Investment Portfolios LLC, including the schedules of investments, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2017

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Consumer Discretionary	.0019%
Actual		$1,000.00	$1,148.50	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Consumer Staples	.0030%
Actual		$1,000.00	$1,003.80	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Energy	.0034%
Actual		$1,000.00	$1,131.00	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Financials	.0020%
Actual		$1,000.00	$1,009.70	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Health Care	.0034%
Actual		$1,000.00	$1,205.50	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Industrials	.0022%
Actual		$1,000.00	$1,074.40	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Information Technology	.0061%
Actual		$1,000.00	$1,122.80	$.03
Hypothetical-C		$1,000.00	$1,025.04	$.03
Materials	.0049%
Actual		$1,000.00	$974.30	$.02
Hypothetical-C		$1,000.00	$1,025.04	$.02
Real Estate Equity	.0104%
Actual		$1,000.00	$1,109.30	$.05
Hypothetical-C		$1,000.00	$1,025.02	$.05
Telecom Services	.0030%
Actual		$1,000.00	$1,123.80	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Utilities	.0021%
Actual		$1,000.00	$1,096.10	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Consumer Discretionary Central Fund	83,487,511
Fidelity Consumer Staples Central Fund	116,847,986
Fidelity Financials Central Fund	147,440,762
Fidelity Health Care Central Fund	136,185,190
Fidelity Industrials Central Fund	98,613,793
Fidelity Information Technology Central Fund	926,048,122
Fidelity Materials Central Fund	45,354,993
Fidelity Real Estate Equity Central Fund	2,439,514
Fidelity Telecom Services Central Fund	2,233,523
Fidelity Utilities Central Fund	38,931,458

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Consumer Discretionary Central Fund
October 2017	14%
November 2017	14%
December 2017	61%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Consumer Staples Central Fund
October 2017	0%
November 2017	32%
December 2017	78%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Energy Central Fund
October 2017	18%
November 2017	18%
December 2017	39%
February 2018	89%
March 2018	89%
April 2018	89%
May 2018	89%
June 2018	89%
July 2018	89%
August 2018	89%
September 2018	89%
Fidelity Financials Central Fund
October 2017	0%
November 2017	0%
December 2017	58%
February 2018	85%
March 2018	85%
April 2018	85%
May 2018	85%
June 2018	85%
July 2018	85%
August 2018	85%
September 2018	85%
Fidelity Health Care Central Fund
October 2017	0%
November 2017	0%
December 2017	35%
February 2018	66%
March 2018	66%
April 2018	66%
May 2018	66%
June 2018	66%
July 2018	66%
August 2018	66%
September 2018	66%
Fidelity Industrials Central Fund
October 2017	17%
November 2017	0%
December 2017	43%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Information Technology Central Fund
October 2017	0%
November 2017	0%
December 2017	2%
February 2018	–
March 2018	62%
April 2018	62%
May 2018	62%
June 2018	62%
July 2018	62%
August 2018	62%
September 2018	62%
Fidelity Materials Central Fund
October 2017	0%
November 2017	0%
December 2017	22%
February 2018	82%
March 2018	82%
April 2018	82%
May 2018	82%
June 2018	82%
July 2018	82%
August 2018	82%
September 2018	82%
Fidelity Real Estate Equity Central Fund
October 2017	0%
November 2017	0%
December 2017	0%
February 2018	0%
March 2018	0%
April 2018	0%
May 2018	0%
June 2018	0%
July 2018	0%
August 2018	0%
September 2018	0%
Fidelity Telecom Services Central Fund
October 2017	0%
November 2017	55%
December 2017	90%
February 2018	76%
March 2018	76%
April 2018	76%
May 2018	76%
June 2018	76%
July 2018	76%
August 2018	76%
September 2018	–
Fidelity Utilities Central Fund
October 2017	34%
November 2017	34%
December 2017	59%
February 2018	–
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Consumer Discretionary Central Fund
October 2017	31%
November 2017	31%
December 2017	69%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Consumer Staples Central Fund
October 2017	0%
November 2017	36%
December 2017	87%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Energy Central Fund
October 2017	32%
November 2017	32%
December 2017	52%
February 2018	99%
March 2018	99%
April 2018	99%
May 2018	99%
June 2018	99%
July 2018	99%
August 2018	99%
September 2018	99%
Fidelity Financials Central Fund
October 2017	0%
November 2017	0%
December 2017	63%
February 2018	89%
March 2018	89%
April 2018	89%
May 2018	89%
June 2018	89%
July 2018	89%
August 2018	89%
September 2018	89%
Fidelity Health Care Central Fund
October 2017	5%
November 2017	5%
December 2017	39%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Industrials Central Fund
October 2017	26%
November 2017	0%
December 2017	48%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Information Technology Central Fund
October 2017	0%
November 2017	0%
December 2017	2%
February 2018	–
March 2018	73%
April 2018	73%
May 2018	73%
June 2018	73%
July 2018	73%
August 2018	73%
September 2018	73%
Fidelity Materials Central Fund
October 2017	5%
November 2017	5%
December 2017	32%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%
Fidelity Real Estate Equity Central Fund
November 2017	0%
December 2017	0%
February 2018	0%
March 2018	0%
April 2018	0%
May 2018	0%
June 2018	0%
July 2018	0%
August 2018	0%
September 2018	0%
Fidelity Telecom Services Central Fund
October 2017	0%
November 2017	56%
December 2017	90%
February 2018	100%
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	–
Fidelity Utilities Central Fund
October 2017	33%
November 2017	33%
December 2017	62%
February 2018	–
March 2018	100%
April 2018	100%
May 2018	100%
June 2018	100%
July 2018	100%
August 2018	100%
September 2018	100%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Consumer Discretionary Central Fund
Fidelity Consumer Staples Central Fund
Fidelity Energy Central Fund
Fidelity Financials Central Fund
Fidelity Health Care Central Fund
Fidelity Industrials Central Fund
Fidelity Information Technology Central Fund
Fidelity Materials Central Fund
Fidelity Real Estate Equity Central Fund
Fidelity Telecom Services Central Fund
Fidelity Utilities Central Fund

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contracts with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the funds for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the funds, and the Sector Portfolios Board.

The Board considered that the approval of the funds' Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the funds' Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that the funds' Advisory Contracts are fair and reasonable, and that the funds' Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the funds' Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the funds' management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved.

ESCIP-ANN-1118
1.831584.112

Fidelity® International Equity Central Fund Annual Report September 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Equity Central Fund	2.30%	4.91%	5.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Equity Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World ex USA Index performed over the same period.

Period Ending Values
$16,986	Fidelity® International Equity Central Fund
$16,845	MSCI World ex USA Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 1.94% for the 12 months ending September 30, 2018. Global economic growth became somewhat less synchronous due to escalating trade conflicts, as well as concerns about inflation, decelerating manufacturing activity, the strength of the U.S. dollar and signs of more-mature expansion in some key regions, particularly later in the period. For the full 12 months, Japan gained about 11%, outperforming the rest of the Asia-Pacific region (+4%). Crude-oil commodity-price strength provided support for Canada (+3%). Europe and emerging markets each turned in a modestly negative result, with the latter category hampered by currency headwinds that weighed heavily on Argentina and Turkey. From a sector perspective, 6 of 11 groups advanced. Energy (+19%) led the way amid higher crude prices, largely driven by declining global inventories as demand outpaced supply. Health care (+8%) and materials (+6%) also topped the broader market, as did information technology (+5%). Conversely, notable laggards included some defensive, yield-oriented segments of the market, such as real estate (-2%) and utilities (-1%), that were held back by rising interest rates. The newly reconstituted communication services sector returned -4%, while financials (-2%) and consumer discretionary (-1%) also lost ground.

Comments from Portfolio Manager Steven Kaye:  For the year, the fund gained 2.30%, trailing the 2.90% return of its benchmark, the MSCI World ex US Index.Versus the benchmark, security selection hurt, especially within communication services and consumer staples. Market allocations detracted to a lesser degree. Geographically, picks in the U.K. and Australia hurt notably, as did non-benchmark holdings in the U.S., including advertising and marketing firm MDC Partners. The stock fell the most in May, after the firm announced it was unlikely to hit its goal of increasing organic growth by 4% in 2018. Overweightings in French manufacturing firm Saint-Gobain and U.K.-based British American Tobacco also detracted. Conversely, choices in Europe ex U.K. added value. Among individual stocks, shares of Japan-based staffing firm Recruit contributed more than any other fund position, benefiting from strong revenue and its June acquisition of salaries and jobs website Glassdoor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On November 1, 2018, Faris Rahman, Allyson Ke and Jennifer Moon all became Co-Managers for the fund. Grace Anne-Wood is no longer a Co-Manager for the fund. Effective August 29, 2018: John McHale is no longer a Co-Manager for the fund. On July 31, 2018, Nathan Strik assumed co-management responsibilities for the fund, succeeding Ashley Fernandes. Effective June 30, 2018: Sumit Mehra is no longer a Co-Manager for the fund. On October 31, 2017, Masaki Nakamura and Guillermo de las Casas assumed co-management responsibilities, succeeding Andrew Sergeant.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of September 30, 2018
Japan	19.2%
United Kingdom	16.7%
France	10.1%
Germany	8.3%
Canada	6.2%
Switzerland	6.0%
United States of America*	5.3%
Netherlands	4.1%
Spain	2.5%
Other	21.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of September 30, 2018

% of fund's net assets
Stocks and Equity Futures	97.5
Short-Term Investments and Net Other Assets (Liabilities)	2.5

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5
British American Tobacco PLC (United Kingdom)	1.4
Deutsche Post AG (Germany, Air Freight & Logistics)	1.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3
Royal Bank of Canada (Canada, Banks)	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.2
Nestle SA (Reg. S) (Switzerlang, Food Products)	1.2
Linde AG (Germany, Chemicals)	1.2
Recruit Holdings Co. Ltd. (Japan, Professional Services)	1.2
13.5

Top Market Sectors as of September 30, 2018

% of fund's net assets
Financials	21.7
Industrials	14.2
Consumer Discretionary	11.9
Consumer Staples	10.1
Health Care	10.0
Materials	7.5
Energy	7.3
Information Technology	6.1
Utilities	3.1
Real Estate	2.9

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.0%
Abacus Property Group unit	2,470,075	$6,088,534
Aub Group Ltd.	629,399	6,060,081
Australia & New Zealand Banking Group Ltd.	502,222	10,230,218
Commonwealth Bank of Australia	501,036	25,862,836
HUB24 Ltd.	427,869	3,934,107

TOTAL AUSTRALIA		52,175,776

Austria - 0.8%
Erste Group Bank AG	511,391	21,244,394
Bailiwick of Jersey - 1.5%
Glencore Xstrata PLC	5,260,081	22,741,318
Randgold Resources Ltd.	73,100	5,170,263
Shire PLC	212,200	12,820,253

TOTAL BAILIWICK OF JERSEY		40,731,834

Belgium - 2.3%
Anheuser-Busch InBev SA NV	215,416	18,856,563
KBC Groep NV	261,185	19,438,251
Umicore SA	382,064	21,367,991

TOTAL BELGIUM		59,662,805

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	550,860	4,362,774
Brazil - 0.1%
Notre Dame Intermedica Participacoes SA	425,000	2,775,068
Canada - 6.2%
Barrick Gold Corp.	512,600	5,671,083
Canadian Natural Resources Ltd.	150,900	4,930,113
Cenovus Energy, Inc. (Canada)	1,190,800	11,957,323
Great-West Lifeco, Inc.	334,600	8,118,580
Hydro One Ltd. (a)	250,800	3,813,504
Imperial Oil Ltd.	183,300	5,931,901
Intact Financial Corp.	202,300	16,821,136
Kinder Morgan Canada Ltd. (a)	386,700	5,098,518
Lundin Mining Corp.	1,497,500	7,930,089
MDC Partners, Inc. Class A (b)	1,418,300	5,885,945
Royal Bank of Canada	410,800	32,930,153
Suncor Energy, Inc.	627,700	24,288,659
TELUS Corp.	139,420	5,138,998
The Toronto-Dominion Bank	438,200	26,628,203

TOTAL CANADA		165,144,205

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	23,700	3,904,812
Tencent Holdings Ltd.	88,000	3,593,113

TOTAL CAYMAN ISLANDS		7,497,925

China - 0.3%
PICC Property & Casualty Co. Ltd. (H Shares)	5,785,000	6,828,182
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	17,800	25,006,703
Jyske Bank A/S (Reg.)	115,100	5,574,991

TOTAL DENMARK		30,581,694

Finland - 0.7%
Stora Enso Oyj (R Shares)	937,900	17,940,431
France - 10.1%
Capgemini SA	61,700	7,765,428
Christian Dior SA	17,600	7,540,323
Compagnie de St. Gobain	675,400	29,110,405
Danone SA	237,411	18,450,444
ENGIE	504,080	7,412,344
Iliad SA	9	1,176
Ipsen SA	59,000	9,919,082
Kering SA	38,600	20,691,792
LVMH Moet Hennessy - Louis Vuitton SA	76,045	26,872,097
Remy Cointreau SA	61,909	8,064,874
Sanofi SA	252,255	22,538,285
Societe Generale Series A	465,519	19,989,575
Suez Environnement SA	267,591	3,802,803
Total SA	500,353	32,533,330
Total SA rights (b)(c)(d)	500,353	371,798
Veolia Environnement SA	215,500	4,301,046
VINCI SA	327,394	31,148,205
Vivendi SA	147,740	3,799,438
Wendel SA	89,946	13,388,157

TOTAL FRANCE		267,700,602

Germany - 7.8%
Akasol AG	11,164	618,674
BASF AG	215,147	19,090,679
Bayer AG	134,738	11,951,351
Deutsche Borse AG	109,450	14,634,199
Deutsche Post AG	1,005,631	35,754,540
Deutsche Telekom AG	1,007,030	16,211,809
E.ON AG	623,868	6,348,321
Fresenius SE & Co. KGaA	55,000	4,038,364
LEG Immobilien AG	72,459	8,602,141
Linde AG	135,000	31,928,294
Morphosys AG sponsored ADR	105,000	2,803,500
ProSiebenSat.1 Media AG	514,749	13,336,132
RWE AG	232,930	5,746,922
SAP SE	227,659	27,993,762
Scout24 AG (a)	152,590	7,114,931

TOTAL GERMANY		206,173,619

Hong Kong - 2.3%
AIA Group Ltd.	2,584,600	23,078,112
China Resources Beer Holdings Co. Ltd.	1,653,333	6,642,182
CLP Holdings Ltd.	588,460	6,889,365
Dah Sing Banking Group Ltd.	2,595,200	5,218,015
Dah Sing Financial Holdings Ltd.	899,600	5,763,020
Hysan Development Co. Ltd.	1,298,000	6,557,691
Sino Land Ltd.	4,190,000	7,182,842

TOTAL HONG KONG		61,331,227

Hungary - 0.4%
OTP Bank PLC	303,800	11,258,984
India - 0.5%
Axis Bank Ltd. (b)	1,457,397	12,325,868
Indonesia - 0.2%
PT Bank Danamon Indonesia Tbk Series A	6,479,800	3,130,863
PT Bank Rakyat Indonesia Tbk	15,355,500	3,245,970

TOTAL INDONESIA		6,376,833

Ireland - 2.4%
Greencore Group PLC	4,266,447	10,293,202
Irish Residential Properties REIT PLC	4,270,400	7,328,143
James Hardie Industries PLC CDI	1,296,987	19,650,567
Ryanair Holdings PLC sponsored ADR (b)	276,680	26,572,347

TOTAL IRELAND		63,844,259

Italy - 0.8%
Banca Generali SpA	426,184	11,024,610
Enel SpA	1,918,936	9,808,691

TOTAL ITALY		20,833,301

Japan - 19.2%
Advance Residence Investment Corp.	3,391	8,661,047
AEON Financial Service Co. Ltd.	281,900	5,837,975
Bandai Namco Holdings, Inc.	528,010	20,517,199
Chubu Electric Power Co., Inc.	284,910	4,309,257
Chugai Pharmaceutical Co. Ltd.	221,300	14,218,359
Daikin Industries Ltd.	160,700	21,389,754
DaikyoNishikawa Corp.	921,900	10,653,535
Hakuhodo DY Holdings, Inc.	665,100	11,666,470
Honda Motor Co. Ltd.	616,400	18,563,663
Hoya Corp.	352,300	20,929,634
Ichigo, Inc.	1,638,200	6,142,169
Iida Group Holdings Co. Ltd.	493,200	8,772,727
JSR Corp.	854,700	15,955,102
Keyence Corp.	20,550	11,933,542
Makita Corp.	563,200	28,204,612
Minebea Mitsumi, Inc.	557,700	10,111,442
Mitsubishi UFJ Financial Group, Inc.	3,176,300	19,733,376
Money Forward, Inc. (c)	70,100	3,115,693
Nidec Corp.	50,900	7,322,307
Nintendo Co. Ltd.	32,300	11,751,820
Nippon Paint Holdings Co. Ltd.	206,300	7,698,574
Nippon Telegraph & Telephone Corp.	271,150	12,237,093
ORIX Corp.	874,800	14,182,200
Panasonic Corp.	1,745,700	20,234,808
Recruit Holdings Co. Ltd.	956,500	31,922,619
Renesas Electronics Corp. (b)	952,400	5,951,452
SMC Corp.	54,700	17,504,770
SoftBank Corp.	68,740	6,867,097
Sony Corp.	507,900	30,874,063
Sony Financial Holdings, Inc.	273,600	6,029,699
Suzuki Motor Corp.	342,000	19,589,298
Takeda Pharmaceutical Co. Ltd. (c)	220,000	9,406,771
TDK Corp.	63,500	6,924,529
Terumo Corp.	215,000	12,734,994
Tokio Marine Holdings, Inc.	205,500	10,195,419
Tokyo Gas Co. Ltd.	187,024	4,596,590
Toyota Boshoku Corp.	497,100	9,279,608
VT Holdings Co. Ltd.	786,300	3,474,059
Welcia Holdings Co. Ltd.	166,400	9,431,579
Yahoo! Japan Corp.	2,573,300	9,263,155

TOTAL JAPAN		508,188,060

Korea (South) - 0.3%
Cafe24 Corp. (b)	29,000	3,909,596
S-Fuelcell Co. Ltd. (b)(d)	16,300	242,367
Samsung Electro-Mechanics Co. Ltd.	27,510	3,445,939

TOTAL KOREA (SOUTH)		7,597,902

Luxembourg - 0.2%
Tenaris SA	330,800	5,540,056
Netherlands - 4.1%
Adyen BV (a)	7,477	6,102,863
ASML Holding NV (Netherlands)	87,878	16,499,498
ASR Nederland NV	186,908	8,910,411
Ferrari NV (c)	18,300	2,505,453
Koninklijke Philips Electronics NV	400,585	18,259,259
NIBC Holding NV	956,036	9,209,716
NXP Semiconductors NV	97,200	8,310,600
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	424,825	23,630,818
(NY Reg.)	252,700	14,037,485

TOTAL NETHERLANDS		107,466,103

Norway - 0.7%
Aker Bp ASA	146,100	6,200,331
Equinor ASA	450,669	12,708,160

TOTAL NORWAY		18,908,491

Portugal - 0.2%
Galp Energia SGPS SA Class B	307,824	6,107,950
Singapore - 1.1%
Parkway Life REIT	4,917,900	9,713,127
United Overseas Bank Ltd.	628,813	12,456,206
UOL Group Ltd.	1,134,500	5,717,936

TOTAL SINGAPORE		27,887,269

South Africa - 0.7%
Naspers Ltd. Class N	90,800	19,594,372
Spain - 2.5%
Atresmedia Corporacion de Medios de Comunicacion SA (c)	1,137,100	7,063,230
CaixaBank SA	4,743,574	21,573,406
Cellnex Telecom Sau (a)	174,210	4,577,291
Endesa SA	205,440	4,438,971
Gas Natural SDG SA (c)	196,970	5,376,549
Grifols SA ADR	373,650	7,984,901
Iberdrola SA	498,583	3,668,940
Masmovil Ibercom SA (b)	82,344	9,503,187
Melia Hotels International SA	256,300	2,868,643

TOTAL SPAIN		67,055,118

Sweden - 2.4%
D. Carnegie & Co. AB (b)	431,800	8,269,276
Essity AB Class B	281,800	7,083,525
HEXPOL AB (B Shares)	598,530	6,599,899
Lundin Petroleum AB	181,673	6,954,245
Nordea Bank AB	1,436,724	15,658,245
Radisson Hospitality AB (b)	4,816,350	19,753,354

TOTAL SWEDEN		64,318,544

Switzerland - 6.0%
Credit Suisse Group AG	1,416,218	21,251,005
Lonza Group AG	45,000	15,360,709
Nestle SA (Reg. S)	386,038	32,132,501
Roche Holding AG (participation certificate)	207,010	50,058,213
Sonova Holding AG Class B	49,200	9,790,870
Zurich Insurance Group AG	93,106	29,428,858

TOTAL SWITZERLAND		158,022,156

United Kingdom - 16.7%
AstraZeneca PLC (United Kingdom)	437,000	34,061,567
BP PLC	5,173,200	39,651,254
British American Tobacco PLC:
(United Kingdom)	436,325	20,341,687
sponsored ADR	358,800	16,730,844
BT Group PLC	1	3
Bunzl PLC	888,814	27,954,127
Conviviality PLC (e)	451,097	6
Diageo PLC	685,684	24,292,475
Great Portland Estates PLC	513,906	4,481,800
HSBC Holdings PLC (United Kingdom)	1,150,100	10,035,068
Imperial Tobacco Group PLC	125,941	4,384,487
Informa PLC	22,430	222,831
International Personal Finance PLC	2,554,345	7,491,000
John David Group PLC	1,613,300	9,653,841
Liberty Global PLC Class A (b)	199,124	5,760,657
Melrose Industries PLC	6,189,009	16,125,442
Micro Focus International PLC	338,430	6,293,734
Moneysupermarket.com Group PLC	4,988,692	18,134,806
Prudential PLC	1,108,243	25,409,849
Reckitt Benckiser Group PLC	183,600	16,771,864
Rolls-Royce Holdings PLC	1,995,075	25,667,435
Royal Dutch Shell PLC:
Class A (United Kingdom)	482,642	16,549,053
Class B (United Kingdom)	334,314	11,703,187
Scottish & Southern Energy PLC	361,359	5,396,484
Senior Engineering Group PLC	4,060,400	16,522,640
Standard Chartered PLC (United Kingdom)	2,618,735	21,721,982
Standard Life PLC	2,413,057	9,621,101
The Weir Group PLC	999,971	22,978,276
Virgin Money Holdings Uk PLC	2,109,571	10,550,272
Vodafone Group PLC	2,366,122	5,069,707
William Hill PLC	2,275,100	7,475,686

TOTAL UNITED KINGDOM		441,053,165

United States of America - 2.6%
Chevron Corp.	46,700	5,710,476
Constellation Brands, Inc. Class A (sub. vtg.)	39,600	8,538,552
Edgewell Personal Care Co. (b)	75,700	3,499,611
Freeport-McMoRan, Inc.	678,300	9,441,936
International Flavors & Fragrances, Inc.	91,500	12,729,480
Molson Coors Brewing Co. Class B	34,700	2,134,050
Monster Beverage Corp. (b)	124,600	7,261,688
Philip Morris International, Inc.	91,900	7,493,526
Post Holdings, Inc. (b)	77,300	7,578,492
ResMed, Inc.	44,000	5,074,960

TOTAL UNITED STATES OF AMERICA		69,462,771

TOTAL COMMON STOCKS
(Cost $2,267,587,608)		2,559,991,738

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)
(Cost $7,523,675)	168,000	11,309,356
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.09% 11/29/18(f)
(Cost $438,503)	440,000	438,472
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.11% (g)	54,436,674	54,447,562
Fidelity Securities Lending Cash Central Fund 2.11% (g)(h)	14,940,311	14,941,805
TOTAL MONEY MARKET FUNDS
(Cost $69,389,186)		69,389,367
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,344,938,972)		2,641,128,933
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,932,271
NET ASSETS - 100%		$2,645,061,204

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	56	Dec. 2018	$5,531,400	$86,123	$86,123
TME S&P/TSX 60 Index Contracts (Canada)	4	Dec. 2018	588,581	3,282	3,282
TOTAL FUTURES CONTRACTS					$89,405

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $28,601,702.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,707,107 or 1.0% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $438,472.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$901,789
Fidelity Securities Lending Cash Central Fund	849,120
Total	$1,750,909

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$318,577,254	$193,587,697	$124,989,557	$--
Consumer Staples	267,650,455	113,174,097	154,476,352	6
Energy	196,236,354	90,259,474	105,976,880	--
Financials	566,024,293	433,397,815	132,626,478	--
Health Care	264,726,140	105,630,441	159,095,699	--
Industrials	373,537,991	205,218,582	168,319,409	--
Information Technology	162,009,273	95,877,346	66,131,927	--
Materials	203,915,706	179,654,764	24,260,942	--
Real Estate	78,744,706	78,744,706	--	--
Telecommunication Services	59,606,361	19,220,652	40,385,709	--
Utilities	80,272,561	58,719,065	21,553,496	--
Government Obligations	438,472	--	438,472	--
Money Market Funds	69,389,367	69,389,367	--	--
Total Investments in Securities:	$2,641,128,933	$1,642,874,006	$998,254,921	$6
Derivative Instruments:
Assets
Futures Contracts	$89,405	$89,405	$--	$--
Total Assets	$89,405	$89,405	$--	$--
Total Derivative Instruments:	$89,405	$89,405	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$229,343,952
Level 2 to Level 1	$12,916,510

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$89,405	$0
Total Equity Risk	89,405	0
Total Value of Derivatives	$89,405	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $13,923,814) — See accompanying schedule: Unaffiliated issuers (cost $2,275,549,786)	$2,571,739,566
Fidelity Central Funds (cost $69,389,186)	69,389,367
Total Investment in Securities (cost $2,344,938,972)		$2,641,128,933
Cash		96,519
Receivable for investments sold		19,811,658
Receivable for fund shares sold		1,875,037
Dividends receivable		15,204,034
Distributions receivable from Fidelity Central Funds		113,996
Other receivables		990,635
Total assets		2,679,220,812
Liabilities
Payable for investments purchased
Regular delivery	$17,341,915
Delayed delivery	620,428
Payable for fund shares redeemed	1,064,723
Payable for daily variation margin on futures contracts	56,683
Other payables and accrued expenses	137,702
Collateral on securities loaned	14,938,157
Total liabilities		34,159,608
Net Assets		$2,645,061,204
Net Assets consist of:
Paid in capital		$2,240,205,967
Undistributed net investment income		3,625,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		105,099,064
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,130,457
Net Assets, for 31,283,958 shares outstanding		$2,645,061,204
Net Asset Value, offering price and redemption price per share ($2,645,061,204 ÷ 31,283,958 shares)		$84.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$82,820,852
Interest		64,928
Income from Fidelity Central Funds		1,750,909
Income before foreign taxes withheld		84,636,689
Less foreign taxes withheld		(7,456,653)
Total income		77,180,036
Expenses
Custodian fees and expenses	$319,644
Independent directors' fees and expenses	13,750
Interest	1,573
Miscellaneous	60
Total expenses		335,027
Net investment income (loss)		76,845,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	158,290,286
Fidelity Central Funds	1,222
Foreign currency transactions	(885,921)
Futures contracts	5,078,591
Total net realized gain (loss)		162,484,178
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $79,373)	(159,469,095)
Fidelity Central Funds	(1,833)
Assets and liabilities in foreign currencies	(243,093)
Futures contracts	(705,746)
Total change in net unrealized appreciation (depreciation)		(160,419,767)
Net gain (loss)		2,064,411
Net increase (decrease) in net assets resulting from operations		$78,909,420

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,845,009	$70,433,901
Net realized gain (loss)	162,484,178	68,040,836
Change in net unrealized appreciation (depreciation)	(160,419,767)	347,369,441
Net increase (decrease) in net assets resulting from operations	78,909,420	485,844,178
Distributions to shareholders from net investment income	(77,089,559)	(64,190,380)
Distributions to shareholders from net realized gain	(90,648,501)	(961,276)
Total distributions	(167,738,060)	(65,151,656)
Affiliated share transactions
Proceeds from sales of shares	371,362,580	664,808,819
Reinvestment of distributions	167,738,059	65,151,250
Cost of shares redeemed	(899,594,488)	(194,564,633)
Net increase (decrease) in net assets resulting from share transactions	(360,493,849)	535,395,436
Total increase (decrease) in net assets	(449,322,489)	956,087,958
Net Assets
Beginning of period	3,094,383,693	2,138,295,735
End of period	$2,645,061,204	$3,094,383,693
Other Information
Undistributed net investment income end of period	$3,625,716	$6,197,364
Shares
Sold	4,209,064	8,530,285
Issued in reinvestment of distributions	1,939,830	809,722
Redeemed	(10,247,744)	(2,481,498)
Net increase (decrease)	(4,098,850)	6,858,509

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$87.45	$74.96	$71.96	$79.13	$78.06
Income from Investment Operations
Net investment income (loss)A	2.30	2.18	2.09	2.13	2.74B
Net realized and unrealized gain (loss)	(.27)C	12.27	2.87	(7.28)	.64
Total from investment operations	2.03	14.45	4.96	(5.15)	3.38
Distributions from net investment income	(2.34)	(1.92)	(1.96)	(2.02)	(2.31)
Distributions from net realized gain	(2.60)	(.03)	–	–	–
Total distributions	(4.93)D	(1.96)E	(1.96)	(2.02)	(2.31)
Net asset value, end of period	$84.55	$87.45	$74.96	$71.96	$79.13
Total ReturnF	2.30%	19.54%	6.95%	(6.78)%	4.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.63%	2.74%	2.87%	2.67%	3.34%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,645,061	$3,094,384	$2,138,296	$2,104,932	$2,841,400
Portfolio turnover rateI	53%	61%	59%	81%	67%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $4.93 per share is comprised of distributions from net investment income of $2.338 and distributions from net realized gain of $2.595 per share.

 E Total distributions of $1.96 per share is comprised of distributions from net investment income of $1.921 and distributions from net realized gain of $.034 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnership and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$429,580,431
Gross unrealized depreciation	(140,650,270)
Net unrealized appreciation (depreciation)	$288,930,161
Tax Cost	$2,352,198,772

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,248,319
Undistributed long-term capital gain	$101,823,301
Net unrealized appreciation (depreciation) on securities and other investments	$288,798,928

The tax character of distributions paid was as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$135,740,362	$ 65,151,656
Long-term Capital Gains	31,997,698	–
Total	$167,738,060	$ 65,151,656

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,498,548,521 and $1,901,786,438, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,915 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$34,950,000	1.62%	$1,573

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $849,120. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and Shareholders of Fidelity International Equity Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity International Equity Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investments Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Michael E. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Actual	.0113%	$1,000.00	$997.70	$.06
Hypothetical-C		$1,000.00	$1,025.01	$.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $ 115,258,613, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for fund qualify for the dividends–received deduction for corporate shareholders:

December 2017	1%
February 2018	1%
March 2018	1%
April 2018	1%
May 2018	1%
June 2018	1%
July 2018	1%
August 2018	1%
September 2018	1%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

December 2017	11%
February 2018	84%
March 2018	84%
April 2018	84%
May 2018	84%
June 2018	84%
July 2018	84%
August 2018	84%
September 2018	84%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $2.0767 and $0.1286 for the dividend paid December 21, 2017.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity International Equity Central Fund

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

INTCEN-ANN-1118
1.859208.110

Fidelity® Emerging Markets Equity Central Fund Annual Report September 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Emerging Markets Equity Central Fund	(4.20)%	5.14%	11.09%

 A From December 9, 2008

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Equity Central Fund on December 9, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$28,069	Fidelity® Emerging Markets Equity Central Fund
$24,843	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 1.94% for the 12 months ending September 30, 2018. Global economic growth became somewhat less synchronous due to escalating trade conflicts, as well as concerns about inflation, decelerating manufacturing activity, the strength of the U.S. dollar and signs of more-mature expansion in some key regions, particularly later in the period. For the full 12 months, Japan gained about 11%, outperforming the rest of the Asia-Pacific region (+4%). Crude-oil commodity-price strength provided support for Canada (+3%). Europe and emerging markets each turned in a modestly negative result, with the latter category hampered by currency headwinds that weighed heavily on Argentina and Turkey. From a sector perspective, 6 of 11 groups advanced. Energy (+19%) led the way amid higher crude prices, largely driven by declining global inventories as demand outpaced supply. Health care (+8%) and materials (+6%) also topped the broader market, as did information technology (+5%). Conversely, notable laggards included some defensive, yield-oriented segments of the market, such as real estate (-2%) and utilities (-1%), that were held back by rising interest rates. The newly reconstituted communication services sector returned -4%, while financials (-2%) and consumer discretionary (-1%) also lost ground.

Comments from Co-Portfolio Manager Sam Polyak:  For the year, the fund returned -4.20%, trailing the -0.78% result of the benchmark MSCI Emerging Markets Index. Stock selection hurt the fund’s relative performance, particularly within communication services and financials. Market selection detracted to a lesser extent. An overweighting in China Literature, a new position this period, detracted more than any other individual holding. Shares of the online reading and writing platform fell in August after the firm reported a decline in monthly paying users from a year ago. Other detractors included China’s e-commerce firm JD.com and Taiwan-based Largan Precision, a major supplier of smartphone camera lenses. Conversely, an average overweighting in Taiwan’s GlobalWafers contributed versus the benchmark, driven partly by a key acquisition. We sold the fund’s stake in Global Wafers by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On December 1, 2017, Fidelity added a dedicated frontier-markets subportfolio to the fund, representing 5% of assets, and adopted a supplemental benchmark that incorporates the broader exposure. There are no changes to the fund’s primary benchmark or investment policies. Adam Kutas became Co-Manager of the fund and assumed responsibility for the new subportfolio. On June 30, 2018, Jane Wu joined the team as a Co-Manager, while Tim Gannon stepped down from the fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of September 30, 2018
Cayman Islands	16.8%
Korea (South)	12.8%
China	9.4%
India	8.2%
Brazil	6.7%
Taiwan	5.7%
South Africa	5.0%
Russia	5.0%
United States of America*	4.5%
Other	25.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of September 30, 2018

% of fund's net assets
Stocks and Equity Futures	96.8
Short-Term Investments and Net Other Assets (Liabilities)	3.2

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.4
Sberbank of Russia sponsored ADR (Russia, Banks)	2.2
Naspers Ltd. Class N (South Africa, Media)	2.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.6
Samsung Electronics Co. Ltd. ((Korea (South), Technology Hardware, Storage Peripherals)	1.4
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.2
24.8

Top Market Sectors as of September 30, 2018

% of fund's net assets
Financials	24.1
Information Technology	21.3
Consumer Discretionary	12.6
Materials	8.1
Energy	7.7
Consumer Staples	6.2
Industrials	4.5
Telecommunication Services	3.3
Real Estate	3.3
Health Care	2.9

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
Argentina - 0.7%
Banco Macro SA sponsored ADR	11,866	$490,896
BBVA Banco Frances SA sponsored ADR	40,814	476,299
Bolsas y Mercados Argentinos SA	18,290	159,024
Central Puerto SA sponsored ADR	47,500	489,250
Grupo Financiero Galicia SA sponsored ADR	44,456	1,130,516
Inversiones y Representaciones SA ADR	10,300	174,585
Loma Negra Compania Industrial Argentina SA ADR (a)	28,248	249,712
Pampa Holding SA sponsored ADR (a)	18,017	559,428
Telecom Argentina SA Class B sponsored ADR	37,244	648,790

TOTAL ARGENTINA		4,378,500

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	704,641	280,142
Bangladesh - 0.2%
BRAC Bank Ltd.	342,298	286,183
Olympic Industries Ltd.	62,416	152,017
Square Pharmaceuticals Ltd.	134,529	433,076
The City Bank Ltd.	378,012	143,614

TOTAL BANGLADESH		1,014,890

Bermuda - 1.1%
AGTech Holdings Ltd. (a)	2,476,000	189,772
Central European Media Enterprises Ltd. Class A (a)	56,271	211,016
Credicorp Ltd. (United States)	18,172	4,053,810
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	99,828
Pacific Basin Shipping Ltd.	3,599,000	855,115
Shangri-La Asia Ltd.	1,174,000	1,745,625

TOTAL BERMUDA		7,155,166

Brazil - 3.1%
Azul SA sponsored ADR (a)	91,500	1,627,785
B2W Companhia Global do Varejo (a)	398,826	2,735,507
Banco do Brasil SA	255,600	1,863,892
BR Malls Participacoes SA	136,900	326,102
BTG Pactual Participations Ltd. unit	176,100	928,781
Companhia de Saneamento de Minas Gerais	122,130	1,177,587
Direcional Engenharia SA	534,600	904,116
Localiza Rent A Car SA	305,120	1,718,805
Natura Cosmeticos SA	306,800	2,155,968
Petrobras Distribuidora SA	286,900	1,385,287
Vale SA sponsored ADR	407,515	6,047,523

TOTAL BRAZIL		20,871,353

British Virgin Islands - 0.3%
Despegar.com Corp.	8,600	145,082
Mail.Ru Group Ltd. GDR (Reg. S) (a)	70,200	1,896,804

TOTAL BRITISH VIRGIN ISLANDS		2,041,886

Canada - 0.4%
First Quantum Minerals Ltd.	15,333	174,620
Pan American Silver Corp.	157,200	2,320,272

TOTAL CANADA		2,494,892

Cayman Islands - 16.8%
58.com, Inc. ADR (a)	10,982	808,275
Alibaba Group Holding Ltd. sponsored ADR (a)	165,722	27,304,357
Ant International Co. Ltd. Class C (b)(c)	296,486	1,663,286
BeiGene Ltd.	54,100	723,559
BizLink Holding, Inc.	53,658	255,330
Chailease Holding Co. Ltd.	482,240	1,693,347
China Biologic Products Holdings, Inc. (a)	11,170	893,600
China Literature Ltd. (a)(d)	1,173,960	7,378,162
China Resources Land Ltd.	485,460	1,699,158
E-House China Enterprise Holdings Ltd. (a)	97,800	180,650
ENN Energy Holdings Ltd.	152,890	1,328,060
Haitian International Holdings Ltd.	614,000	1,366,301
JD.com, Inc. sponsored ADR (a)	361,599	9,434,118
Kingsoft Corp. Ltd.	2,804,000	5,344,125
LexinFintech Holdings Ltd. ADR	36,200	359,466
Meituan Dianping:
Class B	27,500	241,510
Class B	331,980	2,623,958
NetEase, Inc. ADR	25,900	5,911,675
PPDAI Group, Inc. ADR (a)(e)	69,500	373,910
Shenzhou International Group Holdings Ltd.	196,667	2,522,290
Shimao Property Holdings Ltd.	272,160	678,631
SITC International Holdings Co. Ltd.	215,000	173,574
TAL Education Group ADR (a)	31,600	812,436
Tencent Holdings Ltd.	800,600	32,689,158
Uni-President China Holdings Ltd.	2,977,400	3,175,802
Wise Talent Information Technology Co. Ltd. (a)	274,941	813,056
Wuxi Biologics (Cayman), Inc. (a)	32,500	328,597
Zai Lab Ltd. ADR (e)	30,700	598,036

TOTAL CAYMAN ISLANDS		111,374,427

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR (e)	34,300	956,970
Sociedad Matriz SAAM SA	2,680,767	244,793
Vina Concha y Toro SA	1,431,604	2,872,631

TOTAL CHILE		4,074,394

China - 9.4%
Anhui Conch Cement Co. Ltd. (H Shares)	176,000	1,062,293
BBMG Corp. (H Shares) (e)	4,651,500	1,592,420
China International Travel Service Corp. Ltd. (A Shares)	402,466	3,985,491
China Life Insurance Co. Ltd. (H Shares)	1,639,500	3,725,984
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,444,050	2,894,844
China Oilfield Services Ltd. (H Shares)	2,080,000	2,255,801
China Pacific Insurance (Group) Co. Ltd. (H Shares)	638,300	2,462,417
China Petroleum & Chemical Corp. (H Shares)	5,354,000	5,379,429
China Telecom Corp. Ltd. (H Shares)	3,760,330	1,868,553
China Tower Corp. Ltd. Class H	3,592,000	523,083
Hangzhou Tigermed Consulting Co. Ltd. Class A	173,200	1,354,565
Industrial & Commercial Bank of China Ltd. (H Shares)	21,637,000	15,797,038
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	197,370	1,824,613
PICC Property & Casualty Co. Ltd. (H Shares)	1,778,500	2,099,209
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	721,000	7,322,041
Qingdao Haier Co. Ltd.	664,902	1,599,130
Shanghai International Airport Co. Ltd. (A Shares)	208,236	1,781,671
Shenzhen Inovance Technology Co. Ltd. Class A	129,900	523,848
Sinopec Engineering Group Co. Ltd. (H Shares)	1,038,500	1,185,970
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	214,500	566,475
Tsingtao Brewery Co. Ltd. (H Shares)	400,000	1,880,345
Zhengzhou Yutong Bus Co. Ltd.	416,490	889,510

TOTAL CHINA		62,574,730

Colombia - 0.6%
Bancolombia SA	3,020	32,516
Bancolombia SA sponsored ADR	37,576	1,567,671
Ecopetrol SA	985,874	1,340,986
Grupo de Inversiones Suramerica SA	39,998	469,262
Inversiones Argos SA	89,937	494,793

TOTAL COLOMBIA		3,905,228

Egypt - 0.0%
Six of October Development & Investment Co. (a)	184,400	224,326
Greece - 0.6%
Fourlis Holdings SA	27,967	167,876
Titan Cement Co. SA (Reg.)	146,900	3,641,419

TOTAL GREECE		3,809,295

Hong Kong - 3.5%
AIA Group Ltd.	107,200	957,198
China Everbright International Ltd.	1,012,000	873,890
China Overseas Land and Investment Ltd.	1,405,420	4,398,474
China Resources Beer Holdings Co. Ltd.	816,666	3,280,914
China Resources Power Holdings Co. Ltd.	454,823	804,097
China Unicom Ltd.	1,102,120	1,287,557
China Unicom Ltd. sponsored ADR	208,900	2,442,041
CNOOC Ltd.	2,989,000	5,918,600
CSPC Pharmaceutical Group Ltd.	251,170	533,247
Far East Horizon Ltd.	2,688,074	2,558,157

TOTAL HONG KONG		23,054,175

Hungary - 0.0%
OTP Bank PLC	4,567	169,255
India - 8.2%
Adani Ports & Special Economic Zone Ltd. (a)	409,596	1,857,897
Axis Bank Ltd. (a)	386,643	3,270,015
Axis Bank Ltd. GDR (Reg. S) (a)	5,540	234,619
Bharat Petroleum Corp. Ltd.	358,855	1,851,684
Bharti Airtel Ltd.	128,216	598,642
Bharti Infratel Ltd. (a)	117,084	424,593
Federal Bank Ltd.	1,325,867	1,292,771
Future Retail Ltd.	75,200	483,443
GAIL India Ltd.	185,000	966,970
ICICI Bank Ltd.	372,638	1,572,477
ICICI Bank Ltd. sponsored ADR	705,080	5,986,129
IndoStar Capital Finance Ltd. (a)	67,413	296,623
Indraprastha Gas Ltd.	431,520	1,445,839
ITC Ltd.	904,087	3,712,480
JK Cement Ltd. (a)	107,398	1,136,040
Larsen & Toubro Ltd.	143,178	2,511,884
LIC Housing Finance Ltd.	606,841	3,493,248
Mahindra & Mahindra Ltd.	15,892	188,694
Manappuram General Finance & Leasing Ltd.	1,151,779	1,150,032
NTPC Ltd.	111,200	255,878
Oberoi Realty Ltd.	158,963	889,193
Petronet LNG Ltd.	382,368	1,185,177
Phoenix Mills Ltd. (a)	160,643	1,215,734
Power Grid Corp. of India Ltd.	548,536	1,425,240
Reliance Industries Ltd.	599,083	10,393,276
SREI Infrastructure Finance Ltd.	434,995	194,071
State Bank of India (a)	629,300	2,304,222
Sun Pharmaceutical Industries Ltd.	294,159	2,528,404
Tejas Networks Ltd. (a)(d)	44,091	157,794
Torrent Pharmaceuticals Ltd.	74,632	1,700,963

TOTAL INDIA		54,724,032

Indonesia - 2.1%
PT Astra International Tbk	5,390,700	2,658,903
PT Bank Mandiri (Persero) Tbk	5,037,400	2,269,921
PT Bank Rakyat Indonesia Tbk	20,623,400	4,359,542
PT Media Nusantara Citra Tbk	20,105,700	1,086,138
PT Semen Gresik (Persero) Tbk	2,626,900	1,749,621
PT Telekomunikasi Indonesia Tbk:
Series B	5,220,400	1,277,824
sponsored ADR	13,840	338,803

TOTAL INDONESIA		13,740,752

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	1,122,327	1,290,673
Italy - 0.7%
Prada SpA	981,500	4,701,661
Japan - 0.5%
GMO Internet, Inc.	29,800	519,835
LINE Corp. (a)	24,500	1,032,187
Panasonic Corp.	76,100	882,093
SoftBank Corp.	6,840	683,313

TOTAL JAPAN		3,117,428

Kenya - 0.2%
KCB Group Ltd.	657,133	260,896
Safaricom Ltd.	3,873,433	941,927

TOTAL KENYA		1,202,823

Korea (South) - 11.3%
AMOREPACIFIC Group, Inc.	34,509	2,901,458
BS Financial Group, Inc.	704,550	5,460,250
Cafe24 Corp. (a)	3,300	444,885
Celltrion, Inc. (a)	6,500	1,739,691
Coway Co. Ltd.	20,653	1,615,493
Daou Technology, Inc.	103,920	2,097,729
Hanon Systems	137,512	1,567,593
Hyundai Fire & Marine Insurance Co. Ltd.	52,328	1,978,192
Hyundai Mobis	33,453	6,873,409
Iljin Materials Co. Ltd.	22,452	1,082,458
InterPark INT Corp.	11,180	63,674
KB Financial Group, Inc.	144,836	7,051,359
KEPCO Plant Service & Engineering Co. Ltd.	22,042	675,355
Korea Electric Power Corp.	20,144	532,973
LG Chemical Ltd.	13,167	4,336,871
LG Corp.	36,165	2,366,069
LG Innotek Co. Ltd.	9,690	1,139,558
NAVER Corp.	2,400	1,548,555
NCSOFT Corp.	5,706	2,275,345
POSCO	13,401	3,556,516
S-Oil Corp.	5,600	691,370
Samsung Biologics Co. Ltd. (a)(d)	4,800	2,309,855
Samsung Electro-Mechanics Co. Ltd.	6,207	777,497
Samsung Electronics Co. Ltd.	133,102	5,571,505
Samsung Life Insurance Co. Ltd.	20,616	1,807,671
Samsung SDI Co. Ltd.	22,552	5,253,489
Shinhan Financial Group Co. Ltd.	157,070	6,344,506
SK Hynix, Inc.	20,205	1,331,001
SK Telecom Co. Ltd.	2,750	696,951
SK Telecom Co. Ltd. sponsored ADR	25,800	719,304

TOTAL KOREA (SOUTH)		74,810,582

Kuwait - 0.2%
National Bank of Kuwait	534,000	1,456,524
Luxembourg - 0.8%
Corp. America Airports SA (a)	27,480	234,679
Samsonite International SA	1,286,700	4,766,560
Tenaris SA sponsored ADR	8,853	296,753

TOTAL LUXEMBOURG		5,297,992

Malaysia - 0.0%
British American Tobacco (Malaysia) Bhd	24,000	183,951
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	21,200	581,940
Mexico - 2.8%
America Movil S.A.B. de CV Series L sponsored ADR	117,900	1,893,474
Fibra Uno Administracion SA de CV	1,330,500	1,749,685
Gruma S.A.B. de CV Series B	243,700	3,115,464
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	150,696	1,647,397
Grupo Financiero Banorte S.A.B. de CV Series O	559,632	4,046,073
Macquarie Mexican (REIT) (d)	1,855,226	2,218,658
Wal-Mart de Mexico SA de CV Series V	1,246,900	3,799,867

TOTAL MEXICO		18,470,618

Morocco - 0.1%
Attijariwafa Bank	12,751	609,111
Netherlands - 1.3%
VEON Ltd. sponsored ADR	459,900	1,333,710
Yandex NV Series A (a)	219,250	7,211,133

TOTAL NETHERLANDS		8,544,843

Nigeria - 0.7%
Dangote Cement PLC	760,210	427,406
Guaranty Trust Bank PLC	10,628,620	1,065,413
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	984,764
Nigerian Breweries PLC	1,218,031	305,656
Transnational Corp. of Nigeria PLC	47,479,063	165,371
Zenith Bank PLC	32,901,109	1,940,004

TOTAL NIGERIA		4,888,614

Pakistan - 0.2%
Faysal Bank Ltd.	320,000	69,190
Habib Bank Ltd.	711,000	866,678
Indus Motor Co. Ltd.	10,577	119,130
Maple Leaf Cement Factory Ltd.	377,817	143,302
United Bank Ltd.	296,400	367,576

TOTAL PAKISTAN		1,565,876

Panama - 0.3%
Copa Holdings SA Class A	21,300	1,700,592
Peru - 0.8%
Alicorp SA Class C	71,059	226,892
Compania de Minas Buenaventura SA sponsored ADR	350,336	4,698,006
Ferreycorp SAA	249,823	177,684

TOTAL PERU		5,102,582

Philippines - 1.2%
Ayala Corp.	51,275	881,579
BDO Unibank, Inc.	338,833	752,055
International Container Terminal Services, Inc.	200,317	349,233
Jollibee Food Corp.	82,763	394,073
Metro Pacific Investments Corp.	10,811,300	951,434
Metropolitan Bank & Trust Co.	1,854,292	2,301,761
PUREGOLD Price Club, Inc.	261,887	218,340
Robinsons Land Corp.	3,054,570	1,148,824
SM Investments Corp.	49,325	826,120
Universal Robina Corp.	125,543	336,099

TOTAL PHILIPPINES		8,159,518

Poland - 0.1%
Globe Trade Centre SA	84,448	188,970
Inter Cars SA	2,290	158,389

TOTAL POLAND		347,359

Qatar - 0.0%
Qatar Islamic Bank (a)	5,100	196,100
Romania - 0.2%
Banca Transilvania SA	1,113,668	644,566
BRD-Groupe Societe Generale	189,226	639,180

TOTAL ROMANIA		1,283,746

Russia - 5.0%
Lukoil PJSC sponsored ADR	87,000	6,672,900
MMC Norilsk Nickel PJSC sponsored ADR	171,900	2,973,870
Mobile TeleSystems OJSC	165,250	687,323
Mobile TeleSystems OJSC sponsored ADR	81,600	696,048
NOVATEK OAO GDR (Reg. S)	23,175	4,264,200
Sberbank of Russia	2,045,450	6,322,680
Sberbank of Russia sponsored ADR	638,792	8,099,883
Tatneft PAO	176,100	2,245,629
Unipro PJSC	28,343,800	1,167,304

TOTAL RUSSIA		33,129,837

Saudi Arabia - 0.2%
Abdullah Al Othaim Markets Co.	16,500	303,584
Al Rajhi Bank	15,800	363,170
Aldrees Petroleum and Transport Services Co.	33,300	247,739
Mouwasat Medical Services Co.	4,800	107,770
SABIC	1,000	32,958
Saudi Co. for Hardware CJSC	10,100	207,645
United International Transportation Co.	41,800	307,632

TOTAL SAUDI ARABIA		1,570,498

Singapore - 0.3%
Ascendas Real Estate Investment Trust	362,200	699,468
First Resources Ltd.	1,228,500	1,509,733

TOTAL SINGAPORE		2,209,201

South Africa - 5.0%
African Rainbow Minerals Ltd.	24,900	226,422
Anglo American Platinum Ltd.	8,500	277,698
Barclays Africa Group Ltd.	440,441	4,730,429
Bidvest Group Ltd.	127,862	1,672,728
City Lodge Hotels Ltd.	3,600	35,564
DRDGOLD Ltd.	511,545	121,570
FirstRand Ltd.	673,600	3,232,899
Imperial Holdings Ltd.	206,067	2,550,109
Mr Price Group Ltd.	83,700	1,351,038
MTN Group Ltd.	138,800	859,620
Nampak Ltd. (a)	259,310	281,292
Naspers Ltd. Class N	64,200	13,854,170
Pretoria Portland Cement Co. Ltd. (a)	418,734	190,990
Sanlam Ltd.	53,100	297,056
Sasol Ltd.	91,100	3,519,744
Shoprite Holdings Ltd.	13,816	187,242
Steinhoff Africa Retail Ltd. (a)(d)	130,000	146,352

TOTAL SOUTH AFRICA		33,534,923

Spain - 0.1%
Cemex Latam Holdings SA (a)	87,579	159,622
Prosegur Cash SA (d)	100,200	219,645

TOTAL SPAIN		379,267

Sri Lanka - 0.0%
Chevron Lubricants Lanka Ltd.	2,815	1,084
Taiwan - 5.7%
Chroma ATE, Inc.	164,000	788,462
Hon Hai Precision Industry Co. Ltd. (Foxconn)	232,000	602,993
King's Town Bank	1,089,000	1,097,148
LandMark Optoelectronics Corp.	103,000	965,033
Largan Precision Co. Ltd.	17,000	2,027,927
MediaTek, Inc.	42,000	339,755
Nanya Technology Corp.	373,000	711,187
PChome Online, Inc.	67,009	304,566
Taiwan Semiconductor Manufacturing Co. Ltd.	2,512,869	21,486,585
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	51,780	2,286,605
Unified-President Enterprises Corp.	2,230,000	5,832,600
United Microelectronics Corp.	2,542,000	1,343,880

TOTAL TAIWAN		37,786,741

Thailand - 1.4%
AEON Thana Sinsap Thailand PCL	6,000	38,776
PTT Global Chemical PCL (For. Reg.)	1,239,400	3,113,830
PTT PCL (For. Reg.)	147,500	247,430
Siam Cement PCL (For. Reg.)	313,900	4,328,986
Thai Beverage PCL	291,033	144,766
Total Access Communication PCL (For. Reg.)	884,500	1,285,451

TOTAL THAILAND		9,159,239

Turkey - 0.6%
Aselsan A/S	233,000	1,064,794
Tupras Turkiye Petrol Rafinerileri A/S	116,358	2,587,404
Turkcell Iletisim Hizmet A/S	142,493	272,468
Turkcell Iletisim Hizmet A/S sponsored ADR	68,300	329,206

TOTAL TURKEY		4,253,872

United Arab Emirates - 1.2%
DP World Ltd.	94,502	1,804,988
Dubai Financial Market PJSC	846,594	210,899
Dubai Parks and Resorts PJSC (a)	1,104,210	105,220
Emaar Properties PJSC	2,228,333	3,003,062
National Bank of Abu Dhabi PJSC	679,654	2,646,080

TOTAL UNITED ARAB EMIRATES		7,770,249

United Kingdom - 0.9%
Antofagasta PLC	18,333	204,304
ASA International (a)	17,400	108,769
Bank of Georgia Group PLC	4,433	98,884
Contemporary Amperex Technology Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 6/24/19 (a)(d)	87,400	928,860
Fresnillo PLC	140,700	1,506,352
NMC Health PLC	45,247	2,001,609
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 3/26/19 (a)	297,600	785,934
Tullow Oil PLC (a)	87,533	300,400
Vivo Energy PLC	20,000	33,649

TOTAL UNITED KINGDOM		5,968,761

United States of America - 0.6%
Arco Platform Ltd. Class A	5,200	118,560
First Cash Financial Services, Inc.	792	64,944
MercadoLibre, Inc.	10,200	3,472,794
Uxin Ltd. ADR (a)	98,600	669,494

TOTAL UNITED STATES OF AMERICA		4,325,792

Vietnam - 0.7%
Bank For Foreign Trade JSC	130,380	352,114
Binh Minh Plastic JSC	51,620	140,515
Ho Chi Minh City Securities Co.	80,750	238,849
Petrolimex	91,000	276,969
PetroVietnam Drilling & Well Services JSC (a)	430,370	381,895
PetroVietnam Technical Services Corp.	329,900	328,097
Saigon Securities, Inc.	124,590	178,920
Vietjet Aviation JSC	51,216	332,621
Vietnam Dairy Products Corp.	202,656	1,192,784
Vietnam Technological & Commercial Joint Stock Bank (a)	801,000	1,000,928

TOTAL VIETNAM		4,423,692

TOTAL COMMON STOCKS
(Cost $537,946,290)		603,913,132

Nonconvertible Preferred Stocks - 5.1%
Brazil - 3.6%
Ambev SA sponsored ADR	534,000	2,440,380
Banco do Estado Rio Grande do Sul SA	270,160	1,002,092
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	23,644
(PN-B) sponsored ADR (e)	289,107	1,523,594
Fibria Celulose SA sponsored ADR	171,100	3,170,483
Itau Unibanco Holding SA sponsored ADR	696,186	7,644,122
Metalurgica Gerdau SA (PN)	997,600	1,971,214
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	472,700	4,944,442
Telefonica Brasil SA	115,180	1,117,989

TOTAL BRAZIL		23,837,960

Korea (South) - 1.5%
Hyundai Motor Co. Series 2	59,585	4,548,022
Samsung Electronics Co. Ltd.	125,513	4,281,114
Samsung Fire & Marine Insurance Co. Ltd.	9,276	1,533,907

TOTAL KOREA (SOUTH)		10,363,043

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $26,196,353)		34,201,003
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.96% 10/25/18(f)
(Cost $269,649)	270,000	269,626
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.11% (g)	23,071,079	23,075,693
Fidelity Securities Lending Cash Central Fund 2.11%(g)(h)	2,618,303	2,618,565
TOTAL MONEY MARKET FUNDS
(Cost $25,693,789)		25,694,258
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $590,106,081)		664,078,019
NET OTHER ASSETS (LIABILITIES) - 0.0%		(264,659)
NET ASSETS - 100%		$663,813,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	87	Dec. 2018	$4,566,195	$31,944	$31,944

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,663,286 or 0.3% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,359,326 or 2.0% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $269,626.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$390,451
Fidelity Securities Lending Cash Central Fund	67,925
Total	$458,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,910,496	$82,404,445	$3,506,051	$--
Consumer Staples	40,885,943	40,885,943	--	--
Energy	51,843,830	40,545,801	11,298,029	--
Financials	159,613,583	114,814,824	44,798,759	--
Health Care	17,644,060	17,644,060	--	--
Industrials	29,166,780	29,166,780	--	--
Information Technology	142,425,065	85,873,255	56,551,810	--
Materials	53,711,233	50,069,919	3,641,314	--
Real Estate	20,458,806	18,795,520	--	1,663,286
Telecommunication Services	21,694,260	17,061,292	4,632,968	--
Utilities	14,760,079	14,227,106	532,973	--
Government Obligations	269,626	--	269,626	--
Money Market Funds	25,694,258	25,694,258	--	--
Total Investments in Securities:	$664,078,019	$537,183,203	$125,231,530	$1,663,286
Derivative Instruments:
Assets
Futures Contracts	$31,944	$31,944	$--	$--
Total Assets	$31,944	$31,944	$--	$--
Total Derivative Instruments:	$31,944	$31,944	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$15,816,887
Level 2 to Level 1	$0

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$31,944	$0
Total Equity Risk	31,944	0
Total Value of Derivatives	$31,944	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value (including securities loaned of $2,402,450) — See accompanying schedule: Unaffiliated issuers (cost $564,412,292)	$638,383,761
Fidelity Central Funds (cost $25,693,789)	25,694,258
Total Investment in Securities (cost $590,106,081)		$664,078,019
Cash		93,697
Foreign currency held at value (cost $286,192)		286,300
Receivable for investments sold		3,748,992
Receivable for fund shares sold		1,028,131
Dividends receivable		1,068,119
Distributions receivable from Fidelity Central Funds		44,335
Other receivables		302,807
Total assets		670,650,400
Liabilities
Payable for investments purchased	$3,379,158
Payable for fund shares redeemed	580,459
Payable for daily variation margin on futures contracts	30,015
Other payables and accrued expenses	229,318
Collateral on securities loaned	2,618,090
Total liabilities		6,837,040
Net Assets		$663,813,360
Net Assets consist of:
Paid in capital		$552,063,596
Undistributed net investment income		1,675,537
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,199,569
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,874,658
Net Assets, for 3,008,991 shares outstanding		$663,813,360
Net Asset Value, offering price and redemption price per share ($663,813,360 ÷ 3,008,991 shares)		$220.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$17,700,157
Interest		9,094
Income from Fidelity Central Funds		458,376
Income before foreign taxes withheld		18,167,627
Less foreign taxes withheld		(1,896,292)
Total income		16,271,335
Expenses
Custodian fees and expenses	$549,788
Independent directors' fees and expenses	3,565
Interest	1,828
Miscellaneous	16
Total expenses		555,197
Net investment income (loss)		15,716,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,294,362
Fidelity Central Funds	694
Foreign currency transactions	(423,292)
Futures contracts	782,358
Total net realized gain (loss)		52,654,122
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $582,165)	(84,701,278)
Fidelity Central Funds	(734)
Assets and liabilities in foreign currencies	(53,160)
Futures contracts	175,475
Total change in net unrealized appreciation (depreciation)		(84,579,697)
Net gain (loss)		(31,925,575)
Net increase (decrease) in net assets resulting from operations		$(16,209,437)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,716,138	$12,093,213
Net realized gain (loss)	52,654,122	32,760,743
Change in net unrealized appreciation (depreciation)	(84,579,697)	92,226,717
Net increase (decrease) in net assets resulting from operations	(16,209,437)	137,080,673
Distributions to shareholders from net investment income	(15,018,134)	(11,115,681)
Distributions to shareholders from net realized gain	(37,772,093)	(2,186,326)
Total distributions	(52,790,227)	(13,302,007)
Affiliated share transactions
Proceeds from sales of shares	131,696,787	288,606,531
Reinvestment of distributions	52,167,267	13,077,757
Cost of shares redeemed	(214,237,322)	(77,097,405)
Net increase (decrease) in net assets resulting from share transactions	(30,373,268)	224,586,883
Total increase (decrease) in net assets	(99,372,932)	348,365,549
Net Assets
Beginning of period	763,186,292	414,820,743
End of period	$663,813,360	$763,186,292
Other Information
Undistributed net investment income end of period	$1,675,537	$977,533
Shares
Sold	525,396	1,346,133
Issued in reinvestment of distributions	214,429	60,674
Redeemed	(829,971)	(355,666)
Net increase (decrease)	(90,146)	1,051,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$246.26	$202.55	$172.95	$212.25	$198.65
Income from Investment Operations
Net investment income (loss)A	5.11	4.65	4.05	3.47	4.39
Net realized and unrealized gain (loss)	(14.13)	44.19	29.35	(39.58)	12.94
Total from investment operations	(9.02)	48.84	33.40	(36.11)	17.33
Distributions from net investment income	(4.95)	(4.06)	(3.80)	(3.19)	(3.73)
Distributions from net realized gain	(11.68)	(1.07)	–	–	–
Total distributions	(16.63)	(5.13)	(3.80)	(3.19)	(3.73)
Net asset value, end of period	$220.61	$246.26	$202.55	$172.95	$212.25
Total ReturnB	(4.20)%	24.55%	19.51%	(17.12)%	8.72%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	.07%	.09%	.15%	.15%
Expenses net of fee waivers, if any	.07%	.07%	.09%	.15%	.15%
Expenses net of all reductions	.07%	.07%	.09%	.15%	.15%
Net investment income (loss)	2.07%	2.12%	2.23%	1.71%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$663,813	$763,186	$414,821	$237,056	$457,436
Portfolio turnover rateE	65%	59%	52%	141%	84%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,775,646
Gross unrealized depreciation	(53,640,312)
Net unrealized appreciation (depreciation)	$67,135,334
Tax Cost	$596,942,685

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,675,398
Undistributed long-term capital gain	$43,677,567
Net unrealized appreciation (depreciation) on securities and other investments	$67,006,250

The Fund intends to elect to defer to its next fiscal year $609,449 of capital losses recognized during the period November 1, 2017 to September 30, 2018.

The tax character of distributions paid was as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$33,187,685	$ 11,589,726
Long-term Capital Gains	19,602,542	1,712,281
Total	$52,790,227	$ 13,302,007

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $470,223,940 and $528,606,128, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,008 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,140,000	1.62%	$1,828

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,860.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $67,925. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and Shareholders of Fidelity Emerging Markets Equity Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Emerging Markets Equity Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 13, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Michael E. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Actual	.0749%	$1,000.00	$875.80	$.35
Hypothetical-C		$1,000.00	$1,024.69	$.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2018, $52,764,368, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

December 2017	12%
February 2018	77%
March 2018	77%
April 2018	77%
May 2018	77%
June 2018	77%
July 2018	77%
August 2018	77%
September 2018	77%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $4.2031 and $0.4434 for the dividend paid December 21, 2017.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Emerging Markets Equity Central Fund

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EMQ-ANN-1118
1.876933.109

Fidelity® Floating Rate Central Fund Annual Report September 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Floating Rate Central Fund	5.65%	4.60%	7.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Floating Rate Central Fund on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$20,113	Fidelity® Floating Rate Central Fund
$18,549	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  Floating-rate bank loans gained 5.47% for the 12 months ending September 30, 2018, as measured by the S&P/LSTA® Leveraged Performing Loan Index, topping both high-yield bonds and the broad investment-grade fixed-income market. Loans generated positive results in the early months of the period, as investors refocused their attention on interest rate risk amid rising U.S. Treasury yields. The asset class was relatively immune to the volatility that hampered stocks and credit in February and March, posting modestly positive returns in both months. Loan prices rose in the first half of April, then gave back some of that advance, as rising interest rates began to weigh on investor risk appetite. Following modest returns in May and June amid concerns about global trade, loans rode strong corporate earnings and robust second-quarter U.S. economic growth to a 1.90% gain for the final three months of the period. Every industry in the index generated a positive result, with retailers (+10%), oil & gas (+8%), and radio & television (+8%) leading the way. On the downside, among larger index members, cable & satellite television, containers & glass products, and aerospace & defense each returned about 4%, but lagged the overall market. From a credit-quality perspective, lower-quality loans did best, reflecting investor confidence amid the solid fundamental backdrop

Comments from Co-Portfolio Managers Eric Mollenhauer and Kevin Nielsen:  For the fiscal year, the fund gained 5.65%, outpacing the benchmark S&P/LSTA® Leveraged Performing Loan Index. Security selection in business equipment & services, along with favorable positioning in oil & gas, provided the biggest boost versus the benchmark the past 12 months. Among the fund's the top individual relative contributors were overweightings in outdoor retailer Bass Pro Shops and oil & gas exploration & production company California Resources. Avoiding Catalina Marketing Group, a benchmark constituent that produces grocery store coupons, was another positive, as was our non-benchmark equity position in coal producer Warrior Metropolitan Coal, Inc. On the downside, a cash stake of about 6%, on average, the past 12 months was the biggest detractor versus the benchmark, although it was within our target range of 5% to 7%. As for individual holdings, an overweighting in generic-drug maker Lannett Company disappointed when the company announced that it will lose a key supply contract in 2019. A mid-March bankruptcy filing by Clear Channel Communications, now called iHeartMedia, hampered our investment there. Not owning loans issued by retailer and benchmark member Neiman Marcus also dampened relative performance. As of September 30, we think the fundamental backdrop for loans remains supportive, despite global trade and political tension.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Intelsat Jackson Holdings SA	2.0
Caesars Resort Collection LLC	1.8
Bass Pro Shops LLC.	1.6
Frontier Communications Corp.	1.6
Asurion LLC	1.5
8.5

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Technology	14.3
Gaming	8.1
Telecommunications	7.8
Services	7.1
Energy	5.4

Quality Diversification (% of fund's net assets)

As of September 30, 2018
BBB	2.5%
BB	32.8%
B	51.9%
CCC,CC,C	5.6%
Not Rated	2.1%
Equities	0.8%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018 *
Bank Loan Obligations	92.0%
Nonconvertible Bonds	2.9%
Common Stocks	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.2%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Bank Loan Obligations - 92.0%(a)
	Principal Amount	Value
Aerospace - 1.6%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.99% 7/7/22(b)(c)	$3,360,206	$3,375,428
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 5/30/25 (b)(c)	2,985,000	2,992,582
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 6/9/23 (b)(c)	14,319,431	14,367,830
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 8/22/24 (b)(c)	6,191,944	6,208,848
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.25% 11/30/20 (b)(c)	480,000	477,600
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/28/21 (b)(c)	3,145,000	3,109,619
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2142% 4/30/25 (b)(c)	4,250,000	4,276,563
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1477% 4/30/26 (b)(c)	1,000,000	998,130

TOTAL AEROSPACE		35,806,600

Air Transportation - 0.2%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9084% 10/5/24 (b)(c)	3,473,794	3,494,428
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2301% 2/23/25 (b)(c)	2,245,000	2,255,103

TOTAL AIR TRANSPORTATION		5,749,531

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (b)(c)	1,615,750	1,625,170
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 2/1/25 (b)(c)	450,000	454,500
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.25% 12/31/18 (b)(c)	836,478	837,172
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.83% 6/30/23 (b)(c)	6,670,305	6,643,891
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 11/27/20 (b)(c)	6,443,390	6,266,197
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3861% 11/27/21 (b)(c)	2,641,000	2,302,080
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 3/31/24 (b)(c)	638,640	642,236
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7422% 4/18/23 (b)(c)	2,370,792	2,418,208

TOTAL AUTOMOTIVE & AUTO PARTS		21,189,454

Banks & Thrifts - 0.1%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 3/24/25 (b)(c)	2,985,000	2,987,478
Broadcasting - 1.2%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0638% 8/15/25 (b)(c)	5,000,000	5,056,250
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9622% 11/18/24 (b)(c)	6,451,250	6,393,640
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (c)(d)	10,685,000	8,002,103
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 12/18/20 (b)(c)	3,242,277	3,254,435
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/23/24 (b)(c)	4,179,765	4,179,765

TOTAL BROADCASTING		26,886,193

Building Materials - 0.9%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 6/1/25 (b)(c)	3,975,402	3,963,794
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.34% 7/2/25 (b)(c)	3,491,250	3,495,614
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 10/17/23 (b)(c)	1,473,862	1,486,022
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 12/14/24 (b)(c)	3,543,225	3,550,595
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(c)	3,275,000	3,296,844
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 5/21/22 (b)(c)	4,949,588	4,983,641

TOTAL BUILDING MATERIALS		20,776,510

Cable/Satellite TV - 2.9%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/28/25 (b)(c)	1,970,063	1,967,600
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.14% 5/1/24 (b)(c)	1,254,125	1,257,260
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 4/30/25 (b)(c)	32,752,500	32,793,441
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6584% 1/25/26 (b)(c)	5,850,338	5,867,420
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.17% 1/15/25 (b)(c)	1,074,150	1,073,140
Numericable LLC:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.8459% 1/31/26 (b)(c)	648,367	639,802
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.1584% 8/14/26 (b)(c)	6,000,000	5,947,500
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6584% 1/15/26 (b)(c)	5,500,000	5,508,140
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4084% 8/19/23 (b)(c)	11,892,406	11,634,698

TOTAL CABLE/SATELLITE TV		66,689,001

Capital Goods - 0.7%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/13/25 (b)(c)	2,826,167	2,830,575
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/26/25 (c)(e)	4,095,000	4,101,388
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 5/9/25 (b)(c)	1,751,325	1,760,082
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 5/18/24 (b)(c)	1,380,700	1,382,674
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 7/30/24 (b)(c)	909,748	914,206
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 7% 3/13/22 (b)(c)	4,403,270	4,406,308

TOTAL CAPITAL GOODS		15,395,233

Chemicals - 2.7%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9402% 5/17/24 (b)(c)	1,975,000	1,977,963
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 11/18/23 (b)(c)	2,082,900	2,095,918
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (b)(c)	1,994,975	2,006,207
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 3/28/26 (b)(c)	1,500,000	1,488,750
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/8/25 (b)(c)	3,248,718	3,257,847
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	3,078,767	3,097,055
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 6/7/20 (b)(c)	1,294,874	1,299,264
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 3/13/25 (b)(c)	6,716,250	6,805,912
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (b)(c)	5,936,288	5,969,709
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/8/25 (b)(c)	2,012,842	2,014,110
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 9/20/25 (c)(e)	13,000,000	13,049,660
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4% 4/3/25 (b)(c)	2,524,663	2,526,253
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2182% 9/6/24 (b)(c)	1,980,000	1,986,593
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 9/22/24 (b)(c)	2,853,553	2,863,654
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 9/22/24 (b)(c)	6,585,122	6,608,433
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/1/24 (b)(c)	2,681,778	2,686,981
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (b)(c)	1,131,053	1,134,593
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (b)(c)	1,938,947	1,945,016

TOTAL CHEMICALS		62,813,918

Consumer Products - 0.9%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.34% 7/3/20 (b)(c)	3,666,183	3,540,616
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6038% 4/30/25 (b)(c)	4,500,000	4,241,250
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2422% 1/26/24 (b)(c)	1,639,732	1,639,272
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.163% 6/15/25 (b)(c)	1,840,000	1,856,873
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.054% 11/29/24 (b)(c)	10,587,500	10,706,609

TOTAL CONSUMER PRODUCTS		21,984,620

Containers - 1.9%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 7/31/25 (b)(c)	3,316,688	3,345,709
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1601% 11/7/25 (b)(c)	9,301,688	9,297,316
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.1859% 10/1/22 (b)(c)	3,599,973	3,606,489
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.9359% 1/6/21 (b)(c)	7,384,667	7,380,088
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5814% 4/3/24 (b)(c)	1,481,250	1,479,398
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/16/24 (b)(c)	1,338,063	1,337,782
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 5/22/24 (b)(c)	2,484,947	2,492,402
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2182% 4/3/25 (b)(c)	3,152,100	3,166,158
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/3/22 (b)(c)	367,959	367,959
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 10/14/24 (b)(c)	994,950	994,174
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/5/23 (b)(c)	9,190,399	9,228,999

TOTAL CONTAINERS		42,696,474

Diversified Financial Services - 3.7%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 4/4/24 (b)(c)	6,427,374	6,454,176
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1653% 1/15/25 (b)(c)	2,867,813	2,876,215
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (b)(c)	4,015,000	4,037,323
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 4/27/24 (b)(c)	2,962,500	2,973,609
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/13/25 (b)(c)	3,149,175	3,149,175
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/6/23 (b)(c)	3,682,000	3,692,751
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 10/1/25 (c)(e)	13,000,000	12,965,680
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 12/27/22(b)(c)	2,970,698	2,982,759
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 2/9/23 (b)(c)	6,239,724	6,242,344
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/30/22 (b)(c)	3,000,000	3,012,870
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 7/3/24 (b)(c)	1,642,604	1,650,817
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/3/25 (b)(c)	2,500,000	2,510,950
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5% 3/29/25 (b)(c)	2,119,350	2,124,648
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4084% 3/1/25 (b)(c)	5,011,499	5,017,763
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.75% 7/3/24 (b)(c)	2,979,950	2,996,727
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 6/30/24 (b)(c)	1,900,848	1,877,087
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1653% 12/5/20 (b)(c)	1,080,412	1,084,463
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.0642% 9/29/24 (b)(c)	1,770,450	1,783,728
3 month U.S. LIBOR + 3.750% 7.3845% 9/29/24 (b)(c)	241,667	243,479
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 12/8/23 (b)(c)	2,955,000	2,777,700
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 6/19/25 (b)(c)	3,491,250	3,500,711
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 4/9/23 (b)(c)	6,797,660	6,808,740
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 8/18/23 (b)(c)	3,242,250	3,259,466

TOTAL DIVERSIFIED FINANCIAL SERVICES		84,023,181

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9375% 3/16/25 (b)(c)	3,228,775	3,240,883
Energy - 4.4%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 5/18/23 (b)(c)	5,842,704	5,857,311
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/22/24 (b)(c)	5,394,266	5,306,609
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1653% 5/21/25 (b)(c)	2,778,038	2,760,675
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6172% 12/31/21 (b)(c)	12,435,000	13,776,985
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (b)(c)	11,030,000	11,190,817
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (b)(c)	8,583,266	8,583,266
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6326% 5/7/25 (b)(c)	7,980,000	7,950,075
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/13/25 (b)(c)	1,900,450	1,905,201
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (b)(c)	1,046,585	842,501
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (b)(c)	103,727	83,500
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 2/2/24 (b)(c)	4,000,000	4,002,520
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.9922% 3/28/22 (b)(c)	1,845,049	1,841,598
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1719% 4/16/21 (b)(c)	4,178,899	4,199,793
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.1653% 3/1/24 (b)(c)	6,865,000	6,464,565
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5% 5/3/25 (b)(c)	485,722	489,258
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (b)(c)	10,560,000	10,609,526
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.64% 8/25/23 (b)(c)	4,757,425	3,977,540
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 10/30/24 (b)(c)	4,166,306	4,133,767
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.49% 12/9/21 (b)(c)	4,423,072	3,626,919
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 6/26/22 (b)(c)	2,747,370	2,754,238
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 11/8/22 (b)(c)	1,052,050	1,054,680

TOTAL ENERGY		101,411,344

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3844% 12/15/23 (b)(c)	4,407,825	4,406,899
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3844% 12/15/22 (b)(c)	1,458,750	1,457,539
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 7/8/22 (b)(c)	4,620,810	4,533,015
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 7/8/23 (b)(c)	760,000	728,331
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 1/23/25 (b)(c)	2,835,750	2,849,929

TOTAL ENTERTAINMENT/FILM		13,975,713

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3167% 8/1/24 (b)(c)	794,000	796,318
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6875% 8/15/25 (b)(c)	2,500,000	2,510,150
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 9/28/24 (b)(c)	2,135,057	2,146,180
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 12/20/24 (b)(c)	3,253,792	3,268,695

TOTAL ENVIRONMENTAL		8,721,343

Food & Drug Retail - 4.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 12/6/24 (b)(c)	2,898,708	2,913,202
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9922% 8/25/21 (b)(c)	31,208,436	31,234,339
3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (b)(c)	2,678,094	2,678,603
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.327% 5/31/24 (b)(c)	14,000,000	14,000,000
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/21/21 (b)(c)	6,112,247	6,112,247
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (b)(c)	14,092,060	14,119,399
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9922% 11/25/20 (b)(c)	294,234	277,462
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.6172% 11/25/22 (b)(c)	18,482,610	16,207,031
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 3/27/23 (b)(c)	4,319,317	4,332,448
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 11/15/22 (b)(c)	5,721,971	5,603,984
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.7422% 6/8/24 (b)(c)	828,854	828,854
3 month U.S. LIBOR + 3.500% 5.7422% 6/8/24 (b)(c)	497,312	497,312

TOTAL FOOD & DRUG RETAIL		98,804,881

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.006% 9/21/26 (b)(c)	410,000	412,050
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.006% 9/21/25 (b)(c)	1,200,000	1,209,756
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0875% 12/16/23 (b)(c)	2,456,250	2,462,391
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/7/23 (b)(c)	10,760,159	10,491,155
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1% 6/28/20 (b)(c)	1,778,379	1,456,047
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 2/6/25 (b)(c)	1,437,775	1,439,127
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.22% 5/24/24 (b)(c)	10,151,574	10,149,747
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 6/30/22 (b)(c)	4,827,000	4,561,515
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/30/21 (b)(c)	5,002,076	4,958,308
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 6/27/23 (b)(c)	3,910,000	3,923,216

TOTAL FOOD/BEVERAGE/TOBACCO		41,063,312

Gaming - 7.8%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/1/23 (b)(c)	1,880,549	1,870,206
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 2/15/24 (b)(c)	2,264,597	2,275,919
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0975% 10/19/24 (b)(c)	7,043,118	7,033,891
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4174% 9/15/23 (b)(c)	2,734,707	2,747,451
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 12/22/24 (b)(c)	41,188,750	41,406,221
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 12/27/24 (b)(c)	1,334,913	1,336,581
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4682% 4/18/24 (b)(c)	5,448,919	5,453,169
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4083% 4/17/24 (b)(c)	3,375,018	3,389,092
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/15/24 (b)(c)	4,562,075	4,577,267
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/13/25 (b)(c)	4,433,888	4,453,308
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (b)(c)	11,910,000	11,939,775
3 month U.S. LIBOR + 7.000% 9.25% 10/20/25 (b)(c)	1,000,000	1,011,250
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9518% 10/4/23 (b)(c)	18,468,907	18,531,886
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 4/25/24 (b)(c)	1,367,688	1,367,688
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/27/25 (b)(c)	8,452,500	8,442,780
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 4/25/21 (b)(c)	2,123,844	2,123,844
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2422% 10/14/23 (b)(c)	2,393,046	2,254,585
Penn National Gaming, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 10/1/25 (c)(e)	5,000,000	5,025,000
3 month U.S. LIBOR + 2.500% 4.7422% 1/19/24 (b)(c)	514,800	517,055
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0342% 8/14/24 (b)(c)	18,993,244	18,957,727
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8377% 7/10/25 (b)(c)	15,960,000	16,100,448
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 6/8/23 (b)(c)	9,222,817	9,256,388
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.25% 11/27/20 (b)(c)	302,208	302,963
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4% 12/31/21 (b)(c)	6,140,000	6,116,975
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 5/31/24 (b)(c)	1,905,008	1,909,770

TOTAL GAMING		178,401,239

Healthcare - 4.5%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 4/17/21 (b)(c)	740,000	715,950
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 6/22/24 (b)(c)	2,873,625	2,848,481
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (b)(c)	6,905,488	6,811,228
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9% 2/6/26 (b)(c)	1,000,000	992,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 2/6/25 (b)(c)	1,666,625	1,666,625
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.25% 12/1/23 (b)(c)	2,905,080	2,903,017
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 3/13/25 (b)(c)	10,945,000	11,020,958
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/18/23 (b)(c)	5,308,938	5,347,534
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 8/18/25 (b)(c)	4,775,000	4,814,776
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8119% 8/18/22 (b)(c)	154,275	154,275
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (c)(e)	4,020,000	3,972,283
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 6/7/23 (b)(c)	2,429,395	2,433,816
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 6/30/25 (b)(c)	15,254,742	15,304,320
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 9/27/24 (b)(c)	5,895,450	5,852,708
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 10/21/23 (b)(c)	2,569,545	2,579,181
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.625% 2/22/24 (b)(c)	3,228,775	3,269,135
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 6/23/24 (b)(c)	2,627,537	2,640,675
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 12/31/22 (b)(c)	5,830,893	5,675,383
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1038% 6/1/25 (b)(c)	13,555,766	13,619,885
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/11/23 (b)(c)	1,335,662	1,339,562
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3979% 7/9/25 (b)(c)	6,000,000	5,902,500
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 12/1/24 (b)(c)	4,714,375	4,695,235

TOTAL HEALTHCARE		104,560,027

Homebuilders/Real Estate - 2.0%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 8/21/25 (b)(c)	10,000,000	10,037,500
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 1/30/24 (b)(c)	4,738,622	4,703,840
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 1/30/24 (b)(c)	254,508	252,640
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 3/23/25 (b)(c)	4,749,457	4,753,162
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0874% 4/12/25 (b)(c)	3,561,075	3,592,234
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3979% 2/8/25 (b)(c)	6,934,691	6,946,827
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2122% 12/22/24 (b)(c)	15,000,682	15,019,433

TOTAL HOMEBUILDERS/REAL ESTATE		45,305,636

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2158% 8/30/23 (b)(c)	2,803,024	2,803,528
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 11/30/23 (b)(c)	7,593,063	7,594,278
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.9658% 10/25/23 (b)(c)	3,561,454	3,577,195
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/31/25 (b)(c)	2,730,000	2,750,475
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 5/30/25 (b)(c)	6,015,000	6,031,301

TOTAL HOTELS		22,756,777

Insurance - 3.3%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5924% 11/22/23 (b)(c)	4,491,936	4,505,052
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1479% 5/10/25 (b)(c)	8,850,174	8,877,079
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9645% 1/25/24 (b)(c)	4,957,386	4,974,935
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 11/3/23 (b)(c)	6,199,696	6,244,271
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 11/3/24 (b)(c)	6,982,500	7,027,258
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.2422% 8/4/22 (b)(c)	7,559,441	7,618,858
3 month U.S. LIBOR + 6.500% 8.7422% 8/4/25 (b)(c)	13,890,000	14,263,363
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3353% 4/25/25 (b)(c)	10,029,863	10,047,415
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (b)(c)	12,495,319	12,498,443

TOTAL INSURANCE		76,056,674

Leisure - 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/31/25 (b)(c)	2,897,738	2,915,848
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 7/31/24 (b)(c)	6,955,050	6,962,005
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/28/25 (b)(c)	10,945,000	10,927,379
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/1/24 (b)(c)	16,554,747	16,416,846
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 9/8/24 (b)(c)	1,000,000	1,021,880
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 3/8/24 (b)(c)	2,955,150	2,967,709
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 4/18/25 (b)(c)	1,865,325	1,868,123
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (b)(c)	6,365,205	6,387,738
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/2/25 (b)(c)	2,270,969	2,262,453
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9682% 7/6/24 (b)(c)	2,475,000	2,486,138
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 12/15/24 (b)(c)	7,940,020	7,956,535

TOTAL LEISURE		62,172,654

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 3/21/25 (b)(c)	3,392,950	3,414,156
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 10/17/22 (b)(c)	7,292,637	6,676,701

TOTAL METALS/MINING		10,090,857

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (b)(c)	4,314,300	4,348,210
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3374% 12/29/23 (b)(c)	5,241,162	5,235,345
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (b)(c)	5,500,000	5,511,000

TOTAL PAPER		15,094,555

Publishing/Printing - 2.6%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4153% 6/7/23 (b)(c)	7,653,777	7,127,580
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/18/19 (b)(c)	5,306,838	5,264,649
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.1361% 11/3/23 (b)(c)	6,063,203	5,813,096
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/29/21 (b)(c)	8,774,309	8,244,166
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4305% 3/13/25 (b)(c)	3,368,075	3,373,329
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.2422% 5/4/22 (b)(c)	10,929,569	10,597,092
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5924% 6/1/22 (b)(c)	1,307,230	1,317,035
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 10/31/24 (b)(c)	1,498,675	1,504,924
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 10/24/21 (b)(c)	3,323,551	3,330,830
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (b)(c)	12,839,978	12,885,816

TOTAL PUBLISHING/PRINTING		59,458,517

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 2/17/24 (b)(c)	12,389,623	12,392,720
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/14/21 (b)(c)	6,455,191	6,237,328
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9153% 3/16/26 (b)(c)	260,000	261,789
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4153% 3/16/25 (b)(c)	1,890,500	1,895,699
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9147% 4/3/25 (b)(c)	2,205,281	2,206,670
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.4622% 7/28/21 (b)(c)	3,961,827	3,951,923
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 9/24/25 (c)(e)	1,210,000	1,217,563
2LN, term loan 3 month U.S. LIBOR + 6.500% 9/24/26 (c)(e)	500,000	503,125
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/1/25 (b)(c)	3,268,575	3,281,649

TOTAL RESTAURANTS		31,948,466

Services - 6.9%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 9/26/21 (b)(c)	1,782,956	1,323,470
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(c)	6,475,000	6,406,236
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	12,718,277	12,722,092
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 10/19/23 (b)(c)	4,877,626	4,892,893
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	7,461,300	7,479,953
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 4/2/25 (b)(c)	1,747,293	1,752,203
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2422% 11/21/24 (b)(c)	5,813,214	5,881,345
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5958% 6/21/24 (b)(c)	8,411,099	8,461,230
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 11/7/23 (b)(c)	1,728,458	1,730,082
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5892% 11/14/22 (b)(c)	7,236,680	7,250,719
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6205% 8/8/25 (b)(c)	1,900,000	1,903,572
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 3/29/25 (b)(c)	2,388,000	2,403,355
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 8/16/25 (b)(c)	2,240,000	2,252,611
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 11/21/24 (b)(c)	6,947,500	6,914,916
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 3/9/23 (b)(c)	1,407,598	1,413,467
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 0% 8/13/22 (b)(c)	8,830,448	8,867,271
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (b)(c)	1,000,000	1,012,500
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 4/26/24 (b)(c)	29,592,675	29,703,648
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/27/25 (b)(c)	12,994,700	12,967,671
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9682% 5/2/22 (b)(c)	5,847,843	5,872,813
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (b)(c)	2,354,601	2,357,544
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 8/29/25 (b)(c)	3,650,000	3,668,871
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.25% 3/23/24 (b)(c)	1,812,400	1,809,573
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 11/8/23 (b)(c)	1,168,568	1,177,333
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.4922% 10/3/23 (b)(c)	4,611,487	4,611,487
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 9/26/24 (b)(c)	1,519,814	1,472,958
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 5/14/22 (b)(c)	8,153,296	8,194,063
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 5/14/23 (b)(c)(f)	645,000	632,100
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 12/7/23 (b)(c)	2,565,544	2,574,369

TOTAL SERVICES		157,710,345

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.14% 12/22/23 (b)(c)	1,766,650	1,773,823
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.623% 6/14/21 (b)(c)	3,240,280	3,240,280

TOTAL STEEL		5,014,103

Super Retail - 3.8%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1038% 7/2/22 (b)(c)	5,915,511	4,584,521
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2422% 9/25/24 (b)(c)	36,559,727	36,909,969
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1479% 2/3/24 (b)(c)	14,505,743	14,590,312
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.72% 11/17/24 (b)(c)	4,957,808	4,988,795
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.32% 10/11/19 (b)(c)	940,144	832,027
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 8/19/23 (b)(c)	5,172,863	5,174,466
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (b)(c)	3,074,447	2,819,268
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.1392% 8/19/22 (b)(c)	4,502,463	4,533,800
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5924% 1/26/23 (b)(c)	5,041,690	4,079,383
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.12% 3/11/22 (b)(c)	4,307,239	3,751,692
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)	3,103,751	3,104
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/31/25 (b)(c)	4,319,175	4,268,425

TOTAL SUPER RETAIL		86,535,762

Technology - 14.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8826% 8/3/25 (b)(c)	5,830,000	5,743,308
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.89% 12/20/23 (b)(c)	795,000	795,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 12/20/22 (b)(c)	1,330,935	1,336,725
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 2/28/25 (b)(c)	2,407,900	2,416,930
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (b)(c)	3,000,000	3,000,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 4/30/25 (b)(c)	6,000,000	6,007,500
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 3/20/24 (b)(c)	1,361,943	1,357,694
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7122% 8/23/25 (b)(c)	2,295,000	2,311,249
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 11/29/24 (b)(c)	3,482,500	3,478,147
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 9/7/23 (b)(c)	8,948,326	8,966,222
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/25 (b)(c)	1,572,756	1,572,096
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 2/1/26 (b)(c)	600,000	603,000
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 10/31/24 (c)(e)	1,360,000	1,361,700
3 month U.S. LIBOR + 5.250% 6.8259% 10/31/24 (b)(c)	8,365,434	8,375,891
3 month U.S. LIBOR + 8.000% 10.2422% 10/31/25 (b)(c)	1,455,345	1,448,068
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2242% 8/23/26 (b)(c)	365,000	369,106
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.4742% 8/23/25 (b)(c)	4,135,000	4,157,412
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6344% 8/14/25 (b)(c)	2,950,000	2,950,000
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0614% 2/9/23 (b)(c)	5,290,739	5,328,515
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1895% 1/31/24 (b)(c)	966,652	975,517
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5% 6/1/22 (b)(c)	7,674,670	7,705,062
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 3/8/26 (b)(c)	545,000	542,956
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 3/8/25 (b)(c)	3,511,200	3,509,023
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8861% 12/2/24 (b)(c)	2,570,600	2,586,666
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (b)(c)	1,000,000	1,011,670
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.2122% 7/10/22 (b)(c)	15,523,641	15,546,616
3 month U.S. LIBOR + 2.000% 4.2122% 4/26/24 (b)(c)	5,213,560	5,217,262
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 4/22/23 (b)(c)	1,526,068	1,527,594
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 2/15/24 (b)(c)	11,855,866	11,898,666
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 7/7/25 (b)(c)	500,000	505,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/1/22 (b)(c)	2,466,278	2,480,656
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 2/1/22 (b)(c)	2,921,246	2,928,081
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (b)(c)	7,835,000	7,994,521
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3431% 11/1/23 (b)(c)	6,895,481	6,927,407
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (b)(c)	7,260,989	7,312,396
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (b)(c)	2,270,000	2,179,200
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 11/20/21 (b)(c)	2,716,350	2,702,768
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.7422% 6/21/24 (b)(c)	12,789,667	12,747,077
3 month U.S. LIBOR + 2.500% 4.7422% 6/21/24 (b)(c)	2,085,583	2,078,638
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5933% 2/7/25 (b)(c)	3,655,838	3,657,665
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7422% 9/29/24 (b)(c)	12,545,980	12,642,333
3 month U.S. LIBOR + 8.500% 10.7422% 9/29/25 (b)(c)	4,000,000	4,070,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9153% 9/15/24 (b)(c)	3,960,000	3,984,750
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 5/29/25 (b)(c)	6,377,000	6,378,339
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.4922% 12/1/24 (b)(c)	3,304,019	3,295,991
3 month U.S. LIBOR + 7.250% 9.4922% 12/1/25 (b)(c)	1,000,000	998,250
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.12% 9/4/26 (b)(c)	415,000	416,382
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.37% 9/4/25 (b)(c)	1,730,000	1,728,357
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 5/31/25 (b)(c)	4,952,588	4,940,206
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 5/31/26 (b)(c)	2,390,000	2,378,050
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3538% 8/1/25 (b)(c)	3,495,000	3,495,000
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 3/3/23 (b)(c)	6,055,439	6,066,823
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.6361% 9/30/22 (b)(c)	6,655,210	6,682,962
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 6/28/25 (b)(c)	1,182,038	1,190,406
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 6/28/26 (b)(c)	240,000	240,300
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/8/22 (b)(c)	2,218,055	2,227,060
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 4/16/25 (b)(c)	11,114,938	11,121,940
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 4/16/25 (b)(c)	4,314,444	4,317,162
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.506% 4/16/25 (b)(c)	2,490,000	2,490,772
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8861% 9/30/23 (b)(c)	3,195,624	3,212,114
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1479% 3/9/23 (b)(c)	6,467,500	6,486,320
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/1/24 (b)(c)	10,877,387	10,914,261
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 12/4/20 (b)(c)	838,319	841,286
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/12/21 (b)(c)	1,518,825	1,516,547
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6038% 9/28/24 (b)(c)	6,873,506	6,893,577
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1203% 4/4/25 (b)(c)	8,478,750	8,523,772
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.884% 8/9/24 (b)(c)	4,975,000	4,979,677
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 8/27/25 (b)(c)	8,185,000	8,249,825
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/2/25 (b)(c)	10,000,000	10,040,000
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 7/2/26 (b)(c)	3,500,000	3,524,080
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9/17/26 (c)(e)	2,500,000	2,509,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/17/25 (c)(e)	4,460,000	4,485,645
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/1/23 (b)(c)	6,184,213	6,202,271

TOTAL TECHNOLOGY		320,657,587

Telecommunications - 7.5%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9084% 7/15/25 (b)(c)	5,449,887	5,339,527
3 month U.S. LIBOR + 2.750% 4.9084% 1/31/26 (b)(c)	3,473,750	3,391,248
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 9/27/25 (b)(c)	1,200,000	1,204,500
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (b)(c)	5,845,252	5,531,070
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.49% 12/22/23 (b)(c)	2,955,150	2,975,481
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5% 3/31/21 (b)(c)	12,994,036	12,734,155
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9682% 6/15/24 (b)(c)	24,233,749	23,714,904
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.99% 5/31/25 (b)(c)	4,488,750	4,450,102
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9801% 11/27/23 (b)(c)	34,775,000	34,895,669
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.7301% 1/2/24 (b)(c)	4,000,000	4,197,520
Tranche B-5, term loan 6.625% 1/2/24	6,205,000	6,457,854
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4324% 2/22/24 (b)(c)	10,090,000	10,116,638
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4084% 7/17/25 (b)(c)	4,889,418	4,887,364
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 2/10/24 (b)(c)	2,955,000	2,888,513
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (b)(c)	11,040,111	11,018,252
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/2/26 (b)(c)	14,250,000	14,305,433
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 4/11/25 (b)(c)	4,488,750	4,492,341
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (c)(e)	2,400,000	2,402,400
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7158% 11/1/24 (b)(c)	4,566,992	4,571,559
3 month U.S. LIBOR + 8.250% 10.4922% 11/1/25 (b)(c)	3,000,000	2,996,250
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 7/31/25 (b)(c)	7,283,423	7,101,338
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7158% 2/3/24 (b)(c)	2,633,316	2,639,900

TOTAL TELECOMMUNICATIONS		172,312,018

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1602% 6/15/23 (b)(c)	1,641,500	1,645,604
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3371% 9/11/24 (b)(c)	670,000	675,025
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0871% 9/11/23 (b)(c)	4,477,500	4,503,604
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (b)(c)	5,311,938	5,318,578
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.34% 9/14/20 (b)(c)	3,052,504	3,049,970

TOTAL TRANSPORTATION EX AIR/RAIL		13,547,177

Utilities - 3.3%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 8/1/26 (b)(c)	2,375,000	2,413,594
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 8/1/25 (b)(c)	12,500,000	12,650,000
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24 (b)(c)	3,922,797	3,952,218
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 11/13/21 (b)(c)	4,012,470	4,022,501
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5% 6/26/25 (b)(c)	7,980,000	7,982,474
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 8/28/25 (b)(c)	3,910,000	3,944,213
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.2422% 2/15/24 (b)(c)	3,378,556	3,296,220
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (b)(c)	7,277,583	7,193,890
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 3/23/25 (b)(c)	3,674,866	3,701,509
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 8/4/23 (b)(c)	6,952,611	6,958,938
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (b)(c)	4,260,468	4,274,655
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.4922% 12/14/23 (b)(c)	3,438,750	3,445,799
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.1808% 12/31/25 (b)(c)	10,533,600	10,541,500

TOTAL UTILITIES		74,377,511

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,116,049,149)		2,111,861,178

Nonconvertible Bonds - 2.9%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (g)	905,000	894,819
Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (g)	1,000,000	1,035,000
TPC Group, Inc. 8.75% 12/15/20 (g)	3,780,000	3,770,550

TOTAL CHEMICALS		4,805,550

Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (b)(c)(g)	5,780,000	5,859,475
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,611,019
7% 6/30/24	1,000,000	1,095,000
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (b)(c)	1,420,000	1,421,775
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(g)	4,500,000	4,501,623
6.875% 6/15/25 (g)	1,000,000	1,038,750
Denbury Resources, Inc.:
9% 5/15/21 (g)	730,000	789,313
9.25% 3/31/22 (g)	1,455,000	1,571,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	1,435,000	1,469,081

TOTAL ENERGY		13,497,961

Gaming - 0.3%
Scientific Games Corp. 5% 10/15/25 (g)	3,060,000	2,907,000
Stars Group Holdings BV 7% 7/15/26 (g)	2,000,000	2,063,380
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,367,000	1,291,405

TOTAL GAMING		6,261,785

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,430,000
5.125% 5/1/25	1,000,000	985,000
7.5% 1/1/22 (g)	900,000	939,375
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	2,515,000	2,510,599
9% 12/15/25 (g)	1,275,000	1,372,270

TOTAL HEALTHCARE		8,237,244

Insurance - 0.0%
HUB International Ltd. 7% 5/1/26 (g)	1,000,000	1,001,310
Leisure - 0.1%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	1,220,000	1,229,150
7.25% 11/30/21 (g)	2,000,000	2,070,000

TOTAL LEISURE		3,299,150

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,628,750
Services - 0.2%
APX Group, Inc. 7.625% 9/1/23	980,000	905,275
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	2,395,000	2,461,773

TOTAL SERVICES		3,367,048

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	1,004,000	1,006,553
4.42% 6/15/21 (g)	3,030,000	3,074,890
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	2,665,000	2,662,122

TOTAL TECHNOLOGY		6,743,565

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (g)	3,095,000	3,017,625
SFR Group SA:
6.25% 5/15/24 (g)	1,930,000	1,901,050
7.375% 5/1/26 (g)	3,010,000	3,010,000

TOTAL TELECOMMUNICATIONS		7,928,675

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	870,000	852,600
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (g)	2,255,000	2,274,731
TOTAL NONCONVERTIBLE BONDS
(Cost $67,232,855)		67,652,663
	Shares	Value

Common Stocks - 0.8%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	52,192	5,350,202
Energy - 0.4%
Expro Holdings U.S., Inc. (f)	240,349	5,768,376
Expro Holdings U.S., Inc. (f)(g)	88,205	2,116,920

TOTAL ENERGY		7,885,296

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	27,296	738,084
Publishing/Printing - 0.1%
Cenveo Corp. (f)(g)	4,167	121,510
Tribune Media Co. Class A	35,222	1,353,581

TOTAL PUBLISHING/PRINTING		1,475,091

Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	130	1,695
Utilities - 0.1%
TexGen Power LLC (f)	85,051	3,104,362
TOTAL COMMON STOCKS
(Cost $17,510,972)		18,554,730

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)(h)
(Cost $45,406)	45,954	45,954

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 2.11% (i)
(Cost $120,489,666)	120,471,829	120,495,923
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,321,328,048)		2,318,610,448
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(22,666,833)
NET ASSETS - 100%		$2,295,943,615

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,814,274 or 2.6% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,057,017
Total	$3,057,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,353,581	$1,353,581	$--	$--
Energy	7,885,296	--	--	7,885,296
Industrials	121,510	--	--	121,510
Materials	6,088,286	6,088,286	--	--
Telecommunication Services	1,695	1,695	--	--
Utilities	3,104,362	--	--	3,104,362
Bank Loan Obligations	2,111,861,178	--	2,111,229,078	632,100
Corporate Bonds	67,652,663	--	67,652,663	--
Other	45,954	--	--	45,954
Money Market Funds	120,495,923	120,495,923	--	--
Total Investments in Securities:	$2,318,610,448	$127,939,485	$2,178,881,741	$11,789,222

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Luxembourg	5.0%
Canada	1.3%
Netherlands	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,200,838,382)	$2,198,114,525
Fidelity Central Funds (cost $120,489,666)	120,495,923
Total Investment in Securities (cost $2,321,328,048)		$2,318,610,448
Cash		21,466,856
Receivable for investments sold		7,242,981
Receivable for fund shares sold		261,664
Dividends receivable		9,156
Interest receivable		12,363,122
Distributions receivable from Fidelity Central Funds		193,322
Total assets		2,360,147,549
Liabilities
Payable for investments purchased	$62,677,510
Payable for fund shares redeemed	892,400
Distributions payable	619,421
Other payables and accrued expenses	14,603
Total liabilities		64,203,934
Net Assets		$2,295,943,615
Net Assets consist of:
Paid in capital		$2,300,090,576
Undistributed net investment income		1,735,079
Accumulated undistributed net realized gain (loss) on investments		(3,164,440)
Net unrealized appreciation (depreciation) on investments		(2,717,600)
Net Assets, for 22,224,439 shares outstanding		$2,295,943,615
Net Asset Value, offering price and redemption price per share ($2,295,943,615 ÷ 22,224,439 shares)		$103.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$930,450
Interest		104,508,509
Income from Fidelity Central Funds		3,057,017
Total income		108,495,976
Expenses
Custodian fees and expenses	$36,934
Independent directors' fees and expenses	9,713
Legal	55,142
Miscellaneous	38
Total expenses before reductions	101,827
Expense reductions	(33,473)
Total expenses after reductions		68,354
Net investment income (loss)		108,427,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,822,970)
Fidelity Central Funds	783
Total net realized gain (loss)		(2,822,187)
Change in net unrealized appreciation (depreciation) on investment securities		9,369,188
Net gain (loss)		6,547,001
Net increase (decrease) in net assets resulting from operations		$114,974,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,427,622	$82,079,389
Net realized gain (loss)	(2,822,187)	4,385,070
Change in net unrealized appreciation (depreciation)	9,369,188	4,876,219
Net increase (decrease) in net assets resulting from operations	114,974,623	91,340,678
Distributions to shareholders from net investment income	(107,324,263)	(81,420,546)
Distributions to shareholders from net realized gain	(5,780,280)	(808,840)
Total distributions	(113,104,543)	(82,229,386)
Affiliated share transactions
Proceeds from sales of shares	697,577,163	243,935,396
Reinvestment of distributions	106,258,937	23,568,043
Cost of shares redeemed	(144,268,596)	(256,527,613)
Net increase (decrease) in net assets resulting from share transactions	659,567,504	10,975,826
Total increase (decrease) in net assets	661,437,584	20,087,118
Net Assets
Beginning of period	1,634,506,031	1,614,418,913
End of period	$2,295,943,615	$1,634,506,031
Other Information
Undistributed net investment income end of period	$1,735,079	$658,843
Shares
Sold	6,749,302	2,363,592
Issued in reinvestment of distributions	1,029,866	228,146
Redeemed	(1,398,060)	(2,479,226)
Net increase (decrease)	6,381,108	112,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$103.17	$102.63	$102.02	$107.17	$106.39
Income from Investment Operations
Net investment income (loss)A	5.279	5.268	5.424	5.449	5.658
Net realized and unrealized gain (loss)	.401	.545	.357	(5.445)	.412
Total from investment operations	5.680	5.813	5.781	.004	6.070
Distributions from net investment income	(5.215)	(5.223)	(5.171)	(5.154)	(5.290)
Distributions from net realized gain	(.325)	(.050)	–	–	–
Total distributions	(5.540)	(5.273)	(5.171)	(5.154)	(5.290)
Net asset value, end of period	$103.31	$103.17	$102.63	$102.02	$107.17
Total ReturnB	5.65%	5.77%	5.95%	(.03)%	5.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	.06%	- %E	- %E	- %E
Expenses net of fee waivers, if any	- %E	.06%	- %E	- %E	- %E
Expenses net of all reductions	- %E	.06%	- %E	- %E	- %E
Net investment income (loss)	5.12%	5.09%	5.45%	5.15%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,295,944	$1,634,506	$1,614,419	$1,597,788	$1,653,285
Portfolio turnover rateF	47%	78%	48%	37%G	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,614,127
Gross unrealized depreciation	(24,057,889)
Net unrealized appreciation (depreciation)	$(1,443,762)
Tax Cost	$2,320,054,210

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,735,079
Capital loss carryforward	$(4,438,277)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,443,762)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(4,438,277)
Total capital loss carryforward	$(4,438,277)

The tax character of distributions paid was as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$111,877,345	$ 81,873,496
Long-term Capital Gains	1,227,198	355,890
Total	$113,104,543	$ 82,229,386

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $1,619,074,168 and $938,419,735, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,420.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $33,473.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. The parties have engaged in mediation but continue to disagree on the value of the unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $32,518,731 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Floating Rate Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 15, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Actual	.0056%	$1,000.00	$1,027.70	$.03
Hypothetical-C		$1,000.00	$1,025.04	$.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $75,864,852 of distributions paid during the period January 1, 2018 to September 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Floating Rate Central Fund

At its July 2018 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FR1-ANN-1118
1.814672.113

Item 2.

Code of Ethics

As of the end of the period, September 30, 2018, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Emerging Markets Equity Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Floating Rate Central Fund, Fidelity Health Care Central Fund, Fidelity High Income Central Fund 1, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity International Equity Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund  (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$40,000	$100	$6,000	$1,200
Fidelity Consumer Staples Central Fund	$40,000	$100	$6,000	$1,200
Fidelity Emerging Markets Equity Central Fund	$45,000	$100	$6,300	$1,300
Fidelity Energy Central Fund	$42,000	$100	$7,100	$1,300
Fidelity Financials Central Fund	$43,000	$100	$6,900	$1,300
Fidelity Floating Rate Central Fund	$82,000	$100	$6,300	$2,300
Fidelity Health Care Central Fund	$42,000	$100	$6,000	$1,200
Fidelity High Income Central Fund 1	$56,000	$100	$6,300	$1,600
Fidelity Industrials Central Fund	$41,000	$100	$6,000	$1,200
Fidelity Information Technology Central Fund	$54,000	$100	$6,000	$1,500
Fidelity International Equity Central Fund	$50,000	$100	$6,400	$1,400
Fidelity Materials Central Fund	$40,000	$100	$6,000	$1,200
Fidelity Real Estate Equity Central Fund	$41,000	$100	$6,000	$1,200
Fidelity Telecom Services Central Fund	$40,000	$100	$6,000	$1,200
Fidelity Utilities Central Fund	$40,000	$100	$6,000	$1,200

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Consumer Staples Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Emerging Markets Equity Central Fund	$45,000	$100	$8,900	$1,300
Fidelity Energy Central Fund	$42,000	$100	$10,400	$1,300
Fidelity Financials Central Fund	$43,000	$100	$10,200	$1,300
Fidelity Floating Rate Central Fund	$82,000	$100	$9,200	$2,300
Fidelity Health Care Central Fund	$42,000	$100	$9,200	$1,200
Fidelity High Income Central Fund 1	$56,000	$100	$9,200	$1,600
Fidelity Industrials Central Fund	$41,000	$100	$9,200	$1,200
Fidelity Information Technology Central Fund	$53,000	$100	$9,200	$1,500
Fidelity International Equity Central Fund	$50,000	$100	$9,000	$1,500
Fidelity Materials Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Real Estate Equity Central Fund	$41,000	$100	$8,900	$1,300
Fidelity Telecom Services Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Utilities Central Fund	$40,000	$100	$9,200	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2018A	September 30, 2017A
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2018A	September 30, 2017A
Deloitte Entities	$870,000	$675,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2018